UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	3-31-2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Core Equity Plus Fund

March 31, 2013

Core Equity Plus - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.0%

AEROSPACE AND DEFENSE — 5.5%
Alliant Techsystems, Inc.	6,479	469,274
Boeing Co. (The)(1)	16,386	1,406,738
Esterline Technologies Corp.(2)	6,000	454,200
General Dynamics Corp.(1)	13,254	934,539
Honeywell International, Inc.	4,140	311,949
Huntington Ingalls Industries, Inc.(1)	13,709	731,101
L-3 Communications Holdings, Inc.	1,393	112,722
Northrop Grumman Corp.(1)	14,441	1,013,036
Textron, Inc.(1)	30,458	907,953

		6,341,512

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.(2)	3,048	235,732
Goodyear Tire & Rubber Co. (The)(1)(2)	16,573	208,986

		444,718

BEVERAGES — 0.4%
Coca-Cola Co. (The)(1)	8,752	353,931
PepsiCo, Inc.(1)	852	67,402

		421,333

BIOTECHNOLOGY — 1.9%
Amgen, Inc.(1)	9,164	939,402
Biogen Idec, Inc.(1)(2)	332	64,046
Celgene Corp.(1)(2)	1,984	229,965
Cubist Pharmaceuticals, Inc.(2)	6,027	282,184
Gilead Sciences, Inc.(1)(2)	6,165	301,654
Pharmacyclics, Inc.(2)	1,759	141,441
United Therapeutics Corp.(1)(2)	4,533	275,924

		2,234,616

CAPITAL MARKETS — 3.2%
Federated Investors, Inc. Class B(1)	37,602	890,039
Goldman Sachs Group, Inc. (The)	9,295	1,367,759
Investment Technology Group, Inc.(1)(2)	35,917	396,524
Janus Capital Group, Inc.(1)	36,767	345,610
SEI Investments Co.(1)	22,576	651,318
T. Rowe Price Group, Inc.	762	57,051

		3,708,301

CHEMICALS — 4.8%
Axiall Corp.(1)	909	56,503
CF Industries Holdings, Inc.(1)	4,053	771,570
Huntsman Corp.	8,618	160,209
LyondellBasell Industries NV, Class A(1)	16,796	1,063,019
Monsanto Co.(1)	12,544	1,325,023
NewMarket Corp.	2,651	690,214
PPG Industries, Inc.	7,234	968,922
Sherwin-Williams Co. (The)	2,034	343,522

Valspar Corp.(1)	2,451	152,575

		5,531,557

COMMERCIAL BANKS — 0.6%
BB&T Corp.	3,048	95,677
Wells Fargo & Co.(1)	17,446	645,327

		741,004

COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Deluxe Corp.	7,302	302,303
Mine Safety Appliances Co.(1)	15,211	754,770

		1,057,073

COMMUNICATIONS EQUIPMENT — 3.8%
Arris Group, Inc.(1)(2)	32,308	554,728
Brocade Communications Systems, Inc.(1)(2)	119,948	692,100
Cisco Systems, Inc.(1)	81,669	1,707,699
InterDigital, Inc.	1,321	63,183
QUALCOMM, Inc.(1)	6,156	412,144
Research In Motion Ltd.(1)(2)	62,841	908,053

		4,337,907

COMPUTERS AND PERIPHERALS — 4.3%
Apple, Inc.(1)	7,886	3,490,580
EMC Corp.(1)(2)	52,241	1,248,038
Hewlett-Packard Co.	6,036	143,898
Seagate Technology plc(1)	2,024	73,997

		4,956,513

CONSTRUCTION AND ENGINEERING — 0.1%
AECOM Technology Corp.(2)	2,641	86,625

CONSUMER FINANCE — 0.8%
American Express Co.(1)	3,131	211,217
Cash America International, Inc.(1)	12,938	678,857

		890,074

CONTAINERS AND PACKAGING — 1.9%
Greif, Inc., Class A(1)	14,899	798,885
Owens-Illinois, Inc.(1)(2)	36,794	980,560
Packaging Corp. of America	9,321	418,233

		2,197,678

DIVERSIFIED CONSUMER SERVICES — 0.8%
Bridgepoint Education, Inc.(1)(2)	5,347	54,700
Coinstar, Inc.(1)(2)	14,195	829,272

		883,972

DIVERSIFIED FINANCIAL SERVICES — 3.0%
Bank of America Corp.(1)	17,683	215,379
Citigroup, Inc.(1)	4,098	181,295
Interactive Brokers Group, Inc., Class A(1)	10,024	149,458
JPMorgan Chase & Co.(1)	34,863	1,654,598
Moody's Corp.	7,149	381,185
MSCI, Inc., Class A(1)(2)	24,742	839,496

		3,421,411

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
AT&T, Inc.(1)	67,988	2,494,480
CenturyLink, Inc.(1)	14,528	510,368
Verizon Communications, Inc.(1)	25,780	1,267,087
Vonage Holdings Corp.(1)(2)	50,982	147,338

		4,419,273

ELECTRIC UTILITIES — 2.0%
Edison International	19,303	971,327
NV Energy, Inc.(1)	21,354	427,721
Portland General Electric Co.(1)	28,417	861,887

		2,260,935

ELECTRICAL EQUIPMENT — 3.2%
Brady Corp., Class A(1)	22,863	766,597
Emerson Electric Co.(1)	20,636	1,152,933
EnerSys(1)(2)	19,571	892,046
Rockwell Automation, Inc.	10,137	875,330

		3,686,906

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.3%
Celestica, Inc.(1)(2)	6,782	54,866
Itron, Inc.(1)(2)	16,287	755,717
Molex, Inc.(1)	22,255	651,627

		1,462,210

ENERGY EQUIPMENT AND SERVICES — 0.7%
Ensco plc Class A	956	57,360
Helix Energy Solutions Group, Inc.(1)(2)	16,403	375,300
RPC, Inc.(1)	25,934	393,419

		826,079

FOOD AND STAPLES RETAILING — 2.9%
CVS Caremark Corp.(1)	25,948	1,426,880
Wal-Mart Stores, Inc.(1)	25,214	1,886,764

		3,313,644

FOOD PRODUCTS — 1.5%
Darling International, Inc.(1)(2)	30,264	543,542
Dean Foods Co.(1)(2)	20,897	378,863
General Mills, Inc.	2,753	135,750
Ingredion, Inc.	6,929	501,105
Pilgrim's Pride Corp.(1)(2)	18,696	171,816

		1,731,076

HEALTH CARE EQUIPMENT AND SUPPLIES — 5.6%
Abbott Laboratories(1)	36,653	1,294,584
Becton Dickinson and Co.	1,515	144,849
Boston Scientific Corp.(1)(2)	144,884	1,131,544
Covidien plc(1)	9,360	634,982
Medtronic, Inc.(1)	26,855	1,261,111
St. Jude Medical, Inc.(1)	23,155	936,388
Stryker Corp.(1)	15,369	1,002,674

		6,406,132

HEALTH CARE PROVIDERS AND SERVICES — 1.3%
Quest Diagnostics, Inc.	2,716	153,318
Select Medical Holdings Corp.(1)	63,993	575,937
UnitedHealth Group, Inc.(1)	13,968	799,110

		1,528,365

HOTELS, RESTAURANTS AND LEISURE — 1.4%
Bally Technologies, Inc.(1)(2)	15,316	795,973
Cracker Barrel Old Country Store, Inc.	8,264	668,144
International Game Technology	11,892	196,218

		1,660,335

HOUSEHOLD DURABLES — 1.4%
Garmin Ltd.(1)	20,340	672,033
Newell Rubbermaid, Inc.(1)	37,158	969,824

		1,641,857

HOUSEHOLD PRODUCTS — 1.4%
Energizer Holdings, Inc.	9,326	930,082
Procter & Gamble Co. (The)(1)	8,993	693,001

		1,623,083

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.3%
AES Corp. (The)(1)	28,564	359,050

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	4,269	453,837
Danaher Corp.(1)	18,189	1,130,446
General Electric Co.(1)	40,621	939,158

		2,523,441

INSURANCE — 7.3%
Aflac, Inc.(1)	20,545	1,068,751
Allied World Assurance Co. Holdings AG(1)	2,635	244,317
Allstate Corp. (The)(1)	19,257	944,941
American International Group, Inc.(1)(2)	29,139	1,131,176
Amtrust Financial Services, Inc.	11,749	407,103
Axis Capital Holdings Ltd.(1)	21,533	896,204
Berkshire Hathaway, Inc., Class B(1)(2)	4,525	471,505
First American Financial Corp.	21,988	562,233
HCC Insurance Holdings, Inc.(1)	13,738	577,408
Marsh & McLennan Cos., Inc.(1)	7,193	273,118
MetLife, Inc.(1)	13,331	506,845
Prudential Financial, Inc.(1)	4,190	247,168
Reinsurance Group of America, Inc.	2,512	149,891
Travelers Cos., Inc. (The)	6,416	540,163
XL Group plc	11,797	357,449

		8,378,272

INTERNET AND CATALOG RETAIL — 0.7%
Expedia, Inc.(1)	12,865	772,029

INTERNET SOFTWARE AND SERVICES — 1.3%
Dice Holdings, Inc.(1)(2)	55,668	563,917
Google, Inc., Class A(1)(2)	1,092	867,080

United Online, Inc.(1)	13,795	83,184

		1,514,181

IT SERVICES — 2.8%
Accenture plc, Class A(1)	1,668	126,718
Computer Sciences Corp.(1)	19,880	978,692
International Business Machines Corp.(1)	6,983	1,489,474
SAIC, Inc.(1)	24,888	337,232
Unisys Corp.(1)(2)	9,918	225,635

		3,157,751

LEISURE EQUIPMENT AND PRODUCTS — 1.8%
Hasbro, Inc.(1)	13,969	613,798
Mattel, Inc.	22,927	1,003,973
Polaris Industries, Inc.	4,849	448,484

		2,066,255

LIFE SCIENCES TOOLS AND SERVICES — 1.9%
Agilent Technologies, Inc.(1)	19,394	813,966
Life Technologies Corp.(2)	5,642	364,643
Thermo Fisher Scientific, Inc.	12,609	964,462

		2,143,071

MACHINERY — 3.8%
Actuant Corp., Class A(1)	22,498	688,889
Crane Co.(1)	16,764	936,437
Ingersoll-Rand plc(1)	17,060	938,471
Parker-Hannifin Corp.(1)	9,785	896,110
WABCO Holdings, Inc.(2)	11,921	841,503

		4,301,410

MEDIA — 3.0%
Comcast Corp., Class A(1)	42,254	1,775,090
DIRECTV(2)	1,126	63,743
Scholastic Corp.(1)	16,339	435,434
Thomson Reuters Corp.	4,477	145,413
Time Warner Cable, Inc.(1)	10,293	988,746

		3,408,426

METALS AND MINING — 1.0%
Coeur d'Alene Mines Corp.(1)(2)	30,545	576,079
Worthington Industries, Inc.(1)	19,419	601,600

		1,177,679

MULTI-UTILITIES — 0.2%
Consolidated Edison, Inc.(1)	1,612	98,380
Public Service Enterprise Group, Inc.(1)	4,705	161,570

		259,950

MULTILINE RETAIL — 0.6%
Dillard's, Inc., Class A(1)	7,833	615,282
Macy's, Inc.(1)	1,972	82,509

		697,791

OIL, GAS AND CONSUMABLE FUELS — 10.6%
Calumet Specialty Products Partners LP	12,824	477,694

Chevron Corp.(1)	10,476	1,244,758
ConocoPhillips(1)	23,898	1,436,270
Delek US Holdings, Inc.	1,994	78,683
Exxon Mobil Corp.(1)	45,887	4,134,878
Marathon Petroleum Corp.(1)	12,577	1,126,899
Suncor Energy, Inc.(1)	23,527	706,045
Tesoro Corp.(1)	15,107	884,515
Valero Energy Corp.(1)	23,592	1,073,200
Western Refining, Inc.(1)	28,975	1,026,005

		12,188,947

PERSONAL PRODUCTS — 0.7%
Nu Skin Enterprises, Inc., Class A(1)	18,837	832,595

PHARMACEUTICALS — 9.0%
AbbVie, Inc.	12,493	509,464
Bristol-Myers Squibb Co.(1)	32,767	1,349,673
Eli Lilly & Co.(1)	22,980	1,305,034
Johnson & Johnson(1)	33,017	2,691,876
Merck & Co., Inc.(1)	40,616	1,796,446
Pfizer, Inc.(1)	89,430	2,580,950
Warner Chilcott plc Class A	5,086	68,915

		10,302,358

PROFESSIONAL SERVICES — 0.5%
Dun & Bradstreet Corp.	6,531	546,318

ROAD AND RAIL — 0.6%
AMERCO, Inc.	1,378	239,138
Union Pacific Corp.	3,025	430,790

		669,928

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
Applied Materials, Inc.(1)	62,323	840,114
Broadcom Corp., Class A(1)	24,118	836,171
First Solar, Inc.(2)	8,175	220,398
Intel Corp.(1)	3,064	66,948
KLA-Tencor Corp.(1)	11,598	611,679
LSI Corp.(1)(2)	70,559	478,390
NVIDIA Corp.(1)	32,429	415,740

		3,469,440

SOFTWARE — 6.8%
Activision Blizzard, Inc.(1)	51,562	751,258
Adobe Systems, Inc.(2)	7,965	346,557
CA, Inc.	2,574	64,788
Cadence Design Systems, Inc.(1)(2)	50,554	704,217
Mentor Graphics Corp.(1)	38,347	692,163
Microsoft Corp.(1)	91,100	2,606,371
Oracle Corp.(1)	51,475	1,664,702
Symantec Corp.(1)(2)	39,983	986,781

		7,816,837

SPECIALTY RETAIL — 6.8%
American Eagle Outfitters, Inc.	9,516	177,949
ANN, Inc.(2)	2,621	76,061

Best Buy Co., Inc.(1)	22,871	506,593
Buckle, Inc. (The)(1)	14,335	668,728
Foot Locker, Inc.(1)	18,252	624,948
GameStop Corp., Class A(1)	22,111	618,445
Gap, Inc. (The)(1)	26,237	928,790
Home Depot, Inc. (The)(1)	23,473	1,637,946
O'Reilly Automotive, Inc.(2)	6,026	617,966
PetSmart, Inc.(1)	14,400	894,240
TJX Cos., Inc. (The)(1)	23,264	1,087,592

		7,839,258

TEXTILES, APPAREL AND LUXURY GOODS — 1.3%
Crocs, Inc.(1)(2)	24,222	358,970
Hanesbrands, Inc.(1)(2)	19,542	890,334
Iconix Brand Group, Inc.(1)(2)	11,359	293,857

		1,543,161

THRIFTS AND MORTGAGE FINANCE — 0.7%
Ocwen Financial Corp.(1)(2)	19,808	751,119

TOBACCO — 1.6%
Altria Group, Inc.	16,757	576,273
Philip Morris International, Inc.(1)	4,058	376,217
Universal Corp.(1)	15,216	852,705

		1,805,195

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
MetroPCS Communications, Inc.(1)(2)	48,664	530,438

TOTAL COMMON STOCKS (Cost $124,576,542)		146,869,089

TEMPORARY CASH INVESTMENTS — 1.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $128,943), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $126,392)		126,390
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $387,039), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $379,173)		379,168
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $128,965), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $126,390)		126,389
SSgA U.S. Government Money Market Fund	815,119	815,119

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,447,066)		1,447,066

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.3% (Cost $126,023,608)		148,316,155

COMMON STOCKS SOLD SHORT — (29.3)%

AEROSPACE AND DEFENSE — (0.7)%
Hexcel Corp.	(28,106)	(815,355)

AIR FREIGHT AND LOGISTICS — (0.1)%
Atlas Air Worldwide Holdings, Inc.	(3,779)	(154,032)

BIOTECHNOLOGY — (0.5)%
Ariad Pharmaceuticals, Inc.	(6,287)	(113,732)
Medivation, Inc.	(4,397)	(205,648)
Theravance, Inc.	(11,059)	(261,213)

		(580,593)

CAPITAL MARKETS — (0.1)%
Stifel Financial Corp.	(3,823)	(132,543)

CHEMICALS — (0.3)%
Praxair, Inc.	(2,004)	(223,526)
Tronox Ltd. Class A	(3,726)	(73,812)

		(297,338)

COMMERCIAL BANKS — (0.4)%
Trustmark Corp.	(16,429)	(410,889)

COMMERCIAL SERVICES AND SUPPLIES — (0.2)%
Clean Harbors, Inc.	(4,473)	(259,837)

COMMUNICATIONS EQUIPMENT — (0.8)%
Viasat, Inc.	(19,379)	(938,719)

COMPUTERS AND PERIPHERALS — (0.2)%
NCR Corp.	(7,470)	(205,873)

CONTAINERS AND PACKAGING — (0.3)%
MeadWestvaco Corp.	(9,794)	(355,522)

DIVERSIFIED CONSUMER SERVICES — (0.8)%
Sotheby's	(23,647)	(884,634)

ELECTRICAL EQUIPMENT — (0.4)%
GrafTech International Ltd.	(56,770)	(435,994)

ENERGY EQUIPMENT AND SERVICES — (0.4)%
Lufkin Industries, Inc.	(872)	(57,892)
SEACOR Holdings, Inc.	(6,076)	(447,680)

		(505,572)

FOOD PRODUCTS — (0.2)%
Snyders-Lance, Inc.	(9,057)	(228,780)

GAS UTILITIES — (0.9)%
New Jersey Resources Corp.	(14,920)	(669,162)
ONEOK, Inc.	(5,841)	(278,440)
South Jersey Industries, Inc.	(1,039)	(57,758)

		(1,005,360)

HEALTH CARE EQUIPMENT AND SUPPLIES — (1.6)%
DexCom, Inc.	(46,352)	(775,006)
Haemonetics Corp.	(18,341)	(764,086)
Hologic, Inc.	(14,144)	(319,654)

		(1,858,746)

HEALTH CARE PROVIDERS AND SERVICES — (1.3)%
DaVita HealthCare Partners, Inc.	(2,026)	(240,263)
Health Net, Inc.	(29,245)	(836,992)
WellCare Health Plans, Inc.	(6,197)	(359,178)

		(1,436,433)

HEALTH CARE TECHNOLOGY — (0.2)%
HMS Holdings Corp.	(8,523)	(231,399)

HOTELS, RESTAURANTS AND LEISURE — (0.8)%
MGM Resorts International	(45,938)	(604,085)
Penn National Gaming, Inc.	(5,063)	(275,579)

		(879,664)

HOUSEHOLD DURABLES — (0.4)%
Ryland Group, Inc.	(11,823)	(492,073)

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.7)%
NRG Energy, Inc.	(31,617)	(837,534)

INSURANCE — (0.7)%
Assured Guaranty Ltd.	(18,864)	(388,787)
RLI Corp.	(5,485)	(394,097)

		(782,884)

IT SERVICES — (0.6)%
Convergys Corp.	(39,575)	(673,962)

LIFE SCIENCES TOOLS AND SERVICES — (0.6)%
Covance, Inc.	(9,933)	(738,221)

MACHINERY — (1.6)%
Colfax Corp.	(10,726)	(499,188)
Pentair Ltd.	(10,467)	(552,134)
SPX Corp.	(10,439)	(824,264)

		(1,875,586)

MEDIA — (0.7)%
DreamWorks Animation SKG, Inc., Class A	(44,560)	(844,858)

METALS AND MINING — (2.3)%
AK Steel Holding Corp.	(25,644)	(84,882)
Allied Nevada Gold Corp.	(15,382)	(253,188)
AuRico Gold, Inc.	(44,015)	(276,854)
Cliffs Natural Resources, Inc.	(11,029)	(209,661)
Compass Minerals International, Inc.	(10,963)	(864,981)
Hecla Mining Co.	(35,862)	(141,655)
Rubicon Minerals Corp.	(51,799)	(124,835)
Silver Standard Resources, Inc.	(27,416)	(289,239)
Tahoe Resources, Inc.	(6,958)	(122,391)
Thompson Creek Metals Co., Inc.	(81,873)	(245,619)

		(2,613,305)

MULTILINE RETAIL — (0.1)%
J.C. Penney Co., Inc.	(3,460)	(52,281)

OIL, GAS AND CONSUMABLE FUELS — (2.5)%
Approach Resources, Inc.	(4,252)	(104,642)
Atlas Energy LP	(1,475)	(64,959)
Bill Barrett Corp.	(11,618)	(235,497)
Consol Energy, Inc.	(13,283)	(446,973)
Kodiak Oil & Gas Corp.	(61,190)	(556,217)
NuStar Energy LP	(16,444)	(877,123)
Range Resources Corp.	(750)	(60,780)
SM Energy Co.	(7,227)	(427,983)

World Fuel Services Corp.	(3,616)	(143,627)

		(2,917,801)

PHARMACEUTICALS — (0.5)%
Akorn, Inc.	(20,649)	(285,576)
VIVUS, Inc.	(26,225)	(288,475)

		(574,051)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.3)%
SL Green Realty Corp.	(3,788)	(326,185)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.9)%
Brookfield Office Properties, Inc.	(43,542)	(747,616)
CBRE Group, Inc.	(7,597)	(191,824)
Forest City Enterprises, Inc. Class A	(3,841)	(68,255)

		(1,007,695)

ROAD AND RAIL — (0.8)%
Genesee & Wyoming, Inc. Class A	(9,722)	(905,215)
Old Dominion Freight Line, Inc.	(1,608)	(61,426)

		(966,641)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (0.7)%
MEMC Electronic Materials, Inc.	(170,480)	(750,112)

SOFTWARE — (1.0)%
Informatica Corp.	(21,411)	(738,037)
Solera Holdings, Inc.	(7,266)	(423,826)

		(1,161,863)

SPECIALTY RETAIL — (2.7)%
Cabela's, Inc.	(13,977)	(849,522)
CarMax, Inc.	(19,208)	(800,974)
L Brands, Inc.	(1,922)	(85,836)
Pier 1 Imports, Inc.	(23,668)	(544,364)
Tiffany & Co.	(11,588)	(805,830)
Urban Outfitters, Inc.	(1,620)	(62,759)

		(3,149,285)

TRADING COMPANIES AND DISTRIBUTORS — (2.0)%
Air Lease Corp.	(34,760)	(1,019,163)
GATX Corp.	(3,265)	(169,682)
Textainer Group Holdings Ltd.	(23,750)	(939,312)
United Rentals, Inc.	(1,202)	(66,074)
Watsco, Inc.	(681)	(57,327)

		(2,251,558)

TOTAL COMMON STOCKS SOLD SHORT — (29.3)% (Proceeds $31,286,429)		(33,633,178)

OTHER ASSETS AND LIABILITIES†		56,480

TOTAL NET ASSETS — 100.0%		$114,739,457

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $107,459,385.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	146,869,089	—	—
Temporary Cash Investments	815,119	631,947	—
Total Value of Investment Securities	147,684,208	631,947	—

Securities Sold Short
Total Value of Securities Sold Short	(33,633,178)	—	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$126,067,447
Gross tax appreciation of investments	$23,451,974
Gross tax depreciation of investments	(1,203,266)
Net tax appreciation (depreciation) of investments	$22,248,708
Net tax appreciation (depreciation) on securities sold short	$(2,346,749)
Net tax appreciation (depreciation)	$19,901,959

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Disciplined Growth Plus Fund

March 31, 2013

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 127.9%

AEROSPACE AND DEFENSE — 3.6%
American Science & Engineering, Inc.	124	7,563
Boeing Co. (The)(1)	1,805	154,959
Honeywell International, Inc.	954	71,884
Taser International, Inc.(1)(2)	7,303	58,059
Textron, Inc.(1)	1,684	50,200
United Technologies Corp.(1)	159	14,855

		357,520

AIR FREIGHT AND LOGISTICS — 0.1%
United Parcel Service, Inc., Class B(1)	81	6,958

AIRLINES — 0.8%
Alaska Air Group, Inc.(1)(2)	500	31,980
Delta Air Lines, Inc.(1)(2)	3,057	50,471

		82,451

AUTO COMPONENTS — 0.9%
BorgWarner, Inc.(1)(2)	98	7,580
Gentherm, Inc.(1)(2)	4,940	80,917

		88,497

BEVERAGES — 2.0%
Coca-Cola Co. (The)(1)	2,993	121,037
PepsiCo, Inc.(1)	977	77,290

		198,327

BIOTECHNOLOGY — 4.5%
Alexion Pharmaceuticals, Inc.(2)	462	42,569
Amgen, Inc.(1)	1,247	127,830
Biogen Idec, Inc.(1)(2)	189	36,460
Celgene Corp.(1)(2)	600	69,546
Cubist Pharmaceuticals, Inc.(1)(2)	502	23,504
Gilead Sciences, Inc.(1)(2)	1,774	86,802
Pharmacyclics, Inc.(1)(2)	220	17,690
United Therapeutics Corp.(1)(2)	447	27,209
Vertex Pharmaceuticals, Inc.(1)(2)	330	18,143

		449,753

BUILDING PRODUCTS — 0.5%
AAON, Inc.(1)	1,498	41,330
Patrick Industries, Inc.(1)(2)	414	6,524

		47,854

CAPITAL MARKETS — 1.0%
Federated Investors, Inc. Class B(1)	611	14,462
SEI Investments Co.(1)	462	13,329
T. Rowe Price Group, Inc.(1)	324	24,258
Waddell & Reed Financial, Inc.(1)	1,075	47,063

		99,112

CHEMICALS — 5.9%
Axiall Corp.(1)	1,482	92,121
CF Industries Holdings, Inc.(1)	339	64,535
E.I. du Pont de Nemours & Co.(1)	1,038	51,028
Flotek Industries, Inc.(1)(2)	1,518	24,819
LyondellBasell Industries NV, Class A(1)	1,140	72,151
Monsanto Co.(1)	1,388	146,615
NewMarket Corp.	257	66,913
PPG Industries, Inc.(1)	262	35,092
Sherwin-Williams Co. (The)	164	27,698

		580,972

COMMERCIAL SERVICES AND SUPPLIES — 1.9%
Deluxe Corp.(1)	961	39,786
Mine Safety Appliances Co.(1)	457	22,676
Steelcase, Inc., Class A(1)	4,948	72,884
United Stationers, Inc.(1)	1,369	52,912

		188,258

COMMUNICATIONS EQUIPMENT — 3.1%
Arris Group, Inc.(1)(2)	1,230	21,119
CalAmp Corp.(1)(2)	4,131	45,317
Ciena Corp.(1)(2)	934	14,953
Harris Corp.(1)	1,026	47,545
InterDigital, Inc.(1)	1,258	60,170
QUALCOMM, Inc.(1)	1,729	115,757

		304,861

COMPUTERS AND PERIPHERALS — 6.6%
Apple, Inc.(1)	1,068	472,729
EMC Corp.(1)(2)	5,719	136,627
NetApp, Inc.(2)	291	9,940
Silicon Graphics International Corp.(2)	553	7,604
Western Digital Corp.(1)	517	25,995

		652,895

CONSTRUCTION AND ENGINEERING — 1.1%
Argan, Inc.(1)	3,734	55,674
MYR Group, Inc.(1)(2)	2,053	50,422

		106,096

CONSTRUCTION MATERIALS — 0.5%
Headwaters, Inc.(1)(2)	4,186	45,627

CONSUMER FINANCE — 2.6%
American Express Co.(1)	1,039	70,091
Cash America International, Inc.(1)	571	29,960
DFC Global Corp.(1)(2)	2,931	48,772
Green Dot Corp. Class A(1)(2)	1,715	28,658
Portfolio Recovery Associates, Inc.(1)(2)	237	30,080
World Acceptance Corp.(2)	596	51,178

		258,739

CONTAINERS AND PACKAGING — 1.7%
AEP Industries, Inc.(1)(2)	893	64,126
Owens-Illinois, Inc.(1)(2)	3,260	86,879

Packaging Corp. of America	356	15,974

		166,979

DIVERSIFIED CONSUMER SERVICES — 1.0%
Coinstar, Inc.(1)(2)	1,353	79,042
Grand Canyon Education, Inc.(1)(2)	697	17,697

		96,739

DIVERSIFIED FINANCIAL SERVICES — 1.1%
CBOE Holdings, Inc.(1)	393	14,517
Moody's Corp.(1)	717	38,230
MSCI, Inc., Class A(1)(2)	1,578	53,542

		106,289

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
Atlantic Tele-Network, Inc.(1)	1,754	85,086
Verizon Communications, Inc.(1)	3,326	163,473

		248,559

ELECTRICAL EQUIPMENT — 2.1%
Emerson Electric Co.(1)	819	45,758
EnerSys(1)(2)	1,730	78,853
Rockwell Automation, Inc.	1,007	86,954

		211,565

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
GSI Group, Inc.(1)(2)	7,221	61,595

ENERGY EQUIPMENT AND SERVICES — 0.7%
RPC, Inc.(1)	1,038	15,746
Schlumberger Ltd.(1)	732	54,820

		70,566

FOOD AND STAPLES RETAILING — 3.5%
Costco Wholesale Corp.(1)	526	55,814
CVS Caremark Corp.(1)	1,671	91,888
Kroger Co. (The)(1)	594	19,685
Rite Aid Corp.(1)(2)	6,487	12,325
Wal-Mart Stores, Inc.(1)	2,303	172,334

		352,046

FOOD PRODUCTS — 2.1%
Campbell Soup Co.(1)	881	39,962
Darling International, Inc.(1)(2)	992	17,816
Dean Foods Co.(1)(2)	4,055	73,517
Sanderson Farms, Inc.(1)	1,327	72,481

		203,776

HEALTH CARE EQUIPMENT AND SUPPLIES — 5.3%
Abbott Laboratories(1)	4,065	143,576
Becton Dickinson and Co.	524	50,100
Cooper Cos., Inc. (The)(1)	58	6,257
Intuitive Surgical, Inc.(2)	96	47,154
Medtronic, Inc.(1)	1,668	78,329
ResMed, Inc.	123	5,702
RTI Biologics, Inc.(1)(2)	2,053	8,089

St. Jude Medical, Inc.(1)	2,083	84,237
Stryker Corp.(1)	934	60,934
Thoratec Corp.(1)(2)	540	20,250
Zimmer Holdings, Inc.(1)	340	25,575

		530,203

HEALTH CARE PROVIDERS AND SERVICES — 0.8%
McKesson Corp.(1)	369	39,837
Quest Diagnostics, Inc.	767	43,297

		83,134

HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.(1)(2)	65	6,159
Omnicell, Inc.(1)(2)	2,858	53,959

		60,118

HOTELS, RESTAURANTS AND LEISURE — 3.8%
Bally Technologies, Inc.(1)(2)	704	36,587
Cracker Barrel Old Country Store, Inc.(1)	247	19,970
Domino's Pizza, Inc.(1)	212	10,905
International Game Technology(1)	1,534	25,311
Jack in the Box, Inc.(2)	148	5,119
Las Vegas Sands Corp.	737	41,530
McDonald's Corp.(1)	525	52,337
Multimedia Games Holding Co., Inc.(1)(2)	3,429	71,563
SHFL Entertainment, Inc.(1)(2)	969	16,056
Sonic Corp.(1)(2)	2,521	32,471
Town Sports International Holdings, Inc.(1)	2,267	21,446
Yum! Brands, Inc.(1)	540	38,848

		372,143

HOUSEHOLD DURABLES — 0.8%
Garmin Ltd.(1)	950	31,388
iRobot Corp.(1)(2)	1,959	50,268

		81,656

HOUSEHOLD PRODUCTS — 1.0%
Colgate-Palmolive Co.	416	49,100
Procter & Gamble Co. (The)	646	49,781

		98,881

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.(1)	951	101,101
Danaher Corp.(1)	1,424	88,501

		189,602

INSURANCE — 1.4%
Allied World Assurance Co. Holdings AG(1)	127	11,776
Homeowners Choice, Inc.(1)	1,456	39,676
Marsh & McLennan Cos., Inc.(1)	193	7,328
Travelers Cos., Inc. (The)(1)	811	68,278
Validus Holdings Ltd.(1)	213	7,960

		135,018

INTERNET AND CATALOG RETAIL — 1.9%
Amazon.com, Inc.(1)(2)	194	51,699

Expedia, Inc.(1)	1,201	72,072
Overstock.com, Inc.(2)	2,024	24,936
PetMed Express, Inc.(1)	2,669	35,804

		184,511

INTERNET SOFTWARE AND SERVICES — 5.1%
Active Network, Inc. (The)(1)(2)	1,497	6,273
Demand Media, Inc.(1)(2)	8,776	75,737
eBay, Inc.(2)	155	8,404
Google, Inc., Class A(1)(2)	347	275,528
IAC/InterActiveCorp(1)	180	8,042
LinkedIn Corp., Class A(2)	345	60,741
XO Group, Inc.(1)(2)	7,154	71,540

		506,265

IT SERVICES — 6.5%
Accenture plc, Class A(1)	1,320	100,281
CSG Systems International, Inc.(1)(2)	408	8,646
Heartland Payment Systems, Inc.	255	8,407
International Business Machines Corp.(1)	1,002	213,727
Jack Henry & Associates, Inc.(1)	1,263	58,363
Lender Processing Services, Inc.(1)	968	24,645
MasterCard, Inc., Class A(1)	223	120,672
MoneyGram International, Inc.(1)(2)	881	15,946
NeuStar, Inc., Class A(2)	147	6,840
SAIC, Inc.(1)	2,129	28,848
Teradata Corp.(2)	87	5,090
Total System Services, Inc.(1)	905	22,426
Visa, Inc., Class A(1)	206	34,987

		648,878

LEISURE EQUIPMENT AND PRODUCTS — 1.5%
Arctic Cat, Inc.(1)(2)	1,718	75,077
LeapFrog Enterprises, Inc.(1)(2)	3,705	31,715
Mattel, Inc.	194	8,495
Polaris Industries, Inc.(1)	363	33,574

		148,861

LIFE SCIENCES TOOLS AND SERVICES — 0.5%
Agilent Technologies, Inc.(1)	508	21,321
Life Technologies Corp.(1)(2)	378	24,430

		45,751

MACHINERY — 2.6%
Actuant Corp., Class A(1)	2,354	72,080
Caterpillar, Inc.(1)	272	23,656
Cummins, Inc.(1)	156	18,066
Flow International Corp.(1)(2)	4,203	16,434
Ingersoll-Rand plc(1)	1,022	56,220
Parker-Hannifin Corp.(1)	414	37,914
WABCO Holdings, Inc.(1)(2)	436	30,777
Wabtec Corp.(1)	61	6,229

		261,376

MEDIA — 3.2%
Carmike Cinemas, Inc.(1)(2)	470	8,516
Comcast Corp., Class A(1)	3,459	145,313
DISH Network Corp., Class A(1)	632	23,953
News Corp. Class A(1)	1,226	37,418
ReachLocal, Inc.(1)(2)	1,774	26,539
Regal Entertainment Group Class A(1)	1,788	29,806
Time Warner Cable, Inc.	487	46,781

		318,326

METALS AND MINING — 0.2%
Coeur d'Alene Mines Corp.(1)(2)	1,235	23,292

MULTILINE RETAIL — 0.2%
Macy's, Inc.(1)	267	11,171
Target Corp.	179	12,253

		23,424

OIL, GAS AND CONSUMABLE FUELS — 2.0%
Alon USA Energy, Inc.(1)	3,788	72,161
Renewable Energy Group, Inc.(1)(2)	1,520	11,689
Rentech, Inc.(1)	12,943	30,416
Western Refining, Inc.(1)	2,406	85,197

		199,463

PAPER AND FOREST PRODUCTS — 0.5%
Schweitzer-Mauduit International, Inc.(1)	1,156	44,772

PERSONAL PRODUCTS — 0.4%
Nu Skin Enterprises, Inc., Class A(1)	420	18,564
USANA Health Sciences, Inc.(1)(2)	531	25,663

		44,227

PHARMACEUTICALS — 7.7%
AbbVie, Inc.(1)	1,882	76,748
Allergan, Inc.(1)	407	45,433
Auxilium Pharmaceuticals, Inc.(1)(2)	742	12,822
BioDelivery Sciences International, Inc.(1)(2)	13,157	55,391
Bristol-Myers Squibb Co.(1)	3,989	164,307
Cumberland Pharmaceuticals, Inc.(1)(2)	7,114	35,428
Eli Lilly & Co.(1)	1,828	103,812
Endocyte, Inc.(1)(2)	7,350	91,507
Johnson & Johnson(1)	1,701	138,683
Pozen, Inc.(1)(2)	3,710	19,552
Warner Chilcott plc Class A(1)	1,419	19,227

		762,910

PROFESSIONAL SERVICES — 2.9%
Dun & Bradstreet Corp.(1)	915	76,540
Equifax, Inc.(1)	1,330	76,595
Kforce, Inc.(1)	2,644	43,282
RPX Corp.(1)(2)	6,576	92,787

		289,204

ROAD AND RAIL — 0.8%
Union Pacific Corp.(1)	541	77,044

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 5.2%
Analog Devices, Inc.(1)	972	45,188
Avago Technologies Ltd.(1)	438	15,733
Broadcom Corp., Class A(1)	2,576	89,310
Intel Corp.(1)	2,799	61,158
LSI Corp.(1)(2)	10,293	69,787
Maxim Integrated Products, Inc.(1)	282	9,207
MaxLinear, Inc. Class A(1)(2)	6,205	38,471
PLX Technology, Inc.(1)(2)	4,025	18,354
Skyworks Solutions, Inc.(1)(2)	484	10,662
Texas Instruments, Inc.(1)	2,825	100,231
Volterra Semiconductor Corp.(1)(2)	3,864	54,869

		512,970

SOFTWARE — 9.7%
Adobe Systems, Inc.(1)(2)	1,912	83,191
CA, Inc.(1)	2,596	65,341
Cadence Design Systems, Inc.(1)(2)	5,191	72,311
CommVault Systems, Inc.(2)	185	15,166
Digimarc Corp.(1)	1,737	38,162
Intuit, Inc.(1)	1,095	71,887
Mentor Graphics Corp.(1)	1,951	35,216
Microsoft Corp.(1)	6,792	194,319
NetScout Systems, Inc.(2)	440	10,811
Oracle Corp.(1)	6,385	206,491
Symantec Corp.(1)(2)	1,787	44,103
Synopsys, Inc.(1)(2)	2,124	76,209
VMware, Inc., Class A(1)(2)	684	53,954

		967,161

SPECIALTY RETAIL — 7.5%
Advance Auto Parts, Inc.(1)	302	24,960
American Eagle Outfitters, Inc.(1)	3,672	68,667
ANN, Inc.(1)(2)	909	26,379
Buckle, Inc. (The)	266	12,409
Chico's FAS, Inc.	455	7,644
Destination Maternity Corp.(1)	1,657	38,774
Foot Locker, Inc.(1)	2,041	69,884
Gap, Inc. (The)(1)	1,688	59,755
Home Depot, Inc. (The)(1)	2,151	150,097
O'Reilly Automotive, Inc.(1)(2)	940	96,397
PetSmart, Inc.(1)	1,171	72,719
TJX Cos., Inc. (The)(1)	2,540	118,745

		746,430

TEXTILES, APPAREL AND LUXURY GOODS — 1.2%
Coach, Inc.(1)	107	5,349
Crocs, Inc.(1)(2)	1,179	17,473
Hanesbrands, Inc.(1)(2)	1,923	87,612
RG Barry Corp.(1)	430	5,757

		116,191

THRIFTS AND MORTGAGE FINANCE — 0.5%
Ocwen Financial Corp.(1)(2)	1,426	54,074

TOBACCO — 1.6%
Altria Group, Inc.(1)	1,377	47,355
Philip Morris International, Inc.(1)	1,161	107,636

		154,991

TRADING COMPANIES AND DISTRIBUTORS — 0.1%
Aceto Corp.	647	7,162
W.W. Grainger, Inc.	22	4,950

		12,112

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc.(1)(2)	1,059	5,846

TOTAL COMMON STOCKS (Cost $11,299,793)		12,684,868

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $7,945), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $7,788)		7,788
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $23,848), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $23,363)		23,363
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $7,946), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $7,788)		7,788
SSgA U.S. Government Money Market Fund	50,190	50,190

TOTAL TEMPORARY CASH INVESTMENTS (Cost $89,129)		89,129

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.8% (Cost $11,388,922)		12,773,997

COMMON STOCKS SOLD SHORT — (29.0)%

AEROSPACE AND DEFENSE — (0.2)%
CPI Aerostructures, Inc.	(1,833)	(15,709)

AIR FREIGHT AND LOGISTICS — (0.6)%
Pacer International, Inc.	(12,456)	(62,654)

AIRLINES — (0.1)%
Hawaiian Holdings, Inc.	(763)	(4,395)

BIOTECHNOLOGY — (0.4)%
Biospecifics Technologies Corp.	(353)	(6,018)
Hyperion Therapeutics, Inc.	(1,043)	(26,930)
Idenix Pharmaceuticals, Inc.	(1,103)	(3,927)
Medivation, Inc.	(136)	(6,361)

		(43,236)

CAPITAL MARKETS — (0.8)%
Ladenburg Thalmann Financial Services, Inc.	(13,353)	(22,166)
Stifel Financial Corp.	(423)	(14,665)
Virtus Investment Partners, Inc.	(246)	(45,825)

		(82,656)

CHEMICALS — (1.3)%
ADA-ES, Inc.	(2,721)	(72,297)

Calgon Carbon Corp.	(3,313)	(59,965)

		(132,262)

COMMERCIAL BANKS — (0.8)%
Bank of the Ozarks, Inc.	(1,326)	(58,808)
Texas Capital Bancshares, Inc.	(476)	(19,254)

		(78,062)

COMMERCIAL SERVICES AND SUPPLIES — (0.9)%
Heritage-Crystal Clean, Inc.	(4,790)	(72,329)
InnerWorkings, Inc.	(381)	(5,769)
Interface, Inc.	(769)	(14,780)

		(92,878)

COMMUNICATIONS EQUIPMENT — (1.1)%
Sonus Networks, Inc.	(14,532)	(37,638)
Viasat, Inc.	(1,486)	(71,982)

		(109,620)

COMPUTERS AND PERIPHERALS — (0.1)%
Datalink Corp.	(570)	(6,886)
Stratasys Ltd.	(79)	(5,863)

		(12,749)

DIVERSIFIED CONSUMER SERVICES — (0.6)%
National American University Holdings, Inc.	(1,478)	(5,764)
Sotheby's	(1,418)	(53,048)

		(58,812)

DIVERSIFIED TELECOMMUNICATION SERVICES — (0.4)%
Cincinnati Bell, Inc.	(10,381)	(33,842)
Consolidated Communications Holdings, Inc.	(323)	(5,669)

		(39,511)

ELECTRIC UTILITIES — (0.1)%
ITC Holdings Corp.	(68)	(6,070)

ELECTRICAL EQUIPMENT — (0.5)%
Franklin Electric Co., Inc.	(1,364)	(45,789)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (0.3)%
Maxwell Technologies, Inc.	(676)	(3,644)
OSI Systems, Inc.	(149)	(9,281)
Rogers Corp.	(369)	(17,572)

		(30,497)

ENERGY EQUIPMENT AND SERVICES — (0.3)%
Atwood Oceanics, Inc.	(151)	(7,933)
SEACOR Holdings, Inc.	(217)	(15,989)

		(23,922)

GAS UTILITIES — (0.4)%
ONEOK, Inc.	(298)	(14,205)
South Jersey Industries, Inc.	(476)	(26,461)

		(40,666)

HEALTH CARE EQUIPMENT AND SUPPLIES — (1.4)%
AtriCure, Inc.	(2,191)	(17,353)
Derma Sciences, Inc.	(471)	(5,690)
EnteroMedics, Inc.	(5,653)	(5,653)
Haemonetics Corp.	(371)	(15,456)
Merit Medical Systems, Inc.	(3,237)	(39,685)
West Pharmaceutical Services, Inc.	(813)	(52,796)

		(136,633)

HEALTH CARE PROVIDERS AND SERVICES — (0.1)%
Accretive Health, Inc.	(533)	(5,415)

HEALTH CARE TECHNOLOGY — (0.6)%
HMS Holdings Corp.	(1,993)	(54,110)

HOTELS, RESTAURANTS AND LEISURE — (0.4)%
BJ's Restaurants, Inc.	(157)	(5,225)
Boyd Gaming Corp.	(787)	(6,508)
Carrols Restaurant Group, Inc.	(2,188)	(11,356)
MTR Gaming Group, Inc.	(5,577)	(18,404)

		(41,493)

INSURANCE — (0.5)%
State Auto Financial Corp.	(2,954)	(51,459)

INTERNET SOFTWARE AND SERVICES — (2.0)%
Internap Network Services Corp.	(10,202)	(95,389)
NIC, Inc.	(1,403)	(26,881)
Spark Networks, Inc.	(7,449)	(52,441)
SPS Commerce, Inc.	(379)	(16,172)
Stamps.com, Inc.	(207)	(5,169)

		(196,052)

IT SERVICES — (0.1)%
ServiceSource International, Inc.	(768)	(5,430)

LEISURE EQUIPMENT AND PRODUCTS — (0.2)%
Marine Products Corp.	(2,077)	(15,287)

LIFE SCIENCES TOOLS AND SERVICES — (0.1)%
Covance, Inc.	(186)	(13,824)

MACHINERY — (0.7)%
Colfax Corp.	(856)	(39,838)
SPX Corp.	(408)	(32,216)

		(72,054)

MARINE — (0.5)%
Rand Logistics, Inc.	(8,369)	(51,260)

MEDIA — (0.3)%
Clear Channel Outdoor Holdings, Inc. Class A	(1,660)	(12,433)
MDC Partners, Inc. Class A	(829)	(13,405)

		(25,838)

METALS AND MINING — (0.9)%
AK Steel Holding Corp.	(14,793)	(48,965)
Allied Nevada Gold Corp.	(760)	(12,509)

Tahoe Resources, Inc.	(1,705)	(29,991)

		(91,465)

OIL, GAS AND CONSUMABLE FUELS — (0.6)%
Kodiak Oil & Gas Corp.	(2,904)	(26,397)
Panhandle Oil and Gas, Inc. Class A	(982)	(28,134)
Pioneer Natural Resources Co.	(39)	(4,846)

		(59,377)

PAPER AND FOREST PRODUCTS — (0.1)%
Wausau Paper Corp.	(1,177)	(12,688)

PHARMACEUTICALS — (1.4)%
Akorn, Inc.	(1,591)	(22,003)
Depomed, Inc.	(10,567)	(62,028)
Pain Therapeutics, Inc.	(16,120)	(55,292)

		(139,323)

PROFESSIONAL SERVICES — (1.0)%
Hill International, Inc.	(17,383)	(51,975)
On Assignment, Inc.	(1,933)	(48,924)

		(100,899)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.1)%
Rayonier, Inc.	(104)	(6,206)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.3)%
CBRE Group, Inc.	(1,165)	(29,416)

ROAD AND RAIL — (0.8)%
Genesee & Wyoming, Inc. Class A	(824)	(76,723)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.5)%
GT Advanced Technologies, Inc.	(11,896)	(39,138)
MEMC Electronic Materials, Inc.	(17,677)	(77,779)
SunPower Corp.	(3,008)	(34,712)

		(151,629)

SOFTWARE — (0.9)%
Callidus Software, Inc.	(10,395)	(47,505)
Informatica Corp.	(1,111)	(38,296)
Solera Holdings, Inc.	(109)	(6,358)

		(92,159)

SPECIALTY RETAIL — (1.9)%
Asbury Automotive Group, Inc.	(538)	(19,739)
bebe stores, Inc.	(14,968)	(62,416)
CarMax, Inc.	(904)	(37,697)
Monro Muffler Brake, Inc.	(1,446)	(57,421)
Tiffany & Co.	(207)	(14,395)

		(191,668)

THRIFTS AND MORTGAGE FINANCE — (1.7)%
BofI Holding, Inc.	(2,094)	(75,133)
Hingham Institution for Savings	(329)	(22,931)
Meridian Interstate Bancorp, Inc.	(3,976)	(74,550)

		(172,614)

TRADING COMPANIES AND DISTRIBUTORS — (2.0)%
CAI International, Inc.	(2,873)	(82,800)
H&E Equipment Services, Inc.	(2,346)	(47,859)
Titan Machinery, Inc.	(2,463)	(68,348)

		(199,007)

TOTAL COMMON STOCKS SOLD SHORT — (29.0)% (Proceeds $2,598,458)		(2,871,517)

OTHER ASSETS AND LIABILITIES — 0.2%		16,065

TOTAL NET ASSETS — 100.0%	$9,918,545

Notes to Schedule of Investments
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $8,988,749.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	12,684,868	—	—
Temporary Cash Investments	50,190	38,939	—
Total Value of Investment Securities	12,735,058	38,939	—

Securities Sold Short
Total Value of Securities Sold Short	(2,871,517)	—	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,391,638
Gross tax appreciation of investments	$1,587,838
Gross tax depreciation of investments	(205,479)
Net tax appreciation (depreciation) of investments	$1,382,359
Net tax appreciation (depreciation) on securities sold short	$(279,824)
Net tax appreciation (depreciation)	$1,102,535

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Disciplined Growth Fund

March 31, 2013

Disciplined Growth - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%

AEROSPACE AND DEFENSE — 4.5%
Boeing Co. (The)	28,262	2,426,293
Honeywell International, Inc.	19,065	1,436,548
Rockwell Collins, Inc.	20,214	1,275,908
Textron, Inc.	42,878	1,278,193
United Technologies Corp.	4,345	405,953

		6,822,895

AUTO COMPONENTS — 0.2%
Gentherm, Inc.(1)	17,739	290,565

BEVERAGES — 2.0%
Coca-Cola Co. (The)	44,077	1,782,474
PepsiCo, Inc.	15,446	1,221,933

		3,004,407

BIOTECHNOLOGY — 4.3%
Alexion Pharmaceuticals, Inc.(1)	6,449	594,211
Amgen, Inc.	28,237	2,894,575
Celgene Corp.(1)	18,840	2,183,744
Cubist Pharmaceuticals, Inc.(1)	8,086	378,587
Pharmacyclics, Inc.(1)	5,148	413,951
United Therapeutics Corp.(1)	1,205	73,348

		6,538,416

CHEMICALS — 4.6%
CF Industries Holdings, Inc.	5,852	1,114,046
LyondellBasell Industries NV, Class A	12,310	779,100
Monsanto Co.	22,794	2,407,730
NewMarket Corp.	4,528	1,178,910
PPG Industries, Inc.	8,247	1,104,603
Sherwin-Williams Co. (The)	1,807	305,184

		6,889,573

COMMERCIAL SERVICES AND SUPPLIES — 1.3%
Deluxe Corp.	18,101	749,381
Mine Safety Appliances Co.	14,255	707,333
Steelcase, Inc., Class A	34,719	511,411

		1,968,125

COMMUNICATIONS EQUIPMENT — 1.9%
Harris Corp.	2,873	133,135
QUALCOMM, Inc.	40,584	2,717,099

		2,850,234

COMPUTERS AND PERIPHERALS — 7.6%
Apple, Inc.	21,127	9,351,444
EMC Corp.(1)	86,473	2,065,840
Western Digital Corp.	1,309	65,816

		11,483,100

CONSTRUCTION AND ENGINEERING — 0.1%
Argan, Inc.	13,294	198,213

CONSUMER FINANCE — 0.3%
World Acceptance Corp.(1)	4,417	379,288

CONTAINERS AND PACKAGING — 1.3%
Owens-Illinois, Inc.(1)	54,725	1,458,421
Packaging Corp. of America	12,128	544,184

		2,002,605

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Moody's Corp.	10,836	577,776
MSCI, Inc., Class A(1)	21,654	734,720

		1,312,496

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
Atlantic Tele-Network, Inc.	7,866	381,580
Verizon Communications, Inc.	56,093	2,756,971

		3,138,551

ELECTRICAL EQUIPMENT — 2.2%
Emerson Electric Co.	30,999	1,731,914
EnerSys(1)	7,127	324,849
Rockwell Automation, Inc.	15,346	1,325,127

		3,381,890

ENERGY EQUIPMENT AND SERVICES — 0.6%
Schlumberger Ltd.	11,258	843,112

FOOD AND STAPLES RETAILING — 3.5%
Costco Wholesale Corp.	6,398	678,892
CVS Caremark Corp.	28,297	1,556,052
Wal-Mart Stores, Inc.	41,765	3,125,275

		5,360,219

FOOD PRODUCTS — 2.5%
Darling International, Inc.(1)	18,516	332,547
General Mills, Inc.	28,836	1,421,903
Ingredion, Inc.	16,986	1,228,428
Sanderson Farms, Inc.	15,748	860,156

		3,843,034

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.7%
Abbott Laboratories	62,200	2,196,904
Becton Dickinson and Co.	15,904	1,520,581
Medtronic, Inc.	25,136	1,180,387
St. Jude Medical, Inc.	34,891	1,410,992
Stryker Corp.	12,750	831,810

		7,140,674

HOTELS, RESTAURANTS AND LEISURE — 1.5%
Bally Technologies, Inc.(1)	21,183	1,100,880
Cracker Barrel Old Country Store, Inc.	5,445	440,228
McDonald's Corp.	7,317	729,432

		2,270,540

HOUSEHOLD DURABLES — 0.6%
Garmin Ltd.	27,955	923,633

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	923	98,124
Danaher Corp.	22,883	1,422,178

		1,520,302

INSURANCE — 3.1%
Amtrust Financial Services, Inc.	11,747	407,034
First American Financial Corp.	642	16,416
Homeowners Choice, Inc.	55,130	1,502,292
Marsh & McLennan Cos., Inc.	31,278	1,187,626
Travelers Cos., Inc. (The)	18,105	1,524,260

		4,637,628

INTERNET AND CATALOG RETAIL — 1.2%
Amazon.com, Inc.(1)	2,509	668,623
Expedia, Inc.	18,218	1,093,262
PetMed Express, Inc.	1,158	15,535

		1,777,420

INTERNET SOFTWARE AND SERVICES — 4.0%
Google, Inc., Class A(1)	6,505	5,165,165
LinkedIn Corp., Class A(1)	4,745	835,405

		6,000,570

IT SERVICES — 5.4%
Accenture plc, Class A	28,229	2,144,557
International Business Machines Corp.	16,093	3,432,637
Jack Henry & Associates, Inc.	6,931	320,281
MasterCard, Inc., Class A	2,567	1,389,081
SAIC, Inc.	24,301	329,279
Visa, Inc., Class A	2,985	506,972

		8,122,807

LEISURE EQUIPMENT AND PRODUCTS — 1.7%
Mattel, Inc.	31,429	1,376,276
Polaris Industries, Inc.	13,527	1,251,112

		2,627,388

LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Life Technologies Corp.(1)	18,471	1,193,781

MACHINERY — 0.9%
Ingersoll-Rand plc	18,144	998,102
WABCO Holdings, Inc.(1)	4,958	349,985

		1,348,087

MEDIA — 3.4%
Comcast Corp., Class A	56,214	2,361,550
DIRECTV(1)	14,548	823,562
ReachLocal, Inc.(1)	21,191	317,017
Time Warner Cable, Inc.	17,030	1,635,902

		5,138,031

OIL, GAS AND CONSUMABLE FUELS — 1.1%
Alon USA Energy, Inc.	23,546	448,551
Western Refining, Inc.	34,596	1,225,045

		1,673,596

PERSONAL PRODUCTS — 1.1%
Nu Skin Enterprises, Inc., Class A	16,073	710,427
USANA Health Sciences, Inc.(1)	18,574	897,681

		1,608,108

PHARMACEUTICALS — 5.4%
AbbVie, Inc.	28,887	1,178,012
Allergan, Inc.	1,883	210,199
BioDelivery Sciences International, Inc.(1)	5,274	22,204
Bristol-Myers Squibb Co.	63,970	2,634,924
Eli Lilly & Co.	31,496	1,788,658
Endocyte, Inc.(1)	10,569	131,584
Johnson & Johnson	26,847	2,188,836

		8,154,417

PROFESSIONAL SERVICES — 0.8%
Dun & Bradstreet Corp.	14,662	1,226,476

ROAD AND RAIL — 0.1%
Union Pacific Corp.	1,196	170,322

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.6%
Analog Devices, Inc.	25,088	1,166,341
Broadcom Corp., Class A	39,166	1,357,885
Intel Corp.	19,634	429,003
LSI Corp.(1)	92,589	627,754
Texas Instruments, Inc.	53,455	1,896,583

		5,477,566

SOFTWARE — 8.5%
Adobe Systems, Inc.(1)	19,276	838,699
CA, Inc.	22,058	555,200
Intuit, Inc.	20,582	1,351,208
Microsoft Corp.	190,017	5,436,387
Oracle Corp.	110,015	3,557,885
Synopsys, Inc.(1)	29,647	1,063,734

		12,803,113

SPECIALTY RETAIL — 6.1%
American Eagle Outfitters, Inc.	24,214	452,802
Buckle, Inc. (The)	8,024	374,320
Foot Locker, Inc.	30,942	1,059,454
Gap, Inc. (The)	39,321	1,391,963
Home Depot, Inc. (The)	17,650	1,231,617
O'Reilly Automotive, Inc.(1)	15,102	1,548,710
PetSmart, Inc.	19,965	1,239,827
TJX Cos., Inc. (The)	40,010	1,870,467

		9,169,160

TEXTILES, APPAREL AND LUXURY GOODS — 1.5%
Hanesbrands, Inc.(1)	31,918	1,454,184
Michael Kors Holdings Ltd.(1)	3,483	197,800

Ralph Lauren Corp.	3,849	651,674

		2,303,658

THRIFTS AND MORTGAGE FINANCE — 0.8%
Ocwen Financial Corp.(1)	29,960	1,136,083

TOBACCO — 1.1%
Philip Morris International, Inc.	18,068	1,675,084

TOTAL COMMON STOCKS (Cost $130,903,397)		148,405,167

TEMPORARY CASH INVESTMENTS — 1.4%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $192,122), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $188,320)		188,318
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $576,679), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $564,960)		564,952
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $192,155), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $188,319)		188,317
SSgA U.S. Government Money Market Fund	1,214,759	1,214,759

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,156,346)		2,156,346

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $133,059,743)		150,561,513

OTHER ASSETS AND LIABILITIES — 0.3%		416,391

TOTAL NET ASSETS — 100.0%		$150,977,904

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	148,405,167	—	—
Temporary Cash Investments	1,214,759	941,587	—
Total Value of Investment Securities	149,619,926	941,587	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$133,251,191
Gross tax appreciation of investments	$18,091,749
Gross tax depreciation of investments	(781,427)
Net tax appreciation (depreciation) of investments	$17,310,322

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Growth Fund

March 31, 2013

Equity Growth - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%

AEROSPACE AND DEFENSE — 4.8%
Boeing Co. (The)	361,979	31,075,897
General Dynamics Corp.	338,809	23,889,423
Honeywell International, Inc.	44,196	3,330,169
Northrop Grumman Corp.	330,788	23,204,778
Raytheon Co.	399,596	23,492,249
Textron, Inc.	681,956	20,329,108

		125,321,624

AUTO COMPONENTS — 0.5%
BorgWarner, Inc.(1)	156,088	12,071,846

BEVERAGES — 0.4%
Coca-Cola Co. (The)	213,797	8,645,951
PepsiCo, Inc.	29,869	2,362,936

		11,008,887

BIOTECHNOLOGY — 1.5%
Amgen, Inc.	351,550	36,037,390
United Therapeutics Corp.(1)	49,556	3,016,474

		39,053,864

CAPITAL MARKETS — 1.8%
Federated Investors, Inc. Class B	160,966	3,810,065
Goldman Sachs Group, Inc. (The)	209,758	30,865,890
Janus Capital Group, Inc.	463,162	4,353,723
SEI Investments Co.	59,939	1,729,240
Waddell & Reed Financial, Inc.	125,288	5,485,108

		46,244,026

CHEMICALS — 4.9%
CF Industries Holdings, Inc.	94,845	18,055,642
E.I. du Pont de Nemours & Co.	373,612	18,366,766
Huntsman Corp.	267,408	4,971,115
LyondellBasell Industries NV, Class A	400,138	25,324,734
Monsanto Co.	288,930	30,519,676
NewMarket Corp.	25,319	6,592,055
PPG Industries, Inc.	162,399	21,751,722

		125,581,710

COMMERCIAL BANKS — 1.3%
Wells Fargo & Co.	942,784	34,873,580

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Deluxe Corp.	40,527	1,677,818

COMMUNICATIONS EQUIPMENT — 1.8%
Brocade Communications Systems, Inc.(1)	358,350	2,067,679
Cisco Systems, Inc.	1,902,675	39,784,934
QUALCOMM, Inc.	56,149	3,759,176

		45,611,789

COMPUTERS AND PERIPHERALS — 6.5%
Apple, Inc.	209,162	92,581,376
EMC Corp.(1)	1,169,808	27,946,713
Hewlett-Packard Co.	526,269	12,546,253
Seagate Technology plc	541,202	19,786,345
Western Digital Corp.	298,251	14,996,061

		167,856,748

CONSUMER FINANCE — 1.1%
American Express Co.	126,864	8,558,246
Cash America International, Inc.	364,777	19,139,849
Portfolio Recovery Associates, Inc.(1)	1,322	167,788

		27,865,883

CONTAINERS AND PACKAGING — 0.7%
Owens-Illinois, Inc.(1)	481,624	12,835,280
Packaging Corp. of America	109,373	4,907,566

		17,742,846

DIVERSIFIED CONSUMER SERVICES — 0.3%
Coinstar, Inc.(1)	110,284	6,442,791

DIVERSIFIED FINANCIAL SERVICES — 1.9%
Bank of America Corp.	241,842	2,945,635
JPMorgan Chase & Co.	660,978	31,370,016
Moody's Corp.	208,649	11,125,165
MSCI, Inc., Class A(1)	77,810	2,640,093

		48,080,909

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
AT&T, Inc.	1,533,734	56,272,701
CenturyLink, Inc.	305,442	10,730,177
Verizon Communications, Inc.	692,180	34,020,647

		101,023,525

ELECTRIC UTILITIES — 1.0%
Edison International	340,047	17,111,165
Portland General Electric Co.	288,978	8,764,703

		25,875,868

ELECTRICAL EQUIPMENT — 1.0%
Emerson Electric Co.	435,207	24,315,015
Rockwell Automation, Inc.	11,134	961,421

		25,276,436

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
TE Connectivity Ltd.	115,394	4,838,470

FOOD AND STAPLES RETAILING — 2.8%
CVS Caremark Corp.	582,146	32,012,209
Wal-Mart Stores, Inc.	556,129	41,615,133

		73,627,342

FOOD PRODUCTS — 1.4%
Dean Foods Co.(1)	289,772	5,253,566
General Mills, Inc.	483,598	23,846,218

Ingredion, Inc.	96,675	6,991,536

		36,091,320

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.6%
Abbott Laboratories	851,784	30,085,011
Becton Dickinson and Co.	198,575	18,985,756
Medtronic, Inc.	593,077	27,850,896
St. Jude Medical, Inc.	517,639	20,933,321
Stryker Corp.	152,295	9,935,726
Zimmer Holdings, Inc.	147,510	11,095,702

		118,886,412

HOTELS, RESTAURANTS AND LEISURE — 0.7%
Bally Technologies, Inc.(1)	49,326	2,563,472
Cracker Barrel Old Country Store, Inc.	77,541	6,269,190
International Game Technology	575,857	9,501,641

		18,334,303

HOUSEHOLD DURABLES — 1.5%
Garmin Ltd.	438,432	14,485,793
Harman International Industries, Inc.	89,557	3,996,929
Newell Rubbermaid, Inc.	816,558	21,312,164

		39,794,886

HOUSEHOLD PRODUCTS — 1.5%
Energizer Holdings, Inc.	210,213	20,964,542
Procter & Gamble Co. (The)	230,277	17,745,146

		38,709,688

INDUSTRIAL CONGLOMERATES — 1.9%
Danaher Corp.	424,793	26,400,885
General Electric Co.	1,030,190	23,817,993

		50,218,878

INSURANCE — 6.6%
Aflac, Inc.	455,716	23,706,346
Allied World Assurance Co. Holdings AG	127,597	11,830,794
Allstate Corp. (The)	472,705	23,195,634
American International Group, Inc.(1)	464,518	18,032,589
Amtrust Financial Services, Inc.	22,847	791,649
Axis Capital Holdings Ltd.	467,525	19,458,390
Berkshire Hathaway, Inc., Class B(1)	117,911	12,286,326
HCC Insurance Holdings, Inc.	66,286	2,786,001
MetLife, Inc.	678,486	25,796,038
Reinsurance Group of America, Inc.	121,318	7,239,045
Travelers Cos., Inc. (The)	300,107	25,266,008

		170,388,820

INTERNET AND CATALOG RETAIL — 0.7%
Expedia, Inc.	305,117	18,310,071

INTERNET SOFTWARE AND SERVICES — 0.9%
Google, Inc., Class A(1)	30,358	24,105,163

IT SERVICES — 2.4%
Accenture plc, Class A	148,325	11,268,250

International Business Machines Corp.	240,121	51,217,810

		62,486,060

LEISURE EQUIPMENT AND PRODUCTS — 1.1%
Hasbro, Inc.	167,714	7,369,353
Mattel, Inc.	502,877	22,020,984

		29,390,337

LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Life Technologies Corp.(1)	125,380	8,103,309

MACHINERY — 1.3%
Crane Co.	77,190	4,311,833
Ingersoll-Rand plc	102,748	5,652,168
Parker-Hannifin Corp.	227,641	20,847,363
WABCO Holdings, Inc.(1)	56,749	4,005,912

		34,817,276

MEDIA — 2.7%
Comcast Corp., Class A	956,311	40,174,625
DIRECTV(1)	61,170	3,462,834
Thomson Reuters Corp.	152,690	4,959,371
Time Warner Cable, Inc.	230,195	22,112,532

		70,709,362

METALS AND MINING — 0.3%
Coeur d'Alene Mines Corp.(1)	126,893	2,393,202
Worthington Industries, Inc.	145,999	4,523,049

		6,916,251

MULTILINE RETAIL — 0.3%
Dillard's, Inc., Class A	92,622	7,275,458

OIL, GAS AND CONSUMABLE FUELS — 8.3%
Chevron Corp.	191,944	22,806,786
Exxon Mobil Corp.	1,042,721	93,959,589
Marathon Petroleum Corp.	304,928	27,321,549
Suncor Energy, Inc.	526,825	15,810,018
Tesoro Corp.	203,830	11,934,247
Valero Energy Corp.	531,046	24,157,283
Western Refining, Inc.	525,523	18,608,769

		214,598,241

PERSONAL PRODUCTS — 0.5%
Nu Skin Enterprises, Inc., Class A	296,528	13,106,538

PHARMACEUTICALS — 8.5%
AbbVie, Inc.	287,821	11,737,340
Bristol-Myers Squibb Co.	435,451	17,936,227
Eli Lilly & Co.	554,603	31,495,904
Johnson & Johnson	742,118	60,504,881
Merck & Co., Inc.	876,167	38,752,866
Pfizer, Inc.	2,018,810	58,262,857

		218,690,075

PROFESSIONAL SERVICES — 0.8%
Dun & Bradstreet Corp.	241,581	20,208,251

ROAD AND RAIL — 0.4%
Union Pacific Corp.	68,406	9,741,698

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
Applied Materials, Inc.	1,408,758	18,990,058
Broadcom Corp., Class A	651,673	22,593,503
Intel Corp.	18,103	395,550
KLA-Tencor Corp.	355,826	18,766,263
Texas Instruments, Inc.	474,443	16,833,238

		77,578,612

SOFTWARE — 5.4%
Activision Blizzard, Inc.	287,148	4,183,746
Adobe Systems, Inc.(1)	253,027	11,009,205
CA, Inc.	513,331	12,920,541
Microsoft Corp.	2,051,792	58,701,769
Oracle Corp.	1,270,012	41,072,188
Symantec Corp.(1)	525,111	12,959,740

		140,847,189

SPECIALTY RETAIL — 4.6%
American Eagle Outfitters, Inc.	559,169	10,456,460
Buckle, Inc. (The)	100,467	4,686,786
Foot Locker, Inc.	176,479	6,042,641
GameStop Corp., Class A	82,829	2,316,727
Gap, Inc. (The)	550,382	19,483,523
Home Depot, Inc. (The)	540,072	37,686,224
PetSmart, Inc.	229,990	14,282,379
TJX Cos., Inc. (The)	528,802	24,721,493

		119,676,233

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Hanesbrands, Inc.(1)	102,070	4,650,309

THRIFTS AND MORTGAGE FINANCE — 0.7%
Ocwen Financial Corp.(1)	489,154	18,548,720

TOBACCO — 1.7%
Altria Group, Inc.	514,565	17,695,890
Philip Morris International, Inc.	96,826	8,976,739
Universal Corp.	307,360	17,224,454

		43,897,083

TOTAL COMMON STOCKS (Cost $2,058,697,745)		2,556,156,505

TEMPORARY CASH INVESTMENTS — 1.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $2,824,244), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $2,768,345)		2,768,311
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $8,477,316), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $8,305,054)		8,304,934
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $2,824,732), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $2,768,342)		2,768,311

SSgA U.S. Government Money Market Fund	17,866,382	17,866,382

TOTAL TEMPORARY CASH INVESTMENTS (Cost $31,707,938)		31,707,938

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,090,405,683)		2,587,864,443

OTHER ASSETS AND LIABILITIES†		(384,964)

TOTAL NET ASSETS — 100.0%		$2,587,479,479

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	2,556,156,505	—	—
Temporary Cash Investments	17,866,382	13,841,556	—
Total Value of Investment Securities	2,574,022,887	13,841,556	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,095,683,549
Gross tax appreciation of investments	$503,127,485
Gross tax depreciation of investments	(10,946,591)
Net tax appreciation (depreciation) of investments	$492,180,894

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Market Neutral Fund

March 31, 2013

Equity Market Neutral - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.8%

AEROSPACE AND DEFENSE — 3.4%
Alliant Techsystems, Inc.	2,902	210,192
Boeing Co. (The)	1,062	91,173
Esterline Technologies Corp.(1)	3,696	279,787
Huntington Ingalls Industries, Inc.(2)	6,535	348,512
L-3 Communications Holdings, Inc.	1,398	113,126
Northrop Grumman Corp.(2)	4,180	293,227
Textron, Inc.(2)	8,515	253,832

		1,589,849

AIRLINES — 0.6%
Alaska Air Group, Inc.(1)(2)	4,552	291,146

AUTO COMPONENTS — 0.3%
BorgWarner, Inc.(1)	1,253	96,907
Tenneco, Inc.(1)	830	32,627

		129,534

BIOTECHNOLOGY — 1.6%
Alexion Pharmaceuticals, Inc.(1)	623	57,403
Alkermes plc(1)	5,015	118,906
Amgen, Inc.	239	24,500
Biogen Idec, Inc.(1)	658	126,935
Celgene Corp.(1)	245	28,398
Cubist Pharmaceuticals, Inc.(1)(2)	2,487	116,441
Pharmacyclics, Inc.(1)	1,337	107,508
United Therapeutics Corp.(1)	1,908	116,140
Vertex Pharmaceuticals, Inc.(1)	1,436	78,951

		775,182

BUILDING PRODUCTS — 0.1%
Lennox International, Inc.	936	59,427

CAPITAL MARKETS — 2.7%
Federated Investors, Inc. Class B(2)	12,935	306,171
Investment Technology Group, Inc.(1)(2)	20,555	226,927
Janus Capital Group, Inc.	12,814	120,452
SEI Investments Co.(2)	10,156	293,001
Waddell & Reed Financial, Inc.(2)	7,203	315,347

		1,261,898

CHEMICALS — 6.3%
Ashland, Inc.	3,131	232,633
Axiall Corp.(2)	5,610	348,718
CF Industries Holdings, Inc.(2)	1,557	296,406
Chemtura Corp.(1)(2)	8,345	180,335
Huntsman Corp.(2)	18,833	350,105
LyondellBasell Industries NV, Class A(2)	4,486	283,919
Monsanto Co.(2)	3,120	329,566
NewMarket Corp.	1,112	289,520
PPG Industries, Inc.(2)	1,823	244,173
Valspar Corp.	3,758	233,936

W.R. Grace & Co.(1)	2,400	186,024

		2,975,335

COMMERCIAL BANKS — 1.0%
PacWest Bancorp.	4,459	129,802
Regions Financial Corp.(2)	40,334	330,335

		460,137

COMMERCIAL SERVICES AND SUPPLIES — 2.5%
Deluxe Corp.	5,685	235,359
Mine Safety Appliances Co.(2)	5,507	273,257
RR Donnelley & Sons Co.(2)	25,751	310,300
Steelcase, Inc., Class A	4,980	73,355
Tetra Tech, Inc.(1)(2)	8,636	263,312

		1,155,583

COMMUNICATIONS EQUIPMENT — 2.5%
Arris Group, Inc.(1)(2)	19,781	339,640
Brocade Communications Systems, Inc.(1)(2)	46,463	268,091
Ciena Corp.(1)(2)	20,273	324,571
Research In Motion Ltd.(1)(2)	18,523	267,657

		1,199,959

COMPUTERS AND PERIPHERALS — 0.2%
EMC Corp.(1)	4,689	112,020

CONSTRUCTION AND ENGINEERING — 1.1%
AECOM Technology Corp.(1)	9,597	314,782
Granite Construction, Inc.(2)	6,468	205,941

		520,723

CONSUMER FINANCE — 1.3%
Cash America International, Inc.(2)	5,703	299,236
Portfolio Recovery Associates, Inc.(1)	2,328	295,470

		594,706

CONTAINERS AND PACKAGING — 2.0%
Graphic Packaging Holding Co.(1)(2)	3,649	27,331
Greif, Inc., Class A(2)	6,250	335,125
Owens-Illinois, Inc.(1)(2)	11,982	319,320
Packaging Corp. of America	6,148	275,861

		957,637

DIVERSIFIED CONSUMER SERVICES — 0.8%
Coinstar, Inc.(1)(2)	6,149	359,225

DIVERSIFIED FINANCIAL SERVICES — 2.2%
Interactive Brokers Group, Inc., Class A(2)	16,370	244,077
Moody's Corp.	4,953	264,094
MSCI, Inc., Class A(1)	6,754	229,163
NASDAQ OMX Group, Inc. (The)(2)	8,910	287,793

		1,025,127

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc.(2)	5,387	197,649
CenturyLink, Inc.	2,134	74,967

Vonage Holdings Corp.(1)(2)	118,928	343,702

		616,318

ELECTRIC UTILITIES — 1.8%
Edison International	5,195	261,412
NV Energy, Inc.	13,139	263,174
Pinnacle West Capital Corp.	459	26,572
Portland General Electric Co.(2)	9,946	301,662

		852,820

ELECTRICAL EQUIPMENT — 2.0%
Brady Corp., Class A(2)	8,240	276,287
Emerson Electric Co.	1,080	60,340
EnerSys(1)(2)	7,622	347,411
Rockwell Automation, Inc.	2,773	239,448

		923,486

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.4%
Celestica, Inc.(1)(2)	6,984	56,500
Itron, Inc.(1)(2)	6,574	305,034
Molex, Inc.(2)	9,693	283,811

		645,345

ENERGY EQUIPMENT AND SERVICES — 1.9%
Diamond Offshore Drilling, Inc.(2)	1,821	126,669
Ensco plc Class A	3,327	199,620
Exterran Holdings, Inc.(1)(2)	6,934	187,218
Patterson-UTI Energy, Inc.	6,664	158,870
RPC, Inc.(2)	15,037	228,111

		900,488

FOOD AND STAPLES RETAILING — 0.6%
CVS Caremark Corp.(2)	4,857	267,086
Wal-Mart Stores, Inc.	424	31,728

		298,814

FOOD PRODUCTS — 1.5%
Campbell Soup Co.(2)	919	41,686
Darling International, Inc.(1)(2)	5,435	97,612
Dean Foods Co.(1)(2)	12,959	234,947
Ingredion, Inc.	754	54,529
Pilgrim's Pride Corp.(1)(2)	27,747	254,995

		683,769

GAS UTILITIES — 1.1%
Northwest Natural Gas Co.(2)	5,951	260,773
UGI Corp.	6,207	238,287

		499,060

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.2%
Abbott Laboratories	3,106	109,704
Boston Scientific Corp.(1)(2)	35,686	278,707
Hill-Rom Holdings, Inc.(2)	6,763	238,193
Medtronic, Inc.	1,182	55,507
St. Jude Medical, Inc.	2,279	92,163

Thoratec Corp.(1)(2)	7,072	265,200

		1,039,474

HEALTH CARE PROVIDERS AND SERVICES — 1.2%
McKesson Corp.	299	32,280
Mednax, Inc.(1)	1,276	114,368
Quest Diagnostics, Inc.	2,835	160,036
Select Medical Holdings Corp.(2)	26,221	235,989

		542,673

HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc.(1)(2)	21,155	287,496

HOTELS, RESTAURANTS AND LEISURE — 2.8%
Bally Technologies, Inc.(1)(2)	4,794	249,144
Brinker International, Inc.(2)	6,896	259,634
Cracker Barrel Old Country Store, Inc.	4,049	327,362
International Game Technology	16,191	267,152
Papa John's International, Inc.(1)	2,960	182,987
Six Flags Entertainment Corp.(2)	369	26,745

		1,313,024

HOUSEHOLD DURABLES — 2.1%
Garmin Ltd.(2)	7,044	232,734
Harman International Industries, Inc.(2)	7,038	314,106
Newell Rubbermaid, Inc.(2)	12,658	330,374
PulteGroup, Inc.(1)(2)	6,331	128,139

		1,005,353

HOUSEHOLD PRODUCTS — 1.0%
Energizer Holdings, Inc.	2,932	292,409
Spectrum Brands Holdings, Inc.(2)	2,987	169,034

		461,443

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.6%
AES Corp. (The)	22,032	276,942

INDUSTRIAL CONGLOMERATES — 1.0%
Carlisle Cos., Inc.	2,070	140,325
Danaher Corp.(2)	4,979	309,445

		449,770

INSURANCE — 3.0%
Aflac, Inc.(2)	5,214	271,232
Amtrust Financial Services, Inc.	7,350	254,678
Arch Capital Group Ltd.(1)(2)	2,400	126,168
Axis Capital Holdings Ltd.	3,039	126,483
First American Financial Corp.	9,790	250,331
RenaissanceRe Holdings Ltd.	1,487	136,789
XL Group plc	8,534	258,580

		1,424,261

INTERNET AND CATALOG RETAIL — 0.8%
Expedia, Inc.	4,053	243,220

HomeAway, Inc.(1)(2)	4,652	151,190

		394,410

INTERNET SOFTWARE AND SERVICES — 1.3%
Dice Holdings, Inc.(1)(2)	34,102	345,453
Open Text Corp.(1)	4,289	253,180

		598,633

IT SERVICES — 2.1%
Computer Sciences Corp.(2)	5,337	262,741
CoreLogic, Inc.(1)	4,986	128,938
Jack Henry & Associates, Inc.	1,815	83,871
NeuStar, Inc., Class A(1)	5,110	237,768
Total System Services, Inc.(2)	10,308	255,432

		968,750

LEISURE EQUIPMENT AND PRODUCTS — 0.8%
Mattel, Inc.	2,452	107,373
Polaris Industries, Inc.(2)	2,877	266,094

		373,467

LIFE SCIENCES TOOLS AND SERVICES — 0.9%
Agilent Technologies, Inc.(2)	7,222	303,108
Life Technologies Corp.(1)	1,837	118,725

		421,833

MACHINERY — 3.1%
Actuant Corp., Class A(2)	10,507	321,724
Crane Co.	5,533	309,073
Lincoln Electric Holdings, Inc.(2)	5,098	276,210
Oshkosh Corp.(1)	4,316	183,387
Parker-Hannifin Corp.(2)	527	48,263
WABCO Holdings, Inc.(1)(2)	4,561	321,961

		1,460,618

MEDIA — 2.1%
Comcast Corp., Class A(2)	5,674	238,365
Regal Entertainment Group Class A(2)	17,488	291,525
Scholastic Corp.(2)	8,200	218,530
Starz - Liberty Capital(1)	4,740	104,991
Time Warner Cable, Inc.	1,627	156,289

		1,009,700

METALS AND MINING — 1.8%
Agnico-Eagle Mines Ltd. New York Shares	5,938	243,695
Coeur d'Alene Mines Corp.(1)(2)	13,132	247,669
Reliance Steel & Aluminum Co.	357	25,408
Steel Dynamics, Inc.	1,619	25,694
United States Steel Corp.	2,332	45,474
Worthington Industries, Inc.(2)	8,410	260,542

		848,482

MULTI-UTILITIES — 1.7%
Ameren Corp.(2)	7,826	274,066
Public Service Enterprise Group, Inc.(2)	9,098	312,425

TECO Energy, Inc.	11,036	196,662

		783,153

MULTILINE RETAIL — 1.1%
Dillard's, Inc., Class A(2)	3,552	279,009
Macy's, Inc.(2)	5,832	244,011

		523,020

OIL, GAS AND CONSUMABLE FUELS — 5.0%
Apache Corp.	1,387	107,021
Chevron Corp.(2)	2,029	241,086
ConocoPhillips(2)	5,243	315,104
Delek US Holdings, Inc.	3,678	145,134
Energy XXI Bermuda Ltd.(2)	8,224	223,857
Exxon Mobil Corp.	2,948	265,644
Suncor Energy, Inc.(2)	6,449	193,535
Tesoro Corp.	2,924	171,200
Ultra Petroleum Corp.(1)	2,596	52,180
Valero Energy Corp.(2)	7,312	332,623
Western Refining, Inc.(2)	8,773	310,652

		2,358,036

PERSONAL PRODUCTS — 0.4%
Nu Skin Enterprises, Inc., Class A	4,370	193,154

PHARMACEUTICALS — 2.2%
Bristol-Myers Squibb Co.	1,690	69,611
Eli Lilly & Co.(2)	5,935	337,049
Johnson & Johnson	343	27,965
Merck & Co., Inc.(2)	5,906	261,222
Pfizer, Inc.(2)	11,570	333,910
Warner Chilcott plc Class A(2)	2,071	28,062

		1,057,819

PROFESSIONAL SERVICES — 1.3%
Acacia Research - Acacia Technologies(1)(2)	9,880	298,079
Dun & Bradstreet Corp.	3,786	316,699

		614,778

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
Apartment Investment & Management Co., Class A(2)	7,132	218,667
Corrections Corp. of America	6,252	244,266
Sunstone Hotel Investors, Inc.(1)	10,793	132,862

		595,795

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
Altisource Portfolio Solutions SA(1)	740	51,615

ROAD AND RAIL — 0.6%
Avis Budget Group, Inc.(1)	8,375	233,076
Swift Transportation Co.(1)	3,749	53,161

		286,237

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
First Solar, Inc.(1)	6,685	180,228
Freescale Semiconductor Ltd.(1)(2)	5,631	83,846
KLA-Tencor Corp.(2)	4,686	247,140

LSI Corp.(1)(2)	36,957	250,568
NVIDIA Corp.(2)	27,915	357,870

		1,119,652

SOFTWARE — 3.4%
Activision Blizzard, Inc.(2)	16,884	246,000
Cadence Design Systems, Inc.(1)(2)	16,000	222,880
Mentor Graphics Corp.(2)	17,877	322,680
NetSuite, Inc.(1)	1,681	134,581
Oracle Corp.(2)	7,457	241,159
Symantec Corp.(1)(2)	8,201	202,401
Synopsys, Inc.(1)(2)	6,636	238,099

		1,607,800

SPECIALTY RETAIL — 5.5%
Aaron's, Inc.(2)	3,747	107,464
American Eagle Outfitters, Inc.	12,803	239,416
ANN, Inc.(1)	7,802	226,414
Best Buy Co., Inc.(2)	11,434	253,263
Buckle, Inc. (The)(2)	5,842	272,529
Chico's FAS, Inc.	1,678	28,190
DSW, Inc., Class A	2,907	185,467
Foot Locker, Inc.(2)	9,930	340,003
GameStop Corp., Class A(2)	9,549	267,086
Gap, Inc. (The)	5,789	204,931
O'Reilly Automotive, Inc.(1)	1,261	129,316
PetSmart, Inc.(2)	4,975	308,947

		2,563,026

TEXTILES, APPAREL AND LUXURY GOODS — 2.1%
Carter's, Inc.(1)	2,485	142,316
Crocs, Inc.(1)(2)	19,157	283,907
Hanesbrands, Inc.(1)	6,258	285,114
Iconix Brand Group, Inc.(1)(2)	9,901	256,139

		967,476

THRIFTS AND MORTGAGE FINANCE — 0.6%
Ocwen Financial Corp.(1)(2)	7,443	282,239

TOBACCO — 0.6%
Universal Corp.(2)	4,950	277,398

TRADING COMPANIES AND DISTRIBUTORS — 0.3%
WESCO International, Inc.(1)	1,721	124,962

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
MetroPCS Communications, Inc.(1)	25,953	282,888

TOTAL COMMON STOCKS (Cost $37,200,607)		45,452,965

TEMPORARY CASH INVESTMENTS — 0.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $9,245), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $9,063)		9,063
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $27,751), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $27,187)		27,187

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $9,247), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $9,062)		9,062
SSgA U.S. Government Money Market Fund	58,452	58,452

TOTAL TEMPORARY CASH INVESTMENTS (Cost $103,764)		103,764

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 97.0% (Cost $37,304,371)		45,556,729

COMMON STOCKS SOLD SHORT — (96.5)%

AEROSPACE AND DEFENSE — (1.9)%
CAE, Inc.	(22,709)	(221,867)
Hexcel Corp.	(9,517)	(276,088)
Precision Castparts Corp.	(1,320)	(250,298)
TransDigm Group, Inc.	(825)	(126,159)

		(874,412)

AIR FREIGHT AND LOGISTICS — (1.1)%
Atlas Air Worldwide Holdings, Inc.	(5,430)	(221,327)
CH Robinson Worldwide, Inc.	(4,159)	(247,294)
United Parcel Service, Inc. Class B	(753)	(64,683)

		(533,304)

AUTO COMPONENTS — (0.9)%
Johnson Controls, Inc.	(6,714)	(235,460)
TRW Automotive Holdings Corp.	(3,393)	(186,615)

		(422,075)

AUTOMOBILES — (0.5)%
Ford Motor Co.	(17,995)	(236,634)

BEVERAGES — (1.5)%
Beam, Inc.	(3,971)	(252,317)
Brown-Forman Corp. Class B	(334)	(23,848)
Coca-Cola Co. (The)	(8,271)	(334,479)
Monster Beverage Corp.	(1,979)	(94,478)

		(705,122)

BIOTECHNOLOGY — (0.8)%
Ariad Pharmaceuticals, Inc.	(2,243)	(40,576)
Cepheid, Inc.	(2,988)	(114,649)
Medivation, Inc.	(2,066)	(96,627)
Theravance, Inc.	(5,032)	(118,856)

		(370,708)

BUILDING PRODUCTS — (1.0)%
Armstrong World Industries, Inc.	(4,976)	(278,108)
Owens Corning	(4,660)	(183,744)

		(461,852)

CAPITAL MARKETS — (1.9)%
Bank of New York Mellon Corp. (The)	(9,670)	(270,663)
Charles Schwab Corp. (The)	(17,709)	(313,272)

Stifel Financial Corp.	(8,470)	(293,655)

		(877,590)

CHEMICALS — (5.1)%
Air Products & Chemicals, Inc.	(2,947)	(256,743)
Cabot Corp.	(7,166)	(245,077)
Cytec Industries, Inc.	(3,140)	(232,611)
Ecolab, Inc.	(794)	(63,663)
Intrepid Potash, Inc.	(10,481)	(196,624)
Olin Corp.	(10,898)	(274,848)
Praxair, Inc.	(2,280)	(254,311)
Rockwood Holdings, Inc.	(3,962)	(259,273)
RPM International, Inc.	(2,817)	(88,961)
Sensient Technologies Corp.	(7,327)	(286,412)
Tronox Ltd. Class A	(12,290)	(243,465)

		(2,401,988)

COMMERCIAL BANKS — (2.5)%
First Niagara Financial Group, Inc.	(5,892)	(52,203)
First Republic Bank	(6,604)	(255,046)
Iberiabank Corp.	(1,041)	(52,071)
Investors Bancorp, Inc.	(7,338)	(137,808)
PNC Financial Services Group, Inc.	(355)	(23,607)
Texas Capital Bancshares, Inc.	(6,575)	(265,959)
Trustmark Corp.	(2,174)	(54,372)
Valley National Bancorp	(31,830)	(325,939)

		(1,167,005)

COMMERCIAL SERVICES AND SUPPLIES — (1.4)%
Clean Harbors, Inc.	(4,581)	(266,110)
Interface, Inc.	(15,827)	(304,195)
Iron Mountain, Inc.	(1,920)	(69,715)

		(640,020)

COMMUNICATIONS EQUIPMENT — (1.6)%
EchoStar Corp. Class A	(6,116)	(238,340)
Loral Space & Communications, Inc.	(3,781)	(233,968)
Viasat, Inc.	(6,115)	(296,211)

		(768,519)

COMPUTERS AND PERIPHERALS — (1.6)%
NCR Corp.	(8,947)	(246,580)
SanDisk Corp.	(4,462)	(245,410)
Stratasys Ltd.	(3,356)	(249,082)

		(741,072)

CONSTRUCTION AND ENGINEERING — (1.0)%
Jacobs Engineering Group, Inc.	(5,052)	(284,124)
MasTec, Inc.	(6,970)	(203,176)

		(487,300)

CONSTRUCTION MATERIALS — (0.5)%
Martin Marietta Materials, Inc.	(2,128)	(217,099)

CONSUMER FINANCE — (0.1)%
Capital One Financial Corp.	(580)	(31,871)

CONTAINERS AND PACKAGING — (1.1)%
MeadWestvaco Corp.	(7,389)	(268,220)
Sealed Air Corp.	(10,180)	(245,440)

		(513,660)

DISTRIBUTORS — (0.1)%
LKQ Corp.	(3,256)	(70,851)

DIVERSIFIED CONSUMER SERVICES — (0.5)%
Sotheby's	(6,346)	(237,404)

DIVERSIFIED FINANCIAL SERVICES — (0.7)%
CME Group, Inc.	(4,259)	(261,460)
IntercontinentalExchange, Inc.	(311)	(50,715)

		(312,175)

ELECTRIC UTILITIES — (2.0)%
ALLETE, Inc.	(3,946)	(193,433)
Duke Energy Corp.	(1,328)	(96,400)
ITC Holdings Corp.	(2,535)	(226,274)
Northeast Utilities	(6,637)	(288,444)
Pepco Holdings, Inc.	(7,385)	(158,039)

		(962,590)

ELECTRICAL EQUIPMENT — (1.3)%
Eaton Corp. plc	(620)	(37,975)
General Cable Corp.	(8,503)	(311,465)
GrafTech International Ltd.	(31,459)	(241,605)

		(591,045)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (1.6)%
Anixter International, Inc.	(3,974)	(277,862)
Corning, Inc.	(16,041)	(213,827)
Ingram Micro, Inc., Class A	(12,280)	(241,670)

		(733,359)

ENERGY EQUIPMENT AND SERVICES — (3.5)%
Atwood Oceanics, Inc.	(6,549)	(344,085)
FMC Technologies, Inc.	(5,337)	(290,279)
Lufkin Industries, Inc.	(357)	(23,701)
Noble Corp.	(7,750)	(295,663)
Rowan Cos. plc	(7,469)	(264,104)
SEACOR Holdings, Inc.	(3,368)	(248,154)
Unit Corp.	(3,726)	(169,719)

		(1,635,705)

FOOD AND STAPLES RETAILING — (0.7)%
Casey's General Stores, Inc.	(4,872)	(284,038)
Sysco Corp.	(889)	(31,266)

		(315,304)

FOOD PRODUCTS — (2.4)%
Bunge Ltd.	(3,123)	(230,571)
Flowers Foods, Inc.	(7,247)	(238,716)
Hain Celestial Group, Inc. (The)	(2,476)	(151,234)
Hillshire Brands Co.	(6,999)	(246,015)

Snyders-Lance, Inc.	(9,772)	(246,841)

		(1,113,377)

GAS UTILITIES — (2.5)%
National Fuel Gas Co.	(5,205)	(319,327)
New Jersey Resources Corp.	(3,178)	(142,533)
ONEOK, Inc.	(4,566)	(217,661)
South Jersey Industries, Inc.	(6,190)	(344,102)
WGL Holdings, Inc.	(3,919)	(172,828)

		(1,196,451)

HEALTH CARE EQUIPMENT AND SUPPLIES — (1.8)%
DexCom, Inc.	(17,959)	(300,274)
Haemonetics Corp.	(5,779)	(240,753)
West Pharmaceutical Services, Inc.	(4,455)	(289,308)

		(830,335)

HEALTH CARE PROVIDERS AND SERVICES — (2.7)%
Brookdale Senior Living, Inc.	(2,630)	(73,324)
Catamaran Corp.	(4,150)	(220,075)
DaVita HealthCare Partners, Inc.	(1,979)	(234,690)
Health Net, Inc.	(9,023)	(258,238)
Team Health Holdings, Inc.	(7,027)	(255,642)
WellCare Health Plans, Inc.	(3,661)	(212,192)

		(1,254,161)

HEALTH CARE TECHNOLOGY — (0.2)%
HMS Holdings Corp.	(3,580)	(97,197)

HOTELS, RESTAURANTS AND LEISURE — (4.3)%
BJ's Restaurants, Inc.	(4,163)	(138,545)
Chipotle Mexican Grill, Inc.	(358)	(116,661)
Darden Restaurants, Inc.	(5,687)	(293,904)
Dunkin' Brands Group, Inc.	(6,395)	(235,848)
Hyatt Hotels Corp. Class A	(1,555)	(67,223)
McDonald's Corp.	(2,732)	(272,353)
MGM Resorts International	(25,720)	(338,218)
Penn National Gaming, Inc.	(2,195)	(119,474)
Starbucks Corp.	(4,996)	(284,572)
Wendy's Co. (The)	(24,551)	(139,204)

		(2,006,002)

HOUSEHOLD DURABLES — (2.4)%
DR Horton, Inc.	(7,449)	(181,011)
NVR, Inc.	(248)	(267,867)
Ryland Group, Inc.	(3,368)	(140,176)
Tempur-Pedic International, Inc.	(5,958)	(295,695)
Toll Brothers, Inc.	(7,074)	(242,214)

		(1,126,963)

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.6)%
NRG Energy, Inc.	(11,184)	(296,264)

INSURANCE — (3.1)%
Assured Guaranty Ltd.	(11,734)	(241,838)
Berkshire Hathaway, Inc., Class B	(3,021)	(314,788)

MBIA, Inc.	(6,835)	(70,195)
Platinum Underwriters Holdings Ltd.	(5,608)	(312,983)
RLI Corp.	(3,616)	(259,810)
White Mountains Insurance Group Ltd.	(452)	(256,338)

		(1,455,952)

INTERNET SOFTWARE AND SERVICES — (0.1)%
CoStar Group, Inc.	(287)	(31,415)
Yahoo!, Inc.	(998)	(23,483)

		(54,898)

IT SERVICES — (3.6)%
Automatic Data Processing, Inc.	(4,446)	(289,079)
Cognizant Technology Solutions Corp.	(1,760)	(134,834)
Convergys Corp.	(15,215)	(259,111)
Genpact Ltd.	(13,858)	(252,077)
Paychex, Inc.	(7,579)	(265,796)
Visa, Inc. A Shares	(1,405)	(238,625)
WEX, Inc.	(3,155)	(247,667)

		(1,687,189)

LIFE SCIENCES TOOLS AND SERVICES — (1.0)%
Covance, Inc.	(4,505)	(334,812)
Waters Corp.	(1,543)	(144,903)

		(479,715)

MACHINERY — (3.8)%
Colfax Corp.	(5,597)	(260,484)
Flowserve Corp.	(1,562)	(261,963)
Joy Global, Inc.	(4,025)	(239,568)
PACCAR, Inc.	(5,135)	(259,626)
Pentair Ltd.	(4,778)	(252,039)
SPX Corp.	(3,708)	(292,784)
Stanley Black & Decker, Inc.	(2,898)	(234,651)

		(1,801,115)

MARINE — (0.5)%
Kirby Corp.	(3,199)	(245,683)

MEDIA — (1.0)%
DreamWorks Animation SKG, Inc., Class A	(16,786)	(318,262)
Pandora Media, Inc.	(10,806)	(153,013)

		(471,275)

METALS AND MINING — (3.3)%
AK Steel Holding Corp.	(44,950)	(148,784)
Allied Nevada Gold Corp.	(6,805)	(112,010)
AuRico Gold, Inc.	(17,054)	(107,270)
Carpenter Technology Corp.	(5,886)	(290,121)
Cliffs Natural Resources, Inc.	(5,993)	(113,927)
Compass Minerals International, Inc.	(4,484)	(353,788)
Hecla Mining Co.	(19,800)	(78,210)
New Gold, Inc.	(5,570)	(50,687)
Newmont Mining Corp.	(1,091)	(45,702)
Silver Standard Resources, Inc.	(17,145)	(180,880)

Thompson Creek Metals Co., Inc.	(18,499)	(55,497)

		(1,536,876)

MULTI-UTILITIES — (1.4)%
MDU Resources Group, Inc.	(10,170)	(254,148)
NiSource, Inc.	(9,060)	(265,821)
Sempra Energy	(1,996)	(159,560)

		(679,529)

MULTILINE RETAIL — (1.0)%
Family Dollar Stores, Inc.	(4,326)	(255,450)
J.C. Penney Co., Inc.	(14,864)	(224,595)

		(480,045)

OIL, GAS AND CONSUMABLE FUELS — (5.0)%
Approach Resources, Inc.	(7,817)	(192,376)
Cimarex Energy Co.	(1,147)	(86,530)
Consol Energy, Inc.	(7,035)	(236,728)
Enbridge, Inc.	(5,056)	(235,306)
Kodiak Oil & Gas Corp.	(31,330)	(284,790)
Oasis Petroleum, Inc.	(7,870)	(299,611)
Pioneer Natural Resources Co.	(2,273)	(282,420)
SM Energy Co.	(4,038)	(239,130)
Spectra Energy Corp.	(8,245)	(253,534)
World Fuel Services Corp.	(6,262)	(248,727)

		(2,359,152)

PHARMACEUTICALS — (0.8)%
Akorn, Inc.	(8,805)	(121,773)
Valeant Pharmaceuticals International, Inc.	(1,581)	(118,607)
VIVUS, Inc.	(10,739)	(118,129)

		(358,509)

PROFESSIONAL SERVICES — (1.1)%
Corporate Executive Board Co. (The)	(4,589)	(266,896)
IHS, Inc. Class A	(2,559)	(267,979)

		(534,875)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (2.8)%
CBL & Associates Properties, Inc.	(10,735)	(253,346)
Equity Lifestyle Properties, Inc.	(2,233)	(171,494)
National Retail Properties, Inc.	(1,824)	(65,974)
Rayonier, Inc.	(4,559)	(272,036)
SL Green Realty Corp.	(2,727)	(234,822)
WP Carey, Inc.	(4,449)	(299,863)

		(1,297,535)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (1.4)%
Brookfield Office Properties, Inc.	(15,787)	(271,063)
CBRE Group, Inc.	(2,562)	(64,690)
Forest City Enterprises, Inc. Class A	(18,553)	(329,687)

		(665,440)

ROAD AND RAIL — (2.1)%
Genesee & Wyoming, Inc. Class A	(3,005)	(279,796)
Kansas City Southern	(1,007)	(111,676)

Old Dominion Freight Line, Inc.	(7,496)	(286,347)
Ryder System, Inc.	(2,555)	(152,661)
Werner Enterprises, Inc.	(6,713)	(162,052)

		(992,532)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (0.8)%
Hittite Microwave Corp.	(2,290)	(138,683)
International Rectifier Corp.	(1,120)	(23,688)
MEMC Electronic Materials, Inc.	(54,441)	(239,540)

		(401,911)

SOFTWARE — (2.4)%
Informatica Corp.	(9,447)	(325,638)
QLIK Technologies, Inc.	(6,566)	(169,600)
Solera Holdings, Inc.	(5,626)	(328,164)
SS&C Technologies Holdings, Inc.	(10,761)	(322,615)

		(1,146,017)

SPECIALTY RETAIL — (4.9)%
Ascena Retail Group, Inc.	(3,176)	(58,915)
AutoNation, Inc.	(1,305)	(57,094)
Cabela's, Inc.	(4,864)	(295,634)
CarMax, Inc.	(7,814)	(325,844)
JOS A Bank Clothiers, Inc.	(5,516)	(220,088)
L Brands, Inc.	(7,507)	(335,262)
Penske Automotive Group, Inc.	(6,399)	(213,471)
Pier 1 Imports, Inc.	(12,318)	(283,314)
Tiffany & Co.	(4,256)	(295,962)
Urban Outfitters, Inc.	(5,816)	(225,312)

		(2,310,896)

TEXTILES, APPAREL AND LUXURY GOODS — (1.2)%
NIKE, Inc. Class B	(5,244)	(309,449)
Wolverine World Wide, Inc.	(5,463)	(242,393)

		(551,842)

THRIFTS AND MORTGAGE FINANCE — (1.1)%
Capitol Federal Financial, Inc.	(21,631)	(261,086)
EverBank Financial Corp.	(13,477)	(207,546)
TFS Financial Corp.	(3,101)	(33,584)

		(502,216)

TRADING COMPANIES AND DISTRIBUTORS — (1.8)%
Air Lease Corp.	(11,180)	(327,798)
Fastenal Co.	(767)	(39,385)
GATX Corp.	(2,403)	(124,884)
Textainer Group Holdings Ltd.	(1,506)	(59,562)
United Rentals, Inc.	(5,437)	(298,872)

		(850,501)

WIRELESS TELECOMMUNICATION SERVICES — (0.5)%
Crown Castle International Corp.	(3,448)	(240,119)

TOTAL COMMON STOCKS SOLD SHORT — (96.5)% (Proceeds $42,108,546)		(45,333,236)

OTHER ASSETS AND LIABILITIES(3) — 99.5%	46,734,722

TOTAL NET ASSETS — 100.0%	$46,958,215

Notes to Schedule of Investments
(1)	Non-income producing.
(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $28,233,718.

(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	45,452,965	—	—
Temporary Cash Investments	58,452	45,312	—
Total Value of Investment Securities	45,511,417	45,312	—

Securities Sold Short
Total Value of Securities Sold Short	(45,333,236)	—	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$37,351,445
Gross tax appreciation of investments	$8,815,374
Gross tax depreciation of investments	(610,090)
Net tax appreciation (depreciation) of investments	$8,205,284
Net tax appreciation (depreciation) on securities sold short	$(3,321,163)
Net tax appreciation (depreciation)	$4,884,121

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Gold Fund

March 31, 2013

Global Gold - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%

AUSTRALIA — 0.3%
Newcrest Mining Ltd.	107,494	2,243,944

CANADA — 70.0%
Agnico-Eagle Mines Ltd.	344,568	14,134,123
Agnico-Eagle Mines Ltd. New York Shares	358,600	14,716,944
Alamos Gold, Inc.	162,300	2,228,759
ATAC Resources Ltd.(1)	1,124,700	1,705,014
AuRico Gold, Inc.(1)	1,374,871	8,661,884
Aurizon Mines Ltd.(1)	621,300	2,721,647
B2Gold Corp.(1)	3,687,582	11,216,841
Barrick Gold Corp.	2,445,912	71,909,813
Belo Sun Mining Corp.(1)	5,253,800	5,895,882
Centerra Gold, Inc.	168,300	1,002,328
Continental Gold Ltd.(1)	484,400	3,109,010
Detour Gold Corp.(1)	254,601	4,894,775
Dundee Precious Metals, Inc.(1)	578,200	4,496,510
Eldorado Gold Corp.	2,556,000	24,431,520
First Majestic Silver Corp.(1)	531,700	8,609,997
Franco-Nevada Corp.	269,400	12,297,168
GoGold Resources, Inc.(1)	3,990,000	4,948,959
Gold Standard Ventures Corp.(1)	1,055,000	1,183,935
Goldcorp, Inc.	2,522,376	84,869,628
Goldcorp, Inc. New York Shares	18,400	618,792
Golden Star Resources Ltd.(1)	785,700	1,260,709
IAMGOLD Corp.	1,494,119	10,781,013
Ivanplats Ltd.(1)	484,700	2,070,776
Kinross Gold Corp.	2,382,552	18,856,837
Kinross Gold Corp. New York Shares	1,004,757	7,967,723
Kirkland Lake Gold, Inc.(1)	170,900	905,096
Midas Gold Corp.(1)	1,567,250	2,051,920
Nevsun Resources Ltd.	767,300	2,960,886
New Gold, Inc.(1)	2,460,600	22,381,202
Osisko Mining Corp.(1)	896,000	5,318,581
Pan American Silver Corp.	148,170	2,435,831
Pan American Silver Corp. NASDAQ Shares	341,800	5,598,684
Premier Gold Mines Ltd.(1)	1,318,700	3,894,374
Rubicon Minerals Corp.(1)	151,300	367,880
Sabina Gold & Silver Corp.(1)	642,400	1,195,192
Sandstorm Gold Ltd.(1)	1,075,607	10,185,893
Seabridge Gold, Inc.(1)	107,400	1,482,120
SEMAFO, Inc.	638,700	1,596,986
Silver Standard Resources, Inc.(1)	215,400	2,272,470
Silver Wheaton Corp.	1,184,700	37,140,345
Tahoe Resources, Inc.(1)	327,800	5,766,389
Torex Gold Resources, Inc.(1)	5,115,990	8,762,930
Virginia Mines, Inc.(1)	141,600	1,377,180
Yamana Gold, Inc.	1,994,842	30,732,172

Yamana Gold, Inc. New York Shares	837,881	12,861,473

		483,878,191

PERU — 3.3%
Cia de Minas Buenaventura SA ADR	867,600	22,522,896

SOUTH AFRICA — 6.0%
AngloGold Ashanti Ltd.	465,502	10,936,486
AngloGold Ashanti Ltd. ADR	499,676	11,767,370
Gold Fields Ltd.	1,462,510	11,230,662
Harmony Gold Mining Co. Ltd.	867,150	5,580,362
Sibanye Gold Ltd.(1)	1,462,510	2,129,676

		41,644,556

UNITED KINGDOM — 5.1%
Fresnillo plc	112,003	2,307,681
Randgold Resources Ltd. ADR	385,000	33,102,300

		35,409,981

UNITED STATES — 14.6%
Allied Nevada Gold Corp.(1)	494,900	8,111,517
Coeur d'Alene Mines Corp.(1)	355,259	6,700,185
Gold Resource Corp.	31,700	413,051
Hecla Mining Co.	502,900	1,986,455
Newmont Mining Corp.	1,318,014	55,211,606
Royal Gold, Inc.	397,021	28,200,402

		100,623,216

TOTAL COMMON STOCKS (Cost $407,307,966)		686,322,784

WARRANTS†

CANADA†
GoGold Resources, Inc.(1)	1,923,750	2
Sandstorm Gold Ltd.(1)	115,000	281,882

TOTAL WARRANTS (Cost $—)		281,884

TEMPORARY CASH INVESTMENTS — 0.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $421,863), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $413,513)		413,508
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $1,266,275), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $1,240,544)		1,240,526
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $421,936), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $413,514)		413,509
SSgA U.S. Government Money Market Fund	2,667,437	2,667,437

TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,734,980)		4,734,980

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $412,042,946)	691,339,648

OTHER ASSETS AND LIABILITIES†	62,157

TOTAL NET ASSETS — 100.0%	$691,401,805

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	221,960,930	363,738,638	—
Domestic Common Stocks	92,511,699	8,111,517	—
Warrants	—	281,884	—
Temporary Cash Investments	2,667,437	2,067,543	—
Total Value of Investment Securities	317,140,066	374,199,582	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$448,307,314
Gross tax appreciation of investments	$292,879,794
Gross tax depreciation of investments	(49,847,460)
Net tax appreciation (depreciation) of investments	$243,032,334

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Income & Growth Fund

March 31, 2013

Income & Growth - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%

AEROSPACE AND DEFENSE — 4.6%
Boeing Co. (The)	233,453	20,041,940
General Dynamics Corp.	215,459	15,192,014
Honeywell International, Inc.	36,018	2,713,956
L-3 Communications Holdings, Inc.	47,542	3,847,099
Northrop Grumman Corp.	249,867	17,528,170
Raytheon Co.	262,159	15,412,328

		74,735,507

BEVERAGES — 0.4%
Coca-Cola Co. (The)	134,411	5,435,581
PepsiCo, Inc.	15,631	1,236,568

		6,672,149

BIOTECHNOLOGY — 1.5%
Amgen, Inc.	233,272	23,912,713

CAPITAL MARKETS — 1.6%
Goldman Sachs Group, Inc. (The)	80,468	11,840,866
Waddell & Reed Financial, Inc.	308,664	13,513,310

		25,354,176

CHEMICALS — 4.1%
CF Industries Holdings, Inc.	59,680	11,361,281
Dow Chemical Co. (The)	39,565	1,259,750
E.I. du Pont de Nemours & Co.	379,433	18,652,926
Monsanto Co.	198,847	21,004,209
PPG Industries, Inc.	104,850	14,043,609

		66,321,775

COMMERCIAL BANKS — 1.3%
BB&T Corp.	93,919	2,948,118
Wells Fargo & Co.	472,677	17,484,322

		20,432,440

COMMERCIAL SERVICES AND SUPPLIES — 1.0%
Pitney Bowes, Inc.	1,064,865	15,823,894

COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	1,311,580	27,425,138
Harris Corp.	201,368	9,331,393

		36,756,531

COMPUTERS AND PERIPHERALS — 6.7%
Apple, Inc.	118,537	52,468,032
Dell, Inc.	538,632	7,718,597
Hewlett-Packard Co.	435,186	10,374,834
Lexmark International, Inc., Class A	477,666	12,610,383
Seagate Technology plc	340,365	12,443,744
Western Digital Corp.	255,178	12,830,350

		108,445,940

CONSUMER FINANCE — 0.1%
Cash America International, Inc.	35,655	1,870,818

CONTAINERS AND PACKAGING — 0.8%
Packaging Corp. of America	300,640	13,489,717

DIVERSIFIED FINANCIAL SERVICES — 2.1%
JPMorgan Chase & Co.	707,320	33,569,407
Moody's Corp.	22,920	1,222,095

		34,791,502

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
AT&T, Inc.	1,042,531	38,250,462
BCE, Inc.	263,419	12,299,033
Verizon Communications, Inc.	629,403	30,935,158

		81,484,653

ELECTRIC UTILITIES — 1.3%
NV Energy, Inc.	258,115	5,170,043
Pinnacle West Capital Corp.	92,074	5,330,164
Portland General Electric Co.	379,360	11,505,989

		22,006,196

ELECTRICAL EQUIPMENT — 1.0%
Emerson Electric Co.	292,470	16,340,299

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Molex, Inc.	42,511	1,244,722

ENERGY EQUIPMENT AND SERVICES — 0.4%
Ensco plc Class A	99,989	5,999,340

FOOD AND STAPLES RETAILING — 3.0%
CVS Caremark Corp.	407,848	22,427,561
Wal-Mart Stores, Inc.	364,261	27,257,651

		49,685,212

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.1%
Abbott Laboratories	547,750	19,346,530
Baxter International, Inc.	9,543	693,203
Becton Dickinson and Co.	136,193	13,021,413
Medtronic, Inc.	401,222	18,841,385
St. Jude Medical, Inc.	369,563	14,945,128

		66,847,659

HEALTH CARE PROVIDERS AND SERVICES — 1.1%
UnitedHealth Group, Inc.	293,764	16,806,238
WellPoint, Inc.	19,391	1,284,266

		18,090,504

HOUSEHOLD DURABLES — 1.7%
Garmin Ltd.	371,113	12,261,574
Leggett & Platt, Inc.	27,855	940,942
Newell Rubbermaid, Inc.	541,735	14,139,283

		27,341,799

HOUSEHOLD PRODUCTS — 0.7%
Procter & Gamble Co. (The)	146,879	11,318,496

INDUSTRIAL CONGLOMERATES — 1.0%
General Electric Co.	687,653	15,898,537

INSURANCE — 6.5%
ACE Ltd.	64,177	5,709,828
Aflac, Inc.	308,822	16,064,920
Allstate Corp. (The)	258,335	12,676,499
Axis Capital Holdings Ltd.	170,852	7,110,860
Berkshire Hathaway, Inc., Class B(1)	61,019	6,358,180
Marsh & McLennan Cos., Inc.	243,361	9,240,417
MetLife, Inc.	366,470	13,933,189
Prudential Financial, Inc.	295,917	17,456,144
Reinsurance Group of America, Inc.	15,127	902,628
Sun Life Financial, Inc.	251,151	6,853,911
Travelers Cos., Inc. (The)	111,672	9,401,666

		105,708,242

INTERNET SOFTWARE AND SERVICES — 0.7%
Google, Inc., Class A(1)	14,783	11,738,145

IT SERVICES — 3.5%
Accenture plc, Class A	205,794	15,634,170
Computer Sciences Corp.	186,541	9,183,414
International Business Machines Corp.	112,551	24,007,128
SAIC, Inc.	580,302	7,863,092

		56,687,804

LEISURE EQUIPMENT AND PRODUCTS — 1.8%
Hasbro, Inc.	332,457	14,608,161
Mattel, Inc.	318,756	13,958,325

		28,566,486

LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Thermo Fisher Scientific, Inc.	62,796	4,803,266

MEDIA — 3.8%
Comcast Corp., Class A	638,300	26,814,983
Regal Entertainment Group Class A	359,265	5,988,947
Thomson Reuters Corp.	415,605	13,498,850
Time Warner Cable, Inc.	170,960	16,422,418

		62,725,198

MULTI-UTILITIES — 2.4%
Ameren Corp.	122,989	4,307,075
Consolidated Edison, Inc.	209,566	12,789,813
Public Service Enterprise Group, Inc.	452,656	15,544,207
TECO Energy, Inc.	407,064	7,253,880

		39,894,975

MULTILINE RETAIL — 0.2%
Macy's, Inc.	62,285	2,606,004

OIL, GAS AND CONSUMABLE FUELS — 9.3%
Chevron Corp.	313,340	37,231,059
ConocoPhillips	380,263	22,853,806
Exxon Mobil Corp.	654,054	58,936,806
Marathon Petroleum Corp.	193,297	17,319,411

Valero Energy Corp.	327,717	14,907,847

		151,248,929

PHARMACEUTICALS — 8.4%
AbbVie, Inc.	181,511	7,402,019
Bristol-Myers Squibb Co.	342,793	14,119,644
Eli Lilly & Co.	361,231	20,514,308
Johnson & Johnson	390,209	31,813,740
Merck & Co., Inc.	623,462	27,575,724
Pfizer, Inc.	1,250,068	36,076,962

		137,502,397

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.3%
Applied Materials, Inc.	962,096	12,969,054
Intel Corp.	960,059	20,977,289
KLA-Tencor Corp.	272,673	14,380,774
Marvell Technology Group Ltd.	263,266	2,785,355
Texas Instruments, Inc.	554,721	19,681,501

		70,793,973

SOFTWARE — 4.3%
Activision Blizzard, Inc.	147,339	2,146,729
CA, Inc.	550,689	13,860,842
Microsoft Corp.	1,336,759	38,244,675
Oracle Corp.	502,908	16,264,045

		70,516,291

SPECIALTY RETAIL — 3.7%
American Eagle Outfitters, Inc.	442,930	8,282,791
Best Buy Co., Inc.	296,715	6,572,237
Foot Locker, Inc.	304,087	10,411,939
GameStop Corp., Class A	525,789	14,706,319
Home Depot, Inc. (The)	89,385	6,237,285
Staples, Inc.	1,111,270	14,924,356

		61,134,927

THRIFTS AND MORTGAGE FINANCE — 0.2%
New York Community Bancorp, Inc.	286,145	4,106,181

TOBACCO — 3.6%
Altria Group, Inc.	587,695	20,210,831
Lorillard, Inc.	206,715	8,340,950
Philip Morris International, Inc.	60,689	5,626,477
Reynolds American, Inc.	316,548	14,083,221
Universal Corp.	187,707	10,519,100

		58,780,579

TOTAL COMMON STOCKS (Cost $1,181,232,056)		1,611,677,976

TEMPORARY CASH INVESTMENTS — 1.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $1,519,571), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $1,489,495)		1,489,477

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $4,561,181), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $4,468,496)		4,468,431
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,519,834), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $1,489,494)		1,489,477
SSgA U.S. Government Money Market Fund	9,616,782	9,616,782

TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,064,167)		17,064,167

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,198,296,223)		1,628,742,143

OTHER ASSETS AND LIABILITIES — 0.1%		1,175,147

TOTAL NET ASSETS — 100.0%		$1,629,917,290

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	1,611,677,976	—	—
Temporary Cash Investments	9,616,782	7,447,385	—
Total Value of Investment Securities	1,621,294,758	7,447,385	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,201,898,920
Gross tax appreciation of investments	$432,265,200
Gross tax depreciation of investments	(5,421,977)
Net tax appreciation (depreciation) of investments	$426,843,223

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Core Equity Fund

March 31, 2013

International Core Equity - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%

AUSTRALIA — 9.4%
Australia & New Zealand Banking Group Ltd.	4,341	128,945
Commonwealth Bank of Australia	1,934	136,944
Flight Centre Ltd.	765	26,762
National Australia Bank Ltd.	3,559	114,276
Resolute Mining Ltd.	5,422	7,508
Telstra Corp. Ltd.	19,208	90,193
Westpac Banking Corp.	4,344	139,120
Woolworths Ltd.	1,032	36,306

		680,054

AUSTRIA — 1.0%
Oesterreichische Post AG	1,679	72,304

BELGIUM — 0.8%
Ageas	1,071	36,223
Anheuser-Busch InBev NV	200	19,805

		56,028

DENMARK — 1.9%
Coloplast A/S B Shares	1,022	54,965
Novo Nordisk A/S B Shares	532	86,844

		141,809

FINLAND — 0.3%
UPM-Kymmene Oyj	2,268	25,307

FRANCE — 8.0%
AXA SA	496	8,526
Cie Generale de Geophysique - Veritas(1)	1,300	29,279
Cie Generale des Etablissements Michelin Class B	84	7,026
CNP Assurances	3,302	45,311
Euler Hermes SA	3	276
GDF Suez	2,228	42,897
Sanofi	1,383	140,530
Societe Generale SA(1)	641	21,059
Teleperformance SA	1,225	52,203
Total S.A.	2,570	123,061
UbiSoft Entertainment SA(1)	3,126	33,780
Valeo SA	563	30,466
Vinci SA	718	32,346
Vivendi SA	885	18,281

		585,041

GERMANY — 7.1%
Allianz SE	403	54,732
BASF SE	1,164	101,938
Bayer AG	938	96,755
Deutsche Lufthansa AG	3,555	69,426
Deutsche Telekom AG	2,964	31,330
Hannover Rueckversicherung AG	7	549
Metro AG	351	9,979

ProSiebenSat.1 Media AG Preference Shares	2,532	90,391
SAP AG	446	35,732
Siemens AG	263	28,329

		519,161

GREECE — 0.4%
OPAP SA	3,818	30,148

HONG KONG — 3.5%
BOC Hong Kong Holdings Ltd.	22,500	75,072
Galaxy Entertainment Group Ltd.(1)	7,000	29,217
MGM China Holdings Ltd.	30,800	65,865
SJM Holdings Ltd.	2,000	4,993
Wharf Holdings Ltd.	9,000	80,232

		255,379

ISRAEL — 0.4%
Israel Chemicals Ltd.	2,421	31,282

ITALY — 2.8%
Enel SpA	23,400	76,368
ENI SpA	4,533	101,861
Mediaset SpA	3,786	7,731
Telecom Italia SpA	22,321	15,765

		201,725

JAPAN — 21.2%
Aisin Seiki Co. Ltd.	800	29,277
Astellas Pharma, Inc.	200	10,751
Bank of Yokohama Ltd. (The)	4,000	23,116
Central Japan Railway Co.	400	42,152
Chiyoda Corp.	4,000	44,617
Daihatsu Motor Co. Ltd.	4,000	82,775
Daiichikosho Co., Ltd.	900	24,428
Daito Trust Construction Co. Ltd.	100	8,562
Daiwa House Industry Co. Ltd.	1,000	19,493
Dena Co. Ltd.	1,100	29,914
East Japan Railway Co.	100	8,212
FamilyMart Co. Ltd.	1,600	73,002
Fuji Heavy Industries Ltd.	5,000	78,823
Fujitsu Ltd.	3,000	12,461
Ito En Ltd.	300	7,234
Japan Tobacco, Inc.	2,700	86,190
JGC Corp.	3,000	76,677
Kao Corp.	2,400	77,506
KDDI Corp.	2,200	91,730
Kirin Holdings Co. Ltd.	1,000	16,051
Lawson, Inc.	900	69,029
Maeda Road Construction Co. Ltd.	1,000	13,640
Mitsubishi Shokuhin Co. Ltd.	600	19,249
Nippon Telegraph & Telephone Corp.	1,900	82,754
Nissan Chemical Industries Ltd.	2,700	32,382
NTT Data Corp.	21	69,044
Resona Holdings, Inc.	4,500	23,663
Seven & I Holdings Co. Ltd.	600	19,854
Shionogi & Co. Ltd.	400	8,078

SOFTBANK Corp.	300	13,767
Sumitomo Metal Mining Co. Ltd.	5,000	70,537
T&D Holdings, Inc.	700	8,321
Taisei Corp.	6,000	16,636
Takeda Pharmaceutical Co., Ltd.	1,400	76,443
Toshiba TEC Corp.	7,000	41,345
Toyoda Gosei Co. Ltd.	2,800	66,955
Toyota Boshoku Corp.	700	9,845
TS Tech Co. Ltd.	2,000	56,642

		1,541,155

NETHERLANDS — 3.0%
CSM	325	6,874
ING Groep NV CVA(1)	9,248	65,639
Koninklijke Ahold NV	4,324	66,263
Koninklijke Philips Electronics NV	2,020	59,775
Unilever CVA	429	17,572

		216,123

NEW ZEALAND — 0.3%
Telecom Corp. of New Zealand Ltd.	10,649	20,849

NORWAY — 1.8%
TGS Nopec Geophysical Co. ASA	1,878	71,095
Yara International ASA	1,277	58,083

		129,178

PORTUGAL — 0.3%
EDP - Energias de Portugal SA	7,635	23,508

SINGAPORE — 1.8%
StarHub Ltd.	12,000	42,085
STX OSV Holdings Ltd.	54,000	53,114
United Overseas Bank Ltd.	2,000	32,862

		128,061

SPAIN — 2.5%
Banco Santander SA	12,023	80,788
Duro Felguera SA	4,372	29,870
Endesa SA	3,196	67,536

		178,194

SWEDEN — 2.7%
Electrolux AB	2,980	75,820
Industrivarden AB C Shares	921	16,762
Intrum Justitia AB	1,768	34,185
Scania AB B Shares	3,269	68,374

		195,141

SWITZERLAND — 8.0%
Helvetia Holding AG	36	14,505
Implenia AG	168	9,176
Nestle SA	2,003	144,850
Novartis AG	649	46,113
Roche Holding AG	753	175,301
Swiss Life Holding AG	31	4,595
Swiss Reinsurance Co.	1,097	89,211

Zurich Financial Services AG	338	94,069

		577,820

UNITED KINGDOM — 20.6%
Afren plc(1)	32,422	69,856
Antofagasta plc	1,214	18,151
AstraZeneca plc	2,082	104,379
BAE Systems plc	15,185	90,976
Berendsen plc	390	4,652
BHP Billiton plc	1,792	52,143
Bodycote plc	3,600	29,319
BP plc	2,208	15,429
British American Tobacco plc	2,490	133,442
Britvic plc	3,891	26,274
Catlin Group Ltd.	9,033	71,508
Centrica plc	9,081	50,736
Evraz plc	18,435	62,184
HSBC Holdings plc	17,666	188,569
Lloyds Banking Group plc(1)	17,414	12,883
Marks & Spencer Group plc	9,270	54,933
Micro Focus International plc	4,186	43,601
Mondi plc	6,011	81,653
Next plc	727	48,229
Rio Tinto plc	587	27,516
Royal Dutch Shell plc B Shares	3,289	109,195
Standard Chartered plc	3,351	86,737
Standard Life plc	10,023	55,633
TUI Travel plc	5,781	28,600
Vodafone Group plc	6,421	18,205
WH Smith plc	1,313	14,893

		1,499,696

TOTAL COMMON STOCKS (Cost $6,197,639)		7,107,963

EXCHANGE-TRADED FUNDS — 1.6%

iShares MSCI EAFE Index Fund (Cost $113,306)	1,950	115,011

TEMPORARY CASH INVESTMENTS — 0.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $4,717), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $4,624)		4,624
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $14,160), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $13,872)		13,872
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $4,718), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $4,624)		4,624
SSgA U.S. Government Money Market Fund	29,828	29,828

TOTAL TEMPORARY CASH INVESTMENTS (Cost $52,948)		52,948

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $6,363,893)	7,275,922

OTHER ASSETS AND LIABILITIES — (0.1)%	(10,881)

TOTAL NET ASSETS — 100.0%	$7,265,041

Market Sector Diversification
(as a % of net assets)
Financials	24.0%
Consumer Discretionary	12.2%
Consumer Staples	11.5%
Industrials	11.4%
Health Care	10.9%
Materials	7.6%
Energy	7.2%
Telecommunication Services	5.5%
Information Technology	3.8%
Utilities	3.7%
Diversified	1.6%
Cash and Equivalents*	0.6%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	—	7,107,963	—
Exchange-Traded Funds	115,011	—	—
Temporary Cash Investments	29,828	23,120	—
Total Value of Investment Securities	144,839	7,131,083	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,394,963
Gross tax appreciation of investments	$1,056,799
Gross tax depreciation of investments	(175,840)
Net tax appreciation (depreciation) of investments	$880,959

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Core Equity Plus Fund

March 31, 2013

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 127.9%

AEROSPACE AND DEFENSE — 5.4%
Alliant Techsystems, Inc.	14,813	1,072,906
Boeing Co. (The)(1)	35,229	3,024,410
Esterline Technologies Corp.(2)	13,765	1,042,010
General Dynamics Corp.(1)	28,640	2,019,406
Honeywell International, Inc.	7,762	584,867
Huntington Ingalls Industries, Inc.(1)	32,622	1,739,731
L-3 Communications Holdings, Inc.	2,683	217,108
Northrop Grumman Corp.(1)	31,701	2,223,825
Textron, Inc.(1)	65,292	1,946,355

		13,870,618

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.(2)	6,396	494,667
Goodyear Tire & Rubber Co. (The)(2)	36,387	458,840

		953,507

BEVERAGES — 0.4%
Coca-Cola Co. (The)(1)	17,429	704,829
PepsiCo, Inc.(1)	3,547	280,603

		985,432

BIOTECHNOLOGY — 2.0%
Amgen, Inc.(1)	21,244	2,177,722
Biogen Idec, Inc.(1)(2)	435	83,916
Celgene Corp.(1)(2)	4,305	498,993
Cubist Pharmaceuticals, Inc.(2)	16,254	761,012
Gilead Sciences, Inc.(1)(2)	10,886	532,652
Pharmacyclics, Inc.(2)	3,944	317,137
United Therapeutics Corp.(1)(2)	11,741	714,675

		5,086,107

CAPITAL MARKETS — 3.3%
Federated Investors, Inc. Class B(1)	90,709	2,147,082
Goldman Sachs Group, Inc. (The)	20,328	2,991,265
Investment Technology Group, Inc.(1)(2)	83,508	921,928
Janus Capital Group, Inc.(1)	81,011	761,503
SEI Investments Co.(1)	49,364	1,424,152
T. Rowe Price Group, Inc.	3,373	252,537

		8,498,467

CHEMICALS — 4.9%
Axiall Corp.(1)	1,879	116,799
CF Industries Holdings, Inc.(1)	9,011	1,715,424
Huntsman Corp.	17,765	330,251
LyondellBasell Industries NV, Class A	36,605	2,316,730
Monsanto Co.(1)	27,773	2,933,662
NewMarket Corp.	6,075	1,581,687
PPG Industries, Inc.	16,129	2,160,318
Sherwin-Williams Co. (The)	5,957	1,006,078

Valspar Corp.(1)	5,979	372,193

		12,533,142

COMMERCIAL BANKS — 0.7%
BB&T Corp.	9,035	283,609
Wells Fargo & Co.(1)	38,619	1,428,517

		1,712,126

COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Deluxe Corp.	15,429	638,761
Mine Safety Appliances Co.(1)	33,483	1,661,426

		2,300,187

COMMUNICATIONS EQUIPMENT — 3.9%
Arris Group, Inc.(1)(2)	74,110	1,272,469
Brocade Communications Systems, Inc.(1)(2)	266,582	1,538,178
Cisco Systems, Inc.(1)	190,603	3,985,509
InterDigital, Inc.	2,868	137,176
QUALCOMM, Inc.(1)	12,932	865,797
Research In Motion Ltd.(1)(2)	141,460	2,044,097

		9,843,226

COMPUTERS AND PERIPHERALS — 4.4%
Apple, Inc.(1)	17,402	7,702,647
EMC Corp.(1)(2)	122,991	2,938,255
Hewlett-Packard Co.	13,223	315,237
Seagate Technology plc(1)	4,418	161,522

		11,117,661

CONSTRUCTION AND ENGINEERING — 0.1%
AECOM Technology Corp.(2)	5,131	168,297

CONSUMER FINANCE — 0.8%
American Express Co.(1)	8,873	598,572
Cash America International, Inc.(1)	28,495	1,495,133

		2,093,705

CONTAINERS AND PACKAGING — 1.9%
Greif, Inc., Class A(1)	34,152	1,831,230
Owens-Illinois, Inc.(1)(2)	79,042	2,106,469
Packaging Corp. of America	21,009	942,674

		4,880,373

DIVERSIFIED CONSUMER SERVICES — 0.8%
Bridgepoint Education, Inc.(1)(2)	15,135	154,831
Coinstar, Inc.(1)(2)	31,689	1,851,272

		2,006,103

DIVERSIFIED FINANCIAL SERVICES — 3.0%
Bank of America Corp.(1)	41,386	504,081
Citigroup, Inc.(1)	9,311	411,919
Interactive Brokers Group, Inc., Class A(1)	18,067	269,379
JPMorgan Chase & Co.(1)	76,189	3,615,930
Moody's Corp.	15,989	852,533
MSCI, Inc., Class A(2)	54,875	1,861,909

		7,515,751

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
AT&T, Inc.(1)	148,671	5,454,739
CenturyLink, Inc.	29,925	1,051,265
Verizon Communications, Inc.(1)	62,778	3,085,539
Vonage Holdings Corp.(1)(2)	116,132	335,621

		9,927,164

ELECTRIC UTILITIES — 2.1%
Edison International	44,337	2,231,038
NV Energy, Inc.	50,041	1,002,321
Portland General Electric Co.(1)	69,617	2,111,484

		5,344,843

ELECTRICAL EQUIPMENT — 3.3%
Brady Corp., Class A(1)	50,861	1,705,369
Emerson Electric Co.	44,560	2,489,567
EnerSys(1)(2)	48,506	2,210,904
Rockwell Automation, Inc.	21,889	1,890,115

		8,295,955

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.3%
Celestica, Inc.(1)(2)	23,149	187,276
Itron, Inc.(1)(2)	37,876	1,757,446
Molex, Inc.(1)	49,756	1,456,856

		3,401,578

ENERGY EQUIPMENT AND SERVICES — 0.8%
Ensco plc Class A	3,453	207,180
Helix Energy Solutions Group, Inc.(1)(2)	39,443	902,456
RPC, Inc.(1)	58,620	889,265

		1,998,901

FOOD AND STAPLES RETAILING — 2.9%
CVS Caremark Corp.(1)	58,607	3,222,799
Wal-Mart Stores, Inc.(1)	56,583	4,234,106

		7,456,905

FOOD PRODUCTS — 1.7%
Darling International, Inc.(1)(2)	66,324	1,191,179
Dean Foods Co.(1)(2)	50,610	917,559
General Mills, Inc.	10,675	526,384
Ingredion, Inc.	16,632	1,202,826
Pilgrim's Pride Corp.(2)	44,371	407,770

		4,245,718

HEALTH CARE EQUIPMENT AND SUPPLIES — 5.7%
Abbott Laboratories(1)	80,655	2,848,734
Becton Dickinson and Co.	4,208	402,327
Boston Scientific Corp.(1)(2)	331,835	2,591,631
Covidien plc(1)	20,770	1,409,037
Medtronic, Inc.(1)	60,403	2,836,525
St. Jude Medical, Inc.(1)	52,941	2,140,934
Stryker Corp.(1)	35,316	2,304,016

		14,533,204

HEALTH CARE PROVIDERS AND SERVICES — 1.3%
Quest Diagnostics, Inc.	6,267	353,772
Select Medical Holdings Corp.(1)	142,272	1,280,448
UnitedHealth Group, Inc.(1)	30,162	1,725,568

		3,359,788

HOTELS, RESTAURANTS AND LEISURE — 1.4%
Bally Technologies, Inc.(1)(2)	32,772	1,703,161
Cracker Barrel Old Country Store, Inc.	18,678	1,510,116
International Game Technology	25,110	414,315

		3,627,592

HOUSEHOLD DURABLES — 1.4%
Garmin Ltd.(1)	44,253	1,462,119
Newell Rubbermaid, Inc.(1)	83,162	2,170,528

		3,632,647

HOUSEHOLD PRODUCTS — 1.5%
Energizer Holdings, Inc.(1)	22,011	2,195,157
Procter & Gamble Co. (The)(1)	21,806	1,680,370

		3,875,527

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.3%
AES Corp. (The)(1)	69,938	879,121

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.(1)	8,858	941,694
Danaher Corp.(1)	40,570	2,521,425
General Electric Co.(1)	83,964	1,941,248

		5,404,367

INSURANCE — 7.4%
Aflac, Inc.(1)	45,404	2,361,916
Allied World Assurance Co. Holdings AG(1)	6,930	642,550
Allstate Corp. (The)(1)	39,477	1,937,136
American International Group, Inc.(1)(2)	62,558	2,428,502
Amtrust Financial Services, Inc.	26,763	927,338
Axis Capital Holdings Ltd.(1)	49,612	2,064,851
Berkshire Hathaway, Inc., Class B(1)(2)	8,107	844,749
First American Financial Corp.	49,296	1,260,499
HCC Insurance Holdings, Inc.	31,431	1,321,045
Marsh & McLennan Cos., Inc.(1)	18,936	719,000
MetLife, Inc.(1)	33,648	1,279,297
Prudential Financial, Inc.(1)	8,288	488,909
Reinsurance Group of America, Inc.	6,594	393,464
Travelers Cos., Inc. (The)	14,085	1,185,816
XL Group plc	28,742	870,883

		18,725,955

INTERNET AND CATALOG RETAIL — 0.7%
Expedia, Inc.(1)	28,249	1,695,223

INTERNET SOFTWARE AND SERVICES — 1.3%
Dice Holdings, Inc.(1)(2)	119,584	1,211,386
Google, Inc., Class A(1)(2)	2,343	1,860,412

United Online, Inc.(1)	35,060	211,412

		3,283,210

IT SERVICES — 2.8%
Accenture plc, Class A(1)	3,423	260,045
Computer Sciences Corp.(1)	45,175	2,223,965
International Business Machines Corp.(1)	16,002	3,413,227
SAIC, Inc.(1)	55,727	755,101
Unisys Corp.(1)(2)	19,815	450,791

		7,103,129

LEISURE EQUIPMENT AND PRODUCTS — 1.8%
Hasbro, Inc.	30,662	1,347,288
Mattel, Inc.	49,100	2,150,089
Polaris Industries, Inc.	11,057	1,022,662

		4,520,039

LIFE SCIENCES TOOLS AND SERVICES — 1.8%
Agilent Technologies, Inc.(1)	41,795	1,754,136
Life Technologies Corp.(2)	12,548	810,977
Thermo Fisher Scientific, Inc.	27,798	2,126,269

		4,691,382

MACHINERY — 3.8%
Actuant Corp., Class A(1)	55,370	1,695,429
Crane Co.(1)	36,611	2,045,091
Ingersoll-Rand plc(1)	36,502	2,007,975
Parker-Hannifin Corp.(1)	22,685	2,077,492
WABCO Holdings, Inc.(1)(2)	25,616	1,808,234

		9,634,221

MEDIA — 2.9%
Comcast Corp., Class A(1)	91,955	3,863,029
DIRECTV(2)	2,272	128,618
Scholastic Corp.(1)	38,687	1,031,009
Thomson Reuters Corp.	8,700	282,576
Time Warner Cable, Inc.(1)	22,711	2,181,619

		7,486,851

METALS AND MINING — 1.0%
Coeur d'Alene Mines Corp.(1)(2)	66,095	1,246,552
Worthington Industries, Inc.	40,324	1,249,237

		2,495,789

MULTI-UTILITIES — 0.4%
Consolidated Edison, Inc.(1)	4,101	250,284
Public Service Enterprise Group, Inc.(1)	24,239	832,367

		1,082,651

MULTILINE RETAIL — 0.6%
Dillard's, Inc., Class A(1)	17,147	1,346,897
Macy's, Inc.(1)	4,029	168,573

		1,515,470

OIL, GAS AND CONSUMABLE FUELS — 10.7%
Calumet Specialty Products Partners LP	29,080	1,083,230

Chevron Corp.(1)	23,560	2,799,399
ConocoPhillips(1)	53,222	3,198,642
Delek US Holdings, Inc.	4,210	166,127
Exxon Mobil Corp.(1)	103,271	9,305,750
Marathon Petroleum Corp.(1)	27,803	2,491,149
Suncor Energy, Inc.(1)	51,547	1,546,925
Tesoro Corp.(1)	34,031	1,992,515
Valero Energy Corp.(1)	53,906	2,452,184
Western Refining, Inc.(1)	64,616	2,288,053

		27,323,974

PERSONAL PRODUCTS — 0.7%
Nu Skin Enterprises, Inc., Class A(1)	42,869	1,894,810

PHARMACEUTICALS — 9.2%
AbbVie, Inc.	27,801	1,133,725
Bristol-Myers Squibb Co.(1)	76,033	3,131,799
Eli Lilly & Co.(1)	52,017	2,954,045
Johnson & Johnson(1)	74,865	6,103,743
Merck & Co., Inc.(1)	91,773	4,059,120
Pfizer, Inc.(1)	202,681	5,849,374
Warner Chilcott plc Class A	7,834	106,151

		23,337,957

PROFESSIONAL SERVICES — 0.5%
Dun & Bradstreet Corp.	14,583	1,219,868

ROAD AND RAIL — 0.5%
AMERCO, Inc.	2,735	474,632
Union Pacific Corp.(1)	5,799	825,836

		1,300,468

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
Applied Materials, Inc.(1)	134,443	1,812,292
Broadcom Corp., Class A	55,076	1,909,485
First Solar, Inc.(2)	17,400	469,104
Intel Corp.(1)	935	20,430
KLA-Tencor Corp.(1)	27,377	1,443,863
LSI Corp.(1)(2)	153,763	1,042,513
NVIDIA Corp.(1)	68,577	879,157

		7,576,844

SOFTWARE — 6.8%
Activision Blizzard, Inc.(1)	112,408	1,637,785
Adobe Systems, Inc.(2)	16,739	728,314
CA, Inc.	7,416	186,661
Cadence Design Systems, Inc.(1)(2)	110,167	1,534,626
Mentor Graphics Corp.(1)	85,735	1,547,517
Microsoft Corp.(1)	201,655	5,769,349
Oracle Corp.(1)	113,995	3,686,598
Symantec Corp.(1)(2)	95,599	2,359,383

		17,450,233

SPECIALTY RETAIL — 7.0%
American Eagle Outfitters, Inc.	22,405	418,974
ANN, Inc.(2)	8,359	242,578

Best Buy Co., Inc.(1)	47,714	1,056,865
Buckle, Inc. (The)(1)	36,585	1,706,690
Foot Locker, Inc.(1)	42,727	1,462,973
GameStop Corp., Class A(1)	49,893	1,395,507
Gap, Inc. (The)(1)	59,314	2,099,716
Home Depot, Inc. (The)(1)	50,980	3,557,384
O'Reilly Automotive, Inc.(2)	13,646	1,399,397
PetSmart, Inc.(1)	31,992	1,986,703
TJX Cos., Inc. (The)(1)	52,876	2,471,953

		17,798,740

TEXTILES, APPAREL AND LUXURY GOODS — 1.3%
Crocs, Inc.(1)(2)	49,617	735,324
Hanesbrands, Inc.(2)	41,569	1,893,883
Iconix Brand Group, Inc.(1)(2)	24,218	626,520

		3,255,727

THRIFTS AND MORTGAGE FINANCE — 0.6%
Ocwen Financial Corp.(1)(2)	43,352	1,643,908

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
MetroPCS Communications, Inc.(1)(2)	106,686	1,162,877

TOTAL COMMON STOCKS (Cost $278,892,530)		325,747,338

TEMPORARY CASH INVESTMENTS — 1.1%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $247,699), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $242,796)		242,793
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $743,498), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $728,390)		728,379
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $247,741), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $242,796)		242,793
SSgA U.S. Government Money Market Fund	1,566,194	1,566,194

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,780,159)		2,780,159

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.0% (Cost $281,672,689)		328,527,497

COMMON STOCKS SOLD SHORT — (29.2)%

AEROSPACE AND DEFENSE — (0.7)%
Hexcel Corp.	(61,211)	(1,775,731)

AIR FREIGHT AND LOGISTICS — (0.1)%
Atlas Air Worldwide Holdings, Inc.	(8,431)	(343,648)

BIOTECHNOLOGY — (0.5)%
Ariad Pharmaceuticals, Inc.	(14,687)	(265,688)
Medivation, Inc.	(10,212)	(477,615)
Theravance, Inc.	(24,907)	(588,303)

		(1,331,606)

CAPITAL MARKETS — (0.2)%
Stifel Financial Corp.	(13,209)	(457,956)

CHEMICALS — (0.2)%
Praxair, Inc.	(3,905)	(435,564)
Tronox Ltd. Class A	(8,221)	(162,858)

		(598,422)

COMMERCIAL BANKS — (0.3)%
Trustmark Corp.	(31,276)	(782,213)

COMMERCIAL SERVICES AND SUPPLIES — (0.2)%
Clean Harbors, Inc.	(9,237)	(536,577)

COMMUNICATIONS EQUIPMENT — (0.8)%
Viasat, Inc.	(43,805)	(2,121,914)

COMPUTERS AND PERIPHERALS — (0.2)%
NCR Corp.	(15,423)	(425,058)

CONTAINERS AND PACKAGING — (0.3)%
MeadWestvaco Corp.	(20,239)	(734,676)

DIVERSIFIED CONSUMER SERVICES — (0.8)%
Sotheby's	(51,447)	(1,924,632)

ELECTRICAL EQUIPMENT — (0.4)%
GrafTech International Ltd.	(119,605)	(918,566)

ENERGY EQUIPMENT AND SERVICES — (0.4)%
Lufkin Industries, Inc.	(2,353)	(156,216)
SEACOR Holdings, Inc.	(12,686)	(934,704)

		(1,090,920)

FOOD PRODUCTS — (0.1)%
Snyders-Lance, Inc.	(13,636)	(344,445)

GAS UTILITIES — (0.8)%
New Jersey Resources Corp.	(32,202)	(1,444,260)
ONEOK, Inc.	(11,441)	(545,392)
South Jersey Industries, Inc.	(2,503)	(139,142)

		(2,128,794)

HEALTH CARE EQUIPMENT AND SUPPLIES — (1.6)%
DexCom, Inc.	(102,867)	(1,719,936)
Haemonetics Corp.	(40,155)	(1,672,858)
Hologic, Inc.	(32,095)	(725,347)

		(4,118,141)

HEALTH CARE PROVIDERS AND SERVICES — (1.2)%
DaVita HealthCare Partners, Inc.	(4,279)	(507,446)
Health Net, Inc.	(63,685)	(1,822,665)
WellCare Health Plans, Inc.	(13,924)	(807,035)

		(3,137,146)

HEALTH CARE TECHNOLOGY — (0.2)%
HMS Holdings Corp.	(21,592)	(586,223)

HOTELS, RESTAURANTS AND LEISURE — (0.8)%
MGM Resorts International	(106,670)	(1,402,710)
Penn National Gaming, Inc.	(11,390)	(619,958)

		(2,022,668)

HOUSEHOLD DURABLES — (0.5)%
Ryland Group, Inc.	(28,252)	(1,175,848)

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.7)%
NRG Energy, Inc.	(70,241)	(1,860,684)

INSURANCE — (0.6)%
Assured Guaranty Ltd.	(41,648)	(858,365)
RLI Corp.	(10,249)	(736,391)

		(1,594,756)

IT SERVICES — (0.6)%
Convergys Corp.	(87,199)	(1,484,999)

LIFE SCIENCES TOOLS AND SERVICES — (0.6)%
Covance, Inc.	(20,785)	(1,544,741)

MACHINERY — (1.8)%
Colfax Corp.	(28,264)	(1,315,406)
Pentair Ltd.	(25,716)	(1,356,519)
SPX Corp.	(23,184)	(1,830,609)

		(4,502,534)

MEDIA — (0.7)%
DreamWorks Animation SKG, Inc., Class A	(97,681)	(1,852,032)

METALS AND MINING — (2.3)%
AK Steel Holding Corp.	(49,767)	(164,729)
Allied Nevada Gold Corp.	(39,399)	(648,508)
AuRico Gold, Inc.	(91,197)	(573,629)
Cliffs Natural Resources, Inc.	(25,044)	(476,086)
Compass Minerals International, Inc.	(22,872)	(1,804,601)
Hecla Mining Co.	(75,234)	(297,174)
Rubicon Minerals Corp.	(99,504)	(239,805)
Silver Standard Resources, Inc.	(59,171)	(624,254)
Tahoe Resources, Inc.	(17,354)	(305,257)
Thompson Creek Metals Co., Inc.	(190,097)	(570,291)

		(5,704,334)

MULTILINE RETAIL — (0.1)%
J.C. Penney Co., Inc.	(8,089)	(122,225)

OIL, GAS AND CONSUMABLE FUELS — (2.5)%
Approach Resources, Inc.	(9,045)	(222,598)
Bill Barrett Corp.	(26,830)	(543,844)
Consol Energy, Inc.	(30,813)	(1,036,857)
Kodiak Oil & Gas Corp.	(139,257)	(1,265,846)
NuStar Energy LP	(31,852)	(1,698,986)
Range Resources Corp.	(3,352)	(271,646)
SM Energy Co.	(16,561)	(980,742)
World Fuel Services Corp.	(8,655)	(343,777)

		(6,364,296)

PHARMACEUTICALS — (0.5)%
Akorn, Inc.	(48,755)	(674,282)
VIVUS, Inc.	(63,320)	(696,520)

		(1,370,802)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.3)%
SL Green Realty Corp.	(9,185)	(790,920)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.9)%
Brookfield Office Properties, Inc.	(93,765)	(1,609,945)
CBRE Group, Inc.	(17,286)	(436,472)
Forest City Enterprises, Inc. Class A	(8,407)	(149,392)

		(2,195,809)

ROAD AND RAIL — (0.8)%
Genesee & Wyoming, Inc. Class A	(21,095)	(1,964,156)
Old Dominion Freight Line, Inc.	(3,702)	(141,416)

		(2,105,572)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (0.7)%
MEMC Electronic Materials, Inc.	(377,309)	(1,660,160)

SOFTWARE — (1.0)%
Informatica Corp.	(47,019)	(1,620,745)
Solera Holdings, Inc.	(16,225)	(946,404)

		(2,567,149)

SPECIALTY RETAIL — (2.8)%
Cabela's, Inc.	(31,452)	(1,911,653)
CarMax, Inc.	(41,573)	(1,733,594)
L Brands, Inc.	(8,816)	(393,722)
Pier 1 Imports, Inc.	(52,724)	(1,212,652)
Tiffany & Co.	(25,307)	(1,759,849)

		(7,011,470)

TRADING COMPANIES AND DISTRIBUTORS — (2.0)%
Air Lease Corp.	(78,427)	(2,299,480)
GATX Corp.	(6,254)	(325,020)
Textainer Group Holdings Ltd.	(51,575)	(2,039,791)
United Rentals, Inc.	(3,495)	(192,120)
Watsco, Inc.	(2,661)	(224,003)

		(5,080,414)

TOTAL COMMON STOCKS SOLD SHORT — (29.2)% (Proceeds $69,354,852)		(74,368,081)

OTHER ASSETS AND LIABILITIES — 0.2%		575,470

TOTAL NET ASSETS — 100.0%		$254,734,886

Notes to Schedule of Investments
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $209,663,707.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	325,747,338	—	—
Temporary Cash Investments	1,566,194	1,213,965	—
Total Value of Investment Securities	327,313,532	1,213,965	—

Securities Sold Short
Total Value of Securities Sold Short	(74,368,081)	—	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$281,847,494
Gross tax appreciation of investments	$49,228,789
Gross tax depreciation of investments	(2,548,786)
Net tax appreciation (depreciation) of investments	$46,680,003
Net tax appreciation (depreciation) on securities sold short	$(5,168,458)
Net tax appreciation (depreciation)	$41,511,545

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Equity Growth Fund

March 31, 2013

NT Equity Growth - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%

AEROSPACE AND DEFENSE — 4.8%
Boeing Co. (The)	104,181	8,943,939
General Dynamics Corp.	96,475	6,802,452
Honeywell International, Inc.	10,511	792,004
Northrop Grumman Corp.	98,044	6,877,787
Raytheon Co.	113,813	6,691,066
Textron, Inc.	192,172	5,728,647

		35,835,895

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.(1)	43,280	3,347,275

BEVERAGES — 0.5%
Coca-Cola Co. (The)	63,046	2,549,580
PepsiCo, Inc.	15,568	1,231,585

		3,781,165

BIOTECHNOLOGY — 1.5%
Amgen, Inc.	101,352	10,389,594
United Therapeutics Corp.(1)	17,627	1,072,955

		11,462,549

CAPITAL MARKETS — 1.7%
Federated Investors, Inc. Class B	48,210	1,141,131
Goldman Sachs Group, Inc. (The)	57,562	8,470,248
Janus Capital Group, Inc.	132,783	1,248,160
SEI Investments Co.	13,650	393,803
Waddell & Reed Financial, Inc.	34,625	1,515,882

		12,769,224

CHEMICALS — 5.0%
CF Industries Holdings, Inc.	27,310	5,199,005
E.I. du Pont de Nemours & Co.	113,650	5,587,034
Huntsman Corp.	81,314	1,511,627
LyondellBasell Industries NV, Class A	115,519	7,311,197
Monsanto Co.	85,075	8,986,472
NewMarket Corp.	7,447	1,938,901
PPG Industries, Inc.	47,008	6,296,252

		36,830,488

COMMERCIAL BANKS — 1.4%
Wells Fargo & Co.	282,657	10,455,482

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Deluxe Corp.	12,012	497,297

COMMUNICATIONS EQUIPMENT — 1.8%
Brocade Communications Systems, Inc.(1)	123,113	710,362
Cisco Systems, Inc.	565,756	11,829,958
QUALCOMM, Inc.	15,231	1,019,715

		13,560,035

COMPUTERS AND PERIPHERALS — 6.5%
Apple, Inc.	60,229	26,659,162
EMC Corp.(1)	338,559	8,088,175
Hewlett-Packard Co.	150,210	3,581,007
Seagate Technology plc	154,838	5,660,877
Western Digital Corp.	84,937	4,270,632

		48,259,853

CONSUMER FINANCE — 1.2%
American Express Co.	40,891	2,758,507
Cash America International, Inc.	107,758	5,654,062
Portfolio Recovery Associates, Inc.(1)	1,945	246,860

		8,659,429

CONTAINERS AND PACKAGING — 0.7%
Owens-Illinois, Inc.(1)	129,511	3,451,468
Packaging Corp. of America	36,188	1,623,756

		5,075,224

DIVERSIFIED CONSUMER SERVICES — 0.3%
Coinstar, Inc.(1)	33,046	1,930,547

DIVERSIFIED FINANCIAL SERVICES — 1.9%
Bank of America Corp.	51,162	623,153
JPMorgan Chase & Co.	194,740	9,242,360
Moody's Corp.	57,343	3,057,529
MSCI, Inc., Class A(1)	23,840	808,891

		13,731,933

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	445,465	16,344,111
CenturyLink, Inc.	86,438	3,036,567
Verizon Communications, Inc.	210,727	10,357,232

		29,737,910

ELECTRIC UTILITIES — 1.3%
Edison International	114,976	5,785,592
Portland General Electric Co.	131,554	3,990,033

		9,775,625

ELECTRICAL EQUIPMENT — 0.9%
Emerson Electric Co.	120,069	6,708,255
Rockwell Automation, Inc.	1,539	132,893

		6,841,148

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
TE Connectivity Ltd.	30,524	1,279,871

FOOD AND STAPLES RETAILING — 2.9%
CVS Caremark Corp.	170,356	9,367,877
Wal-Mart Stores, Inc.	164,723	12,326,222

		21,694,099

FOOD PRODUCTS — 1.6%
Dean Foods Co.(1)	93,552	1,696,098
General Mills, Inc.	156,797	7,731,660

Ingredion, Inc.	33,869	2,449,406

		11,877,164

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.8%
Abbott Laboratories	244,160	8,623,731
Becton Dickinson and Co.	62,875	6,011,479
Medtronic, Inc.	173,944	8,168,410
St. Jude Medical, Inc.	151,480	6,125,851
Stryker Corp.	46,073	3,005,803
Zimmer Holdings, Inc.	44,923	3,379,108

		35,314,382

HOTELS, RESTAURANTS AND LEISURE — 0.8%
Bally Technologies, Inc.(1)	16,035	833,339
Cracker Barrel Old Country Store, Inc.	27,236	2,202,031
International Game Technology	158,226	2,610,729

		5,646,099

HOUSEHOLD DURABLES — 1.6%
Garmin Ltd.	127,700	4,219,208
Harman International Industries, Inc.	25,147	1,122,311
Newell Rubbermaid, Inc.	236,435	6,170,953

		11,512,472

HOUSEHOLD PRODUCTS — 1.7%
Energizer Holdings, Inc.	64,556	6,438,170
Procter & Gamble Co. (The)	76,225	5,873,898

		12,312,068

INDUSTRIAL CONGLOMERATES — 1.9%
Danaher Corp.	124,065	7,710,640
General Electric Co.	274,044	6,335,897

		14,046,537

INSURANCE — 6.7%
Aflac, Inc.	127,883	6,652,474
Allied World Assurance Co. Holdings AG	42,197	3,912,506
Allstate Corp. (The)	144,100	7,070,987
American International Group, Inc.(1)	131,970	5,123,075
Amtrust Financial Services, Inc.	10,333	358,038
Axis Capital Holdings Ltd.	139,883	5,821,930
Berkshire Hathaway, Inc., Class B(1)	29,575	3,081,715
HCC Insurance Holdings, Inc.	27,249	1,145,276
MetLife, Inc.	190,084	7,226,994
Reinsurance Group of America, Inc.	37,177	2,218,352
Travelers Cos., Inc. (The)	86,822	7,309,544

		49,920,891

INTERNET AND CATALOG RETAIL — 0.7%
Expedia, Inc.	85,546	5,133,615

INTERNET SOFTWARE AND SERVICES — 0.9%
Google, Inc., Class A(1)	8,290	6,582,509

IT SERVICES — 2.5%
Accenture plc, Class A	42,963	3,263,899

International Business Machines Corp.	69,932	14,916,496

		18,180,395

LEISURE EQUIPMENT AND PRODUCTS — 1.1%
Hasbro, Inc.	48,179	2,116,985
Mattel, Inc.	139,911	6,126,703

		8,243,688

LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Life Technologies Corp.(1)	39,332	2,542,027

MACHINERY — 1.3%
Crane Co.	22,151	1,237,355
Ingersoll-Rand plc	26,738	1,470,857
Parker-Hannifin Corp.	61,971	5,675,304
WABCO Holdings, Inc.(1)	13,347	942,165

		9,325,681

MEDIA — 2.7%
Comcast Corp., Class A	274,222	11,520,066
DIRECTV(1)	13,969	790,785
Thomson Reuters Corp.	47,810	1,552,869
Time Warner Cable, Inc.	65,247	6,267,627

		20,131,347

METALS AND MINING — 0.2%
Coeur d'Alene Mines Corp.(1)	37,959	715,907
Worthington Industries, Inc.	31,542	977,171

		1,693,078

MULTILINE RETAIL — 0.3%
Dillard's, Inc., Class A	25,843	2,029,968

OIL, GAS AND CONSUMABLE FUELS — 8.5%
Chevron Corp.	56,672	6,733,767
Exxon Mobil Corp.	306,347	27,604,928
Marathon Petroleum Corp.	90,125	8,075,200
Suncor Energy, Inc.	151,760	4,554,318
Tesoro Corp.	60,279	3,529,335
Valero Energy Corp.	157,114	7,147,116
Western Refining, Inc.	153,997	5,453,034

		63,097,698

PERSONAL PRODUCTS — 0.5%
Nu Skin Enterprises, Inc., Class A	87,497	3,867,367

PHARMACEUTICALS — 8.7%
AbbVie, Inc.	85,905	3,503,206
Bristol-Myers Squibb Co.	138,367	5,699,337
Eli Lilly & Co.	162,957	9,254,328
Johnson & Johnson	221,656	18,071,613
Merck & Co., Inc.	254,469	11,255,164
Pfizer, Inc.	583,601	16,842,725

		64,626,373

PROFESSIONAL SERVICES — 0.8%
Dun & Bradstreet Corp.	71,462	5,977,796

ROAD AND RAIL — 0.4%
Union Pacific Corp.	20,070	2,858,169

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
Applied Materials, Inc.	415,870	5,605,928
Broadcom Corp., Class A	181,888	6,306,057
Intel Corp.	6,464	141,238
KLA-Tencor Corp.	103,738	5,471,142
Texas Instruments, Inc.	141,945	5,036,209

		22,560,574

SOFTWARE — 5.5%
Activision Blizzard, Inc.	79,355	1,156,202
Adobe Systems, Inc.(1)	79,641	3,465,180
CA, Inc.	160,988	4,052,068
Microsoft Corp.	595,621	17,040,717
Oracle Corp.	361,222	11,681,919
Symantec Corp.(1)	149,804	3,697,163

		41,093,249

SPECIALTY RETAIL — 4.8%
American Eagle Outfitters, Inc.	169,913	3,177,373
Buckle, Inc. (The)	34,187	1,594,823
Foot Locker, Inc.	57,318	1,962,568
GameStop Corp., Class A	25,542	714,410
Gap, Inc. (The)	159,745	5,654,973
Home Depot, Inc. (The)	152,044	10,609,630
PetSmart, Inc.	68,017	4,223,856
TJX Cos., Inc. (The)	156,373	7,310,438

		35,248,071

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Hanesbrands, Inc.(1)	26,169	1,192,260

THRIFTS AND MORTGAGE FINANCE — 0.7%
Ocwen Financial Corp.(1)	138,387	5,247,635

TOTAL COMMON STOCKS (Cost $608,958,869)		735,786,162

TEMPORARY CASH INVESTMENTS — 0.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $472,738), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $463,381)		463,375
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $1,418,980), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $1,390,146)		1,390,126
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $472,819), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $463,380)		463,375
SSgA U.S. Government Money Market Fund	2,989,111	2,989,111

TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,305,987)		5,305,987

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $614,264,856)	741,092,149

OTHER ASSETS AND LIABILITIES†	(313,002)

TOTAL NET ASSETS — 100.0%	$740,779,147

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	735,786,162	—	—
Temporary Cash Investments	2,989,111	2,316,876	—
Total Value of Investment Securities	738,775,273	2,316,876	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$617,655,020
Gross tax appreciation of investments	$126,335,754
Gross tax depreciation of investments	(2,898,625)
Net tax appreciation (depreciation) of investments	$123,437,129

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Small Company Fund

March 31, 2013

NT Small Company - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.6%

AEROSPACE AND DEFENSE — 1.1%
Alliant Techsystems, Inc.	4,748	343,898
Esterline Technologies Corp.(1)	22,067	1,670,472
Taser International, Inc.(1)	66,556	529,120

		2,543,490

AIR FREIGHT AND LOGISTICS — 0.4%
Forward Air Corp.	10,304	384,236
Park-Ohio Holdings Corp.(1)	19,099	632,750

		1,016,986

AIRLINES — 2.1%
Alaska Air Group, Inc.(1)	34,783	2,224,721
Republic Airways Holdings, Inc.(1)	118,917	1,372,302
Skywest, Inc.	92,007	1,476,712

		5,073,735

AUTO COMPONENTS — 0.5%
Cooper Tire & Rubber Co.	18,150	465,729
Gentherm, Inc.(1)	46,560	762,653

		1,228,382

BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	5,788	349,132

BIOTECHNOLOGY — 2.5%
Agenus, Inc.(1)	12,062	46,921
Alkermes plc(1)	53,894	1,277,827
Cubist Pharmaceuticals, Inc.(1)	36,688	1,717,732
PDL BioPharma, Inc.	113,290	828,150
Spectrum Pharmaceuticals, Inc.	98,683	736,175
United Therapeutics Corp.(1)	20,060	1,221,052

		5,827,857

BUILDING PRODUCTS — 0.4%
Gibraltar Industries, Inc.(1)	10,582	193,122
Patrick Industries, Inc.(1)	54,440	857,974

		1,051,096

CAPITAL MARKETS — 2.0%
Calamos Asset Management, Inc., Class A	75,697	890,954
Diamond Hill Investment Group, Inc.	5,488	427,021
Investment Technology Group, Inc.(1)	91,237	1,007,256
Manning & Napier, Inc.	62,164	1,028,193
Piper Jaffray Cos.(1)	10,520	360,836
Pzena Investment Management, Inc., Class A	30,551	198,582
WisdomTree Investments, Inc.(1)	77,123	802,079

		4,714,921

CHEMICALS — 1.2%
Axiall Corp.	33,013	2,052,088

Flotek Industries, Inc.(1)	50,543	826,378

		2,878,466

COMMERCIAL BANKS — 4.0%
Bancorp, Inc.(1)	11,495	159,206
Cathay General Bancorp.	13,968	281,036
City Holding Co.	2,839	112,964
CVB Financial Corp.	104,874	1,181,930
F.N.B. Corp.	10,099	122,198
First Interstate Bancsystem, Inc.	10,824	203,599
First Midwest Bancorp, Inc.	17,198	228,390
Hancock Holding Co.	13,403	414,421
Home Bancshares, Inc.	23,838	897,978
MB Financial, Inc.	43,243	1,045,183
Oriental Financial Group, Inc.	14,640	227,066
PacWest Bancorp	47,903	1,394,456
Peoples Bancorp, Inc.	7,464	167,119
PrivateBancorp, Inc.	74,125	1,401,704
Renasant Corp.	9,611	215,094
State Bank Financial Corp.	13,493	220,880
Western Alliance Bancorp(1)	60,052	831,120
Wilshire Bancorp, Inc.(1)	58,972	399,830

		9,504,174

COMMERCIAL SERVICES AND SUPPLIES — 4.2%
Cenveo, Inc.(1)	92,946	199,834
Consolidated Graphics, Inc.(1)	17,423	681,239
Deluxe Corp.	39,655	1,641,717
Intersections, Inc.	45,342	426,668
Kimball International, Inc. Class B	57,299	519,129
Quad/Graphics, Inc.	56,457	1,351,581
Steelcase, Inc., Class A	97,598	1,437,618
Tetra Tech, Inc.(1)	52,195	1,591,426
United Stationers, Inc.	41,702	1,611,782
US Ecology, Inc.	10,421	276,678
Viad Corp.	9,393	259,810

		9,997,482

COMMUNICATIONS EQUIPMENT — 3.3%
Arris Group, Inc.(1)	94,197	1,617,363
Brocade Communications Systems, Inc.(1)	97,086	560,186
CalAmp Corp.(1)	56,158	616,053
Ciena Corp.(1)	81,317	1,301,885
Comtech Telecommunications Corp.	14,076	341,765
Globecomm Systems, Inc.(1)	17,239	207,041
Harmonic, Inc.(1)	32,514	188,256
InterDigital, Inc.	33,270	1,591,304
Ixia(1)	60,969	1,319,369
Loral Space & Communications, Inc.	927	57,363

		7,800,585

COMPUTERS AND PERIPHERALS — 1.3%
Electronics for Imaging, Inc.(1)	40,120	1,017,443
QLogic Corp.(1)	39,265	455,474
Silicon Graphics International Corp.(1)	6,908	94,985

Synaptics, Inc.(1)	36,098	1,468,828

		3,036,730

CONSTRUCTION AND ENGINEERING — 0.6%
Argan, Inc.	60,926	908,407
Granite Construction, Inc.	19,721	627,916

		1,536,323

CONSTRUCTION MATERIALS — 0.7%
Headwaters, Inc.(1)	140,555	1,532,050
United States Lime & Minerals, Inc.(1)	1,107	58,881

		1,590,931

CONSUMER FINANCE — 1.9%
Cash America International, Inc.	28,704	1,506,099
Credit Acceptance Corp.(1)	1,814	221,562
DFC Global Corp.(1)	71,661	1,192,439
Portfolio Recovery Associates, Inc.(1)	690	87,574
World Acceptance Corp.(1)	17,486	1,501,523

		4,509,197

CONTAINERS AND PACKAGING — 0.8%
AEP Industries, Inc.(1)	7,184	515,883
Graphic Packaging Holding Co.(1)	181,103	1,356,461

		1,872,344

DIVERSIFIED CONSUMER SERVICES — 1.1%
Bridgepoint Education, Inc.(1)	4,548	46,526
Coinstar, Inc.(1)	29,872	1,745,122
Grand Canyon Education, Inc.(1)	33,794	858,030

		2,649,678

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Interactive Brokers Group, Inc., Class A	58,462	871,669
PHH Corp.(1)	64,421	1,414,685

		2,286,354

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Atlantic Tele-Network, Inc.	19,944	967,483
Cbeyond, Inc.(1)	1,042	7,742
IDT Corp., Class B	37,667	454,264
magicJack VocalTec Ltd.(1)	2,741	38,374
Premiere Global Services, Inc.(1)	87,529	961,944
Vonage Holdings Corp.(1)	237,681	686,898

		3,116,705

ELECTRIC UTILITIES — 0.8%
Portland General Electric Co.	59,093	1,792,291

ELECTRICAL EQUIPMENT — 0.7%
EnerSys(1)	34,723	1,582,674

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.9%
Agilysys, Inc.(1)	9,513	94,559
Audience, Inc.(1)	21,184	323,056
GSI Group, Inc.(1)	14,185	120,998

InvenSense, Inc.(1)	38,044	406,310
Itron, Inc.(1)	14,278	662,499
Littelfuse, Inc.	12,119	822,274
MTS Systems Corp.	14,564	846,897
PC Connection, Inc.	4,130	67,526
Plexus Corp.(1)	17,298	420,514
Sanmina Corp.(1)	127,679	1,450,433
SYNNEX Corp.(1)	28,249	1,045,213
Tech Data Corp.(1)	11,868	541,300

		6,801,579

ENERGY EQUIPMENT AND SERVICES — 0.7%
Dawson Geophysical Co.(1)	16,982	509,460
Natural Gas Services Group, Inc.(1)	9,784	188,440
Parker Drilling Co.(1)	146,684	627,808
TGC Industries, Inc.	23,788	235,501

		1,561,209

FOOD AND STAPLES RETAILING — 0.2%
Pantry, Inc. (The)(1)	17,582	219,247
Spartan Stores, Inc.	10,247	179,835

		399,082

FOOD PRODUCTS — 1.9%
Darling International, Inc.(1)	52,717	946,797
Dean Foods Co.(1)	33,952	615,550
Pilgrim's Pride Corp.(1)	148,872	1,368,134
Sanderson Farms, Inc.	27,491	1,501,558

		4,432,039

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.9%
Anika Therapeutics, Inc.(1)	4,171	60,563
CONMED Corp.	44,524	1,516,487
Cyberonics, Inc.(1)	30,518	1,428,548
Hill-Rom Holdings, Inc.	40,693	1,433,207
ICU Medical, Inc.(1)	5,790	341,321
NuVasive, Inc.(1)	30,561	651,255
Orthofix International NV(1)	32,426	1,163,121
RTI Biologics, Inc.(1)	90,945	358,323

		6,952,825

HEALTH CARE PROVIDERS AND SERVICES — 3.1%
Amsurg Corp.(1)	34,854	1,172,489
Bio-Reference Labs, Inc.(1)	48,413	1,257,770
Chemed Corp.	16,952	1,355,821
LHC Group, Inc.(1)	4,569	98,188
Molina Healthcare, Inc.(1)	24,158	745,757
PharMerica Corp.(1)	34,024	476,336
Providence Service Corp. (The)(1)	14,715	272,080
Select Medical Holdings Corp.	124,683	1,122,147
Skilled Healthcare Group, Inc. Class A(1)	30,268	198,861
Triple-S Management Corp. Class B(1)	31,717	552,510

		7,251,959

HEALTH CARE TECHNOLOGY — 0.2%
MedAssets, Inc.(1)	10,873	209,305
Omnicell, Inc.(1)	9,072	171,280

		380,585

HOTELS, RESTAURANTS AND LEISURE — 3.3%
Churchill Downs, Inc.	9,444	661,458
Cracker Barrel Old Country Store, Inc.	18,776	1,518,039
Einstein Noah Restaurant Group, Inc.	9,218	136,703
Isle of Capri Casinos, Inc.(1)	14,578	91,696
Marriott Vacations Worldwide Corp.(1)	25,893	1,111,069
Multimedia Games Holding Co., Inc.(1)	72,598	1,515,120
Red Robin Gourmet Burgers, Inc.(1)	19,761	901,102
SHFL Entertainment, Inc.(1)	19,181	317,829
Sonic Corp.(1)	96,070	1,237,381
Town Sports International Holdings, Inc.	29,524	279,297

		7,769,694

HOUSEHOLD DURABLES — 0.3%
CSS Industries, Inc.	9,620	249,831
Zagg, Inc.(1)	69,473	505,764

		755,595

HOUSEHOLD PRODUCTS — 0.1%
Orchids Paper Products Co.	9,646	225,041

INSURANCE — 5.1%
Allied World Assurance Co. Holdings AG	7,040	652,749
American Equity Investment Life Holding Co.	66,672	992,746
American Safety Insurance Holdings Ltd.(1)	37,390	933,254
AMERISAFE, Inc.	25,759	915,475
Amtrust Financial Services, Inc.	15,608	540,817
FBL Financial Group, Inc., Class A	13,399	520,685
First American Financial Corp.	44,875	1,147,454
Homeowners Choice, Inc.	56,336	1,535,156
Maiden Holdings Ltd.	105,770	1,120,104
National Financial Partners Corp.(1)	66,942	1,501,509
Stewart Information Services Corp.	50,791	1,293,647
Symetra Financial Corp.	12,749	170,964
United Fire Group, Inc.	20,412	519,894
Universal Insurance Holdings, Inc.	77,139	374,124

		12,218,578

INTERNET AND CATALOG RETAIL — 0.7%
Orbitz Worldwide, Inc.(1)	129,496	739,422
Overstock.com, Inc.(1)	11,040	136,013
PetMed Express, Inc.	59,198	794,141

		1,669,576

INTERNET SOFTWARE AND SERVICES — 1.8%
Demand Media, Inc.(1)	142,399	1,228,903
IAC/InterActiveCorp	13,462	601,482
j2 Global, Inc.	14,680	575,603
Travelzoo, Inc.(1)	19,792	422,955
United Online, Inc.	102,476	617,930
ValueClick, Inc.(1)	8,488	250,821

XO Group, Inc.(1)	51,642	516,420

		4,214,114

IT SERVICES — 3.3%
CACI International, Inc., Class A(1)	21,772	1,259,946
CSG Systems International, Inc.(1)	29,325	621,397
Dynamics Research Corp.(1)	19,198	114,420
Euronet Worldwide, Inc.(1)	41,039	1,080,967
Global Cash Access Holdings, Inc.(1)	169,736	1,196,639
Heartland Payment Systems, Inc.	42,747	1,409,368
MoneyGram International, Inc.(1)	34,679	627,690
PRGX Global, Inc.(1)	20,157	140,091
Unisys Corp.(1)	59,701	1,358,198

		7,808,716

LEISURE EQUIPMENT AND PRODUCTS — 2.4%
Arctic Cat, Inc.(1)	28,235	1,233,869
LeapFrog Enterprises, Inc.(1)	133,441	1,142,255
Polaris Industries, Inc.	6,832	631,892
Smith & Wesson Holding Corp.(1)	140,224	1,262,016
Sturm Ruger & Co., Inc.	26,640	1,351,447

		5,621,479

LIFE SCIENCES TOOLS AND SERVICES — 1.4%
Cambrex Corp.(1)	110,065	1,407,731
Charles River Laboratories International, Inc.(1)	8,659	383,334
PAREXEL International Corp.(1)	41,336	1,633,186

		3,424,251

MACHINERY — 3.8%
Actuant Corp., Class A	41,258	1,263,320
Columbus McKinnon Corp.(1)	4,135	79,599
FreightCar America, Inc.	51,595	1,125,803
Hyster-Yale Materials Handling, Inc.	21,146	1,207,225
Kadant, Inc.(1)	18,194	454,850
L.B. Foster Co., Class A	12,748	564,609
Lindsay Corp.	13,639	1,202,687
Lydall, Inc.(1)	34,784	533,934
Miller Industries, Inc.	15,520	249,096
Mueller Water Products, Inc. Class A	112,348	666,224
Standex International Corp.	15,856	875,568
WABCO Holdings, Inc.(1)	11,111	784,326

		9,007,241

MEDIA — 2.8%
Belo Corp. Class A	142,854	1,404,255
Carmike Cinemas, Inc.(1)	69,010	1,250,461
E.W. Scripps Co. (The), Class A(1)	109,219	1,313,905
Harte-Hanks, Inc.	31,604	246,195
Journal Communications, Inc., Class A(1)	47,115	316,613
Nexstar Broadcasting Group, Inc. Class A	62,596	1,126,728
Saga Communications, Inc. Class A	2,773	128,279
Scholastic Corp.	34,573	921,370

		6,707,806

METALS AND MINING — 2.2%
Coeur d'Alene Mines Corp.(1)	79,457	1,498,559
Handy & Harman Ltd.(1)	2,482	38,198
Kaiser Aluminum Corp.	21,154	1,367,606
Nevsun Resources Ltd.	149,839	573,884
Worthington Industries, Inc.	55,484	1,718,894

		5,197,141

MULTILINE RETAIL — 0.3%
Dillard's, Inc., Class A	9,319	732,007

OIL, GAS AND CONSUMABLE FUELS — 3.2%
Alon USA Energy, Inc.	66,598	1,268,692
CVR Energy, Inc.	20,165	1,040,917
Delek US Holdings, Inc.	36,366	1,435,002
Penn Virginia Corp.	47,361	191,338
Renewable Energy Group, Inc.(1)	12,927	99,409
Rosetta Resources, Inc.(1)	4,339	206,450
Tesoro Corp.	23,649	1,384,649
Vaalco Energy, Inc.(1)	26,912	204,262
Western Refining, Inc.	48,276	1,709,453

		7,540,172

PAPER AND FOREST PRODUCTS — 1.4%
Neenah Paper, Inc.	13,590	418,028
Resolute Forest Products(1)	95,497	1,545,142
Schweitzer-Mauduit International, Inc.	33,081	1,281,227

		3,244,397

PERSONAL PRODUCTS — 1.1%
Medifast, Inc.(1)	55,525	1,272,633
USANA Health Sciences, Inc.(1)	26,438	1,277,749

		2,550,382

PHARMACEUTICALS — 2.1%
Auxilium Pharmaceuticals, Inc.(1)	53,789	929,474
BioDelivery Sciences International, Inc.(1)	116,902	492,157
Endocyte, Inc.(1)	21,644	269,468
Lannett Co., Inc.(1)	12,278	124,131
Pozen, Inc.(1)	63,990	337,227
Questcor Pharmaceuticals, Inc.	46,461	1,511,841
Santarus, Inc.(1)	77,597	1,344,756

		5,009,054

PROFESSIONAL SERVICES — 1.7%
Acacia Research - Acacia Technologies(1)	10,893	328,642
Barrett Business Services, Inc.	9,985	525,810
Huron Consulting Group, Inc.(1)	5,060	204,019
Kforce, Inc.	75,463	1,235,329
Navigant Consulting, Inc.(1)	32,586	428,180
RPX Corp.(1)	90,754	1,280,539

		4,002,519

REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.3%
Apollo Commercial Real Estate Finance, Inc.	41,261	725,781
Chesapeake Lodging Trust	25,876	593,595

Coresite Realty Corp.	40,466	1,415,501
Cousins Properties, Inc.	62,478	667,890
Extra Space Storage, Inc.	11,506	451,841
First Industrial Realty Trust, Inc.	51,085	875,086
Geo Group, Inc. (The)	32,248	1,213,170
LaSalle Hotel Properties	52,489	1,332,171
Pennsylvania Real Estate Investment Trust	56,228	1,090,261
Post Properties, Inc.	3,873	182,418
Ramco-Gershenson Properties Trust	30,284	508,771
Resource Capital Corp.	12,398	81,951
RLJ Lodging Trust	75,062	1,708,411
Ryman Hospitality Properties	26,047	1,191,650
Sovran Self Storage, Inc.	21,975	1,417,168
STAG Industrial, Inc.	65,268	1,388,250

		14,843,915

ROAD AND RAIL — 1.0%
AMERCO, Inc.	5,806	1,007,573
Swift Transportation Co.(1)	100,234	1,421,318

		2,428,891

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Energy Industries, Inc.(1)	43,890	803,187
ATMI, Inc.(1)	11,201	251,238
First Solar, Inc.(1)	54,196	1,461,124
Kulicke & Soffa Industries, Inc.(1)	73,367	848,123
LSI Corp.(1)	89,654	607,854
MaxLinear, Inc. Class A(1)	58,173	360,673
Microsemi Corp.(1)	28,511	660,600
Peregrine Semiconductor Corp.(1)	12,463	121,763
PLX Technology, Inc.(1)	91,628	417,824
Rudolph Technologies, Inc.(1)	9,659	113,783

		5,646,169

SOFTWARE — 4.1%
Aspen Technology, Inc.(1)	55,479	1,791,417
Cadence Design Systems, Inc.(1)	51,608	718,899
CommVault Systems, Inc.(1)	23,288	1,909,150
Manhattan Associates, Inc.(1)	22,556	1,675,685
Mentor Graphics Corp.	85,382	1,541,145
Monotype Imaging Holdings, Inc.	14,316	340,005
NetScout Systems, Inc.(1)	50,722	1,246,240
QAD, Inc., Class A	2,768	35,541
TeleNav, Inc.(1)	34,099	219,939
Websense, Inc.(1)	22,411	336,165

		9,814,186

SPECIALTY RETAIL — 3.5%
ANN, Inc.(1)	49,570	1,438,521
Big 5 Sporting Goods Corp.	13,404	209,236
Brown Shoe Co., Inc.	79,970	1,279,520
Buckle, Inc. (The)	23,944	1,116,988
Childrens Place Retail Stores, Inc. (The)(1)	23,391	1,048,385
Destination Maternity Corp.	4,288	100,339
Express, Inc.(1)	28,555	508,565

Francesca's Holdings Corp.(1)	20,023	573,859
GameStop Corp., Class A	26,614	744,394
Stage Stores, Inc.	53,633	1,388,022

		8,407,829

TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
Crocs, Inc.(1)	15,348	227,457
Culp, Inc.	11,847	188,486
Iconix Brand Group, Inc.(1)	61,224	1,583,865
RG Barry Corp.	6,331	84,772
Unifi, Inc.(1)	3,939	75,235

		2,159,815

THRIFTS AND MORTGAGE FINANCE — 0.8%
Ocwen Financial Corp.(1)	52,286	1,982,685

WATER UTILITIES — 0.6%
American States Water Co.	25,880	1,489,912

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
USA Mobility, Inc.	16,354	217,018

TOTAL COMMON STOCKS (Cost $199,221,131)		238,426,994

TEMPORARY CASH INVESTMENTS — 0.5%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $104,596), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $102,525)		102,524
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $313,957), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $307,577)		307,573
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $104,614), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $102,525)		102,524
SSgA U.S. Government Money Market Fund	661,356	661,356

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,173,977)		1,173,977

TOTAL INVESTMENT SECURITIES — 101.1% (Cost $200,395,108)		239,600,971

OTHER ASSETS AND LIABILITIES — (1.1)%		(2,583,525)

TOTAL NET ASSETS — 100.0%		$237,017,446

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	238,426,994	—	—
Temporary Cash Investments	661,356	512,621	—
Total Value of Investment Securities	239,088,350	512,621	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$201,887,389
Gross tax appreciation of investments	$41,775,265
Gross tax depreciation of investments	(4,061,683)
Net tax appreciation (depreciation) of investments	$37,713,582

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Company Fund

March 31, 2013

Small Company - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%

AEROSPACE AND DEFENSE — 1.0%
Alliant Techsystems, Inc.	5,175	374,825
Esterline Technologies Corp.(1)	25,662	1,942,614
Taser International, Inc.(1)	79,736	633,901

		2,951,340

AIR FREIGHT AND LOGISTICS — 0.4%
Forward Air Corp.	12,127	452,216
Park-Ohio Holdings Corp.(1)	23,806	788,693

		1,240,909

AIRLINES — 2.1%
Alaska Air Group, Inc.(1)	40,891	2,615,388
Republic Airways Holdings, Inc.(1)	139,111	1,605,341
Skywest, Inc.	105,890	1,699,535

		5,920,264

AUTO COMPONENTS — 0.5%
Cooper Tire & Rubber Co.	21,118	541,888
Gentherm, Inc.(1)	56,055	918,181

		1,460,069

BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	5,633	339,783

BIOTECHNOLOGY — 2.4%
Agenus, Inc.(1)	20,853	81,118
Alkermes plc(1)	63,714	1,510,659
Cubist Pharmaceuticals, Inc.(1)	42,385	1,984,466
PDL BioPharma, Inc.	129,127	943,918
Spectrum Pharmaceuticals, Inc.	118,764	885,979
United Therapeutics Corp.(1)	23,096	1,405,854

		6,811,994

BUILDING PRODUCTS — 0.4%
Gibraltar Industries, Inc.(1)	12,922	235,827
Patrick Industries, Inc.(1)	64,733	1,020,192

		1,256,019

CAPITAL MARKETS — 2.0%
Calamos Asset Management, Inc., Class A	90,521	1,065,432
Diamond Hill Investment Group, Inc.	6,445	501,486
Investment Technology Group, Inc.(1)	106,650	1,177,416
Manning & Napier, Inc.	71,821	1,187,919
Piper Jaffray Cos.(1)	13,816	473,889
Pzena Investment Management, Inc., Class A	40,057	260,371
WisdomTree Investments, Inc.(1)	92,051	957,330

		5,623,843

CHEMICALS — 1.2%
Axiall Corp.	38,528	2,394,901

Flotek Industries, Inc.(1)	59,321	969,898

		3,364,799

COMMERCIAL BANKS — 3.9%
Bancorp, Inc.(1)	13,999	193,886
Cathay General Bancorp.	17,185	345,762
City Holding Co.	3,097	123,230
CVB Financial Corp.	121,173	1,365,620
F.N.B. Corp.	10,236	123,856
First Interstate Bancsystem, Inc.	10,962	206,195
First Midwest Bancorp., Inc.	20,876	277,233
Hancock Holding Co.	15,442	477,467
Home Bancshares, Inc.	26,233	988,197
MB Financial, Inc.	50,444	1,219,231
Oriental Financial Group, Inc.	16,953	262,941
PacWest Bancorp.	55,954	1,628,821
Peoples Bancorp, Inc.	9,795	219,310
PrivateBancorp, Inc.	86,842	1,642,182
Renasant Corp.	9,447	211,424
State Bank Financial Corp.	13,316	217,983
Western Alliance Bancorp(1)	70,299	972,938
Wilshire Bancorp, Inc.(1)	77,115	522,840

		10,999,116

COMMERCIAL SERVICES AND SUPPLIES — 4.1%
Cenveo, Inc.(1)	111,452	239,622
Consolidated Graphics, Inc.(1)	20,125	786,887
Deluxe Corp.	45,748	1,893,967
Intersections, Inc.	51,156	481,378
Kimball International, Inc. Class B	66,660	603,940
Quad/Graphics, Inc.	65,108	1,558,685
Steelcase, Inc., Class A	114,148	1,681,400
Tetra Tech, Inc.(1)	60,430	1,842,511
United Stationers, Inc.	47,895	1,851,142
US Ecology, Inc.	11,998	318,547
Viad Corp.	11,017	304,730

		11,562,809

COMMUNICATIONS EQUIPMENT — 3.3%
Arris Group, Inc.(1)	110,043	1,889,438
Brocade Communications Systems, Inc.(1)	108,382	625,364
CalAmp Corp.(1)	67,622	741,813
Ciena Corp.(1)	96,146	1,539,297
Comtech Telecommunications Corp.	16,886	409,992
Globecomm Systems, Inc.(1)	21,247	255,177
Harmonic, Inc.(1)	38,420	222,452
InterDigital, Inc.	39,626	1,895,312
Ixia(1)	72,009	1,558,275
Loral Space & Communications, Inc.	2,272	140,591

		9,277,711

COMPUTERS AND PERIPHERALS — 1.2%
Electronics for Imaging, Inc.(1)	46,741	1,185,352
QLogic Corp.(1)	44,261	513,428
Silicon Graphics International Corp.(1)	8,091	111,251

Synaptics, Inc.(1)	41,922	1,705,806

		3,515,837

CONSTRUCTION AND ENGINEERING — 0.6%
Argan, Inc.	71,093	1,059,996
Granite Construction, Inc.	23,413	745,470

		1,805,466

CONSTRUCTION MATERIALS — 0.7%
Headwaters, Inc.(1)	165,499	1,803,939
United States Lime & Minerals, Inc.(1)	1,357	72,179

		1,876,118

CONSUMER FINANCE — 1.8%
Cash America International, Inc.	33,231	1,743,631
Credit Acceptance Corp.(1)	2,035	248,555
DFC Global Corp.(1)	82,753	1,377,010
Portfolio Recovery Associates, Inc.(1)	734	93,159
World Acceptance Corp.(1)	20,090	1,725,128

		5,187,483

CONTAINERS AND PACKAGING — 0.8%
AEP Industries, Inc.(1)	8,167	586,472
Graphic Packaging Holding Co.(1)	213,495	1,599,078

		2,185,550

DIVERSIFIED CONSUMER SERVICES — 1.1%
Bridgepoint Education, Inc.(1)	6,104	62,444
Coinstar, Inc.(1)	34,669	2,025,363
Grand Canyon Education, Inc.(1)	40,695	1,033,246

		3,121,053

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Interactive Brokers Group, Inc., Class A	68,916	1,027,538
PHH Corp.(1)	75,318	1,653,983

		2,681,521

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Atlantic Tele-Network, Inc.	23,023	1,116,846
Cbeyond, Inc.(1)	3,415	25,373
IDT Corp., Class B	42,949	517,965
magicJack VocalTec Ltd.(1)	3,248	45,472
Premiere Global Services, Inc.(1)	102,298	1,124,255
Vonage Holdings Corp.(1)	285,251	824,375

		3,654,286

ELECTRIC UTILITIES — 0.6%
Portland General Electric Co.	60,193	1,825,654

ELECTRICAL EQUIPMENT — 0.7%
EnerSys(1)	40,727	1,856,337

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.8%
Agilysys, Inc.(1)	10,770	107,054
Audience, Inc.(1)	25,168	383,812
GSI Group, Inc.(1)	15,809	134,851

InvenSense, Inc.(1)	44,883	479,350
Itron, Inc.(1)	16,480	764,672
Littelfuse, Inc.	14,540	986,539
MTS Systems Corp.	17,515	1,018,497
PC Connection, Inc.	3,950	64,583
Plexus Corp.(1)	20,021	486,711
Sanmina Corp.(1)	150,465	1,709,282
SYNNEX Corp.(1)	32,419	1,199,503
Tech Data Corp.(1)	12,695	579,019

		7,913,873

ENERGY EQUIPMENT AND SERVICES — 0.6%
Dawson Geophysical Co.(1)	19,120	573,600
Natural Gas Services Group, Inc.(1)	9,374	180,543
Parker Drilling Co.(1)	172,060	736,417
TGC Industries, Inc.	29,145	288,535

		1,779,095

FOOD AND STAPLES RETAILING — 0.1%
Pantry, Inc. (The)(1)	16,744	208,798
Spartan Stores, Inc.	8,303	145,717

		354,515

FOOD PRODUCTS — 1.8%
Darling International, Inc.(1)	60,280	1,082,629
Dean Foods Co.(1)	40,490	734,083
Pilgrim's Pride Corp.(1)	172,188	1,582,408
Sanderson Farms, Inc.	30,634	1,673,229

		5,072,349

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.8%
Anika Therapeutics, Inc.(1)	5,068	73,587
CONMED Corp.	50,664	1,725,616
Cyberonics, Inc.(1)	35,245	1,649,818
Hill-Rom Holdings, Inc.	46,506	1,637,941
ICU Medical, Inc.(1)	6,637	391,251
NuVasive, Inc.(1)	35,396	754,289
Orthofix International NV(1)	38,088	1,366,217
RTI Biologics, Inc.(1)	111,125	437,833

		8,036,552

HEALTH CARE PROVIDERS AND SERVICES — 2.9%
Amsurg Corp.(1)	40,918	1,376,481
Bio-Reference Labs, Inc.(1)	55,562	1,443,501
Chemed Corp.	19,537	1,562,569
LHC Group, Inc.(1)	4,685	100,681
Molina Healthcare, Inc.(1)	27,739	856,303
PharMerica Corp.(1)	39,996	559,944
Providence Service Corp. (The)(1)	17,276	319,433
Select Medical Holdings Corp.	144,806	1,303,254
Skilled Healthcare Group, Inc. Class A(1)	37,772	248,162
Triple-S Management Corp. Class B(1)	35,588	619,943

		8,390,271

HEALTH CARE TECHNOLOGY — 0.2%
MedAssets, Inc.(1)	13,721	264,129
Omnicell, Inc.(1)	8,919	168,391

		432,520

HOTELS, RESTAURANTS AND LEISURE — 3.2%
Churchill Downs, Inc.	10,682	748,167
Cracker Barrel Old Country Store, Inc.	21,366	1,727,441
Einstein Noah Restaurant Group, Inc.	12,021	178,272
Isle of Capri Casinos, Inc.(1)	21,535	135,455
Marriott Vacations Worldwide Corp.(1)	30,551	1,310,943
Multimedia Games Holding Co., Inc.(1)	87,011	1,815,920
Red Robin Gourmet Burgers, Inc.(1)	22,817	1,040,455
SHFL Entertainment, Inc.(1)	24,389	404,126
Sonic Corp.(1)	111,170	1,431,870
Town Sports International Holdings, Inc.	38,155	360,946

		9,153,595

HOUSEHOLD DURABLES — 0.3%
CSS Industries, Inc.	9,425	244,767
Zagg, Inc.(1)	80,707	587,547

		832,314

HOUSEHOLD PRODUCTS — 0.1%
Orchids Paper Products Co.	10,728	250,284

INSURANCE — 5.0%
Allied World Assurance Co. Holdings AG	7,658	710,050
American Equity Investment Life Holding Co.	77,845	1,159,112
American Safety Insurance Holdings Ltd.(1)	43,251	1,079,545
AMERISAFE, Inc.	29,148	1,035,920
Amtrust Financial Services, Inc.	17,841	618,191
FBL Financial Group, Inc., Class A	15,179	589,856
First American Financial Corp.	51,058	1,305,553
Homeowners Choice, Inc.	65,447	1,783,431
Maiden Holdings Ltd.	122,601	1,298,344
National Financial Partners Corp.(1)	78,902	1,769,772
Stewart Information Services Corp.	59,849	1,524,354
Symetra Financial Corp.	17,933	240,481
United Fire Group, Inc.	23,947	609,930
Universal Insurance Holdings, Inc.	86,434	419,205

		14,143,744

INTERNET AND CATALOG RETAIL — 0.7%
Orbitz Worldwide, Inc.(1)	155,399	887,328
Overstock.com, Inc.(1)	12,869	158,546
PetMed Express, Inc.	67,315	903,031

		1,948,905

INTERNET SOFTWARE AND SERVICES — 1.8%
Demand Media, Inc.(1)	166,861	1,440,011
IAC/InterActiveCorp	15,928	711,663
j2 Global, Inc.	18,023	706,682
Travelzoo, Inc.(1)	24,155	516,192
United Online, Inc.	123,035	741,901
ValueClick, Inc.(1)	9,820	290,181

XO Group, Inc.(1)	59,448	594,480

		5,001,110

IT SERVICES — 3.2%
CACI International, Inc., Class A(1)	25,535	1,477,710
CSG Systems International, Inc.(1)	33,454	708,890
Dynamics Research Corp.(1)	21,030	125,339
Euronet Worldwide, Inc.(1)	47,611	1,254,074
Global Cash Access Holdings, Inc.(1)	198,013	1,395,992
Heartland Payment Systems, Inc.	49,463	1,630,795
MoneyGram International, Inc.(1)	40,154	726,787
PRGX Global, Inc.(1)	23,047	160,177
Unisys Corp.(1)	70,170	1,596,367

		9,076,131

LEISURE EQUIPMENT AND PRODUCTS — 2.3%
Arctic Cat, Inc.(1)	33,407	1,459,886
LeapFrog Enterprises, Inc.(1)	156,112	1,336,319
Polaris Industries, Inc.	7,982	738,255
Smith & Wesson Holding Corp.(1)	164,649	1,481,841
Sturm Ruger & Co., Inc.	30,984	1,571,818

		6,588,119

LIFE SCIENCES TOOLS AND SERVICES — 1.4%
Cambrex Corp.(1)	127,986	1,636,941
Charles River Laboratories International, Inc.(1)	9,148	404,982
PAREXEL International Corp.(1)	48,797	1,927,969

		3,969,892

MACHINERY — 3.7%
Actuant Corp., Class A	48,878	1,496,644
Columbus McKinnon Corp.(1)	4,027	77,520
FreightCar America, Inc.	60,742	1,325,391
Hyster-Yale Materials Handling, Inc.	24,696	1,409,895
Kadant, Inc.(1)	22,224	555,600
L.B. Foster Co., Class A	15,239	674,935
Lindsay Corp.	15,905	1,402,503
Lydall, Inc.(1)	40,163	616,502
Miller Industries, Inc.	22,189	356,134
Mueller Water Products, Inc. Class A	135,994	806,444
Standex International Corp.	18,774	1,036,700
WABCO Holdings, Inc.(1)	13,139	927,482

		10,685,750

MEDIA — 2.7%
Belo Corp. Class A	167,601	1,647,518
Carmike Cinemas, Inc.(1)	81,560	1,477,867
E.W. Scripps Co. (The), Class A(1)	125,173	1,505,831
Harte-Hanks, Inc.	36,606	285,161
Journal Communications, Inc., Class A(1)	57,166	384,156
Nexstar Broadcasting Group, Inc. Class A	73,895	1,330,110
Saga Communications, Inc. Class A	3,466	160,337
Scholastic Corp.	39,359	1,048,917

		7,839,897

METALS AND MINING — 2.2%
Coeur d'Alene Mines Corp.(1)	92,973	1,753,471
Handy & Harman Ltd.(1)	4,306	66,269
Kaiser Aluminum Corp.	25,067	1,620,582
Nevsun Resources Ltd.	174,203	667,197
Worthington Industries, Inc.	65,465	2,028,106

		6,135,625

MULTILINE RETAIL — 0.3%
Dillard's, Inc., Class A	10,768	845,826

OIL, GAS AND CONSUMABLE FUELS — 3.0%
Alon USA Energy, Inc.	77,009	1,467,021
CVR Energy, Inc.	23,325	1,204,037
Delek US Holdings, Inc.	41,643	1,643,233
Penn Virginia Corp.	57,394	231,872
Renewable Energy Group, Inc.(1)	14,663	112,758
Rosetta Resources, Inc.(1)	5,248	249,700
Tesoro Corp.	27,273	1,596,834
Vaalco Energy, Inc.(1)	28,851	218,979
Western Refining, Inc.	55,544	1,966,813

		8,691,247

PAPER AND FOREST PRODUCTS — 1.3%
Neenah Paper, Inc.	16,311	501,726
Resolute Forest Products(1)	112,215	1,815,639
Schweitzer-Mauduit International, Inc.	38,705	1,499,045

		3,816,410

PERSONAL PRODUCTS — 1.0%
Medifast, Inc.(1)	64,303	1,473,824
USANA Health Sciences, Inc.(1)	31,069	1,501,565

		2,975,389

PHARMACEUTICALS — 2.1%
Auxilium Pharmaceuticals, Inc.(1)	62,928	1,087,396
BioDelivery Sciences International, Inc.(1)	135,195	569,171
Endocyte, Inc.(1)	26,037	324,161
Lannett Co., Inc.(1)	13,210	133,553
Pozen, Inc.(1)	75,124	395,903
Questcor Pharmaceuticals, Inc.	54,399	1,770,143
Santarus, Inc.(1)	90,866	1,574,708

		5,855,035

PROFESSIONAL SERVICES — 1.6%
Acacia Research - Acacia Technologies(1)	12,654	381,771
Barrett Business Services, Inc.	11,909	627,128
Huron Consulting Group, Inc.(1)	5,537	223,252
Kforce, Inc.	88,322	1,445,831
Navigant Consulting, Inc.(1)	38,458	505,338
RPX Corp.(1)	106,470	1,502,292

		4,685,612

REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.2%
Apollo Commercial Real Estate Finance, Inc.	43,742	769,422
Cedar Realty Trust, Inc.	1,245	7,607

Chesapeake Lodging Trust	30,647	703,042
Coresite Realty Corp.	47,645	1,666,622
Cousins Properties, Inc.	70,769	756,521
Extra Space Storage, Inc.	15,090	592,584
First Industrial Realty Trust, Inc.	61,924	1,060,758
Geo Group, Inc. (The)	38,572	1,451,079
LaSalle Hotel Properties	63,506	1,611,782
Pennsylvania Real Estate Investment Trust	66,166	1,282,959
Post Properties, Inc.	5,589	263,242
Ramco-Gershenson Properties Trust	36,305	609,924
Resource Capital Corp.	18,595	122,913
RLJ Lodging Trust	88,353	2,010,914
Ryman Hospitality Properties	31,389	1,436,047
Sovran Self Storage, Inc.	26,043	1,679,513
STAG Industrial, Inc.	76,011	1,616,754

		17,641,683

ROAD AND RAIL — 1.0%
AMERCO, Inc.	6,796	1,179,378
Swift Transportation Co.(1)	118,380	1,678,628

		2,858,006

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Energy Industries, Inc.(1)	51,399	940,602
ATMI, Inc.(1)	11,796	264,584
First Solar, Inc.(1)	63,793	1,719,859
Kulicke & Soffa Industries, Inc.(1)	86,004	994,206
LSI Corp.(1)	104,807	710,591
MaxLinear, Inc. Class A(1)	69,239	429,282
Microsemi Corp.(1)	32,515	753,373
Peregrine Semiconductor Corp.(1)	15,423	150,683
PLX Technology, Inc.(1)	108,759	495,941
Rudolph Technologies, Inc.(1)	11,708	137,920

		6,597,041

SOFTWARE — 4.0%
Aspen Technology, Inc.(1)	65,402	2,111,831
Cadence Design Systems, Inc.(1)	57,871	806,143
CommVault Systems, Inc.(1)	27,430	2,248,711
Manhattan Associates, Inc.(1)	26,446	1,964,673
Mentor Graphics Corp.	99,462	1,795,289
Monotype Imaging Holdings, Inc.	16,799	398,976
NetScout Systems, Inc.(1)	58,340	1,433,414
QAD, Inc., Class A	3,794	48,715
TeleNav, Inc.(1)	40,641	262,135
Websense, Inc.(1)	27,283	409,245

		11,479,132

SPECIALTY RETAIL — 3.4%
ANN, Inc.(1)	57,717	1,674,947
Big 5 Sporting Goods Corp.	15,448	241,143
Brown Shoe Co., Inc.	93,339	1,493,424
Buckle, Inc. (The)	27,046	1,261,696
Childrens Place Retail Stores, Inc. (The)(1)	26,625	1,193,333
Destination Maternity Corp.	4,042	94,583

Express, Inc.(1)	32,755	583,367
Francesca's Holdings Corp.(1)	23,328	668,580
GameStop Corp., Class A	30,079	841,310
Stage Stores, Inc.	63,347	1,639,420

		9,691,803

TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
Crocs, Inc.(1)	19,574	290,087
Culp, Inc.	13,816	219,812
Iconix Brand Group, Inc.(1)	71,978	1,862,071
RG Barry Corp.	7,499	100,412
Unifi, Inc.(1)	5,355	102,280

		2,574,662

THRIFTS AND MORTGAGE FINANCE — 0.8%
Ocwen Financial Corp.(1)	61,236	2,322,069

TOBACCO — 0.6%
Universal Corp.	31,275	1,752,651

WATER UTILITIES — 0.6%
American States Water Co.	28,666	1,650,302

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
USA Mobility, Inc.	16,914	224,449

TOTAL COMMON STOCKS (Cost $231,879,236)		279,783,819

TEMPORARY CASH INVESTMENTS — 1.5%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $384,401), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $376,793)		376,788
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $1,153,826), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $1,130,380)		1,130,364
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $384,467), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $376,792)		376,788
SSgA U.S. Government Money Market Fund	2,430,575	2,430,575

TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,314,515)		4,314,515

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $236,193,751)		284,098,334

OTHER ASSETS AND LIABILITIES — 0.4%		1,162,780

TOTAL NET ASSETS — 100.0%		$285,261,114

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	279,783,819	—	—
Temporary Cash Investments	2,430,575	1,883,940	—
Total Value of Investment Securities	282,214,394	1,883,940	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$236,343,492
Gross tax appreciation of investments	$54,229,679
Gross tax depreciation of investments	(6,474,837)
Net tax appreciation (depreciation) of investments	$47,754,842

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Inflation Opportunities Fund

March 31, 2013

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 35.7%

U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	1,801,910	1,862,444
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	1,610,010	1,718,309
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	3,618,187	3,802,772
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	844,121	926,422
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	3,626,879	4,044,819
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	5,764,067	6,128,373
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	2,189,318	2,535,163
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	4,795,980	5,598,559
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	10,645,635	11,490,632
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	1,944,408	2,341,492
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	164,882	192,435

TOTAL U.S. TREASURY SECURITIES (Cost $39,683,687)		40,641,420

COMMERCIAL PAPER(2) — 16.7%

Charta LLC, 0.21%, 5/28/13(3)	3,000,000	2,998,521
CRC Funding LLC, 0.23%, 5/30/13(3)	3,000,000	2,998,462
Govco LLC, 0.25%, 4/8/13(3)	3,000,000	2,999,762
Lexington Parker Capital, 0.19%, 4/4/13(3)	3,000,000	2,999,854
Nestle Finance International Ltd., 0.11%, 5/2/13	3,000,000	2,999,747
Reckitt Benckiser Treasury Services plc, 0.22%, 4/8/13(3)	500,000	499,971
Reckitt Benckiser Treasury Services plc, 0.23%, 4/15/13(3)	500,000	499,950
Toyota Motor Credit Corp., 0.15%, 5/9/13	1,750,000	1,749,739
Toyota Motor Credit Corp., 0.20%, 6/3/13	1,250,000	1,249,662

TOTAL COMMERCIAL PAPER (Cost $18,996,614)		18,995,668

COMMON STOCKS — 16.1%

BUILDING PRODUCTS — 0.1%
Fortune Brands Home & Security, Inc.(4)	3,006	112,515

CHEMICALS — 0.3%
Agrium, Inc.	1,025	99,938
CF Industries Holdings, Inc.	422	80,336
Monsanto Co.	826	87,250
Mosaic Co. (The)	525	31,295
Potash Corp. of Saskatchewan, Inc.	1,727	67,785

		366,604

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	1,645	85,047

CONTAINERS AND PACKAGING — 0.1%
MeadWestvaco Corp.	2,260	82,038

ENERGY EQUIPMENT AND SERVICES — 2.1%
Baker Hughes, Inc.	4,567	211,954
Diamond Offshore Drilling, Inc.	1,751	121,800
Ensco plc Class A	1,953	117,180
Halliburton Co.	8,388	338,959
Nabors Industries Ltd.	3,922	63,615
National Oilwell Varco, Inc.	3,368	238,286

Noble Corp.	2,646	100,945
Oceaneering International, Inc.	2,102	139,594
Patterson-UTI Energy, Inc.	4,622	110,188
Rowan Cos. plc(4)	2,380	84,157
Schlumberger Ltd.	9,620	720,442
Tidewater, Inc.	1,616	81,608
Weatherford International Ltd.(4)	7,094	86,121

		2,414,849

HOTELS, RESTAURANTS AND LEISURE — 0.2%
Las Vegas Sands Corp.	2,069	116,588
Wyndham Worldwide Corp.	1,336	86,145

		202,733

HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc.	4,524	109,933
Taylor Wimpey plc	21,357	29,498

		139,431

METALS AND MINING — 1.4%
Allied Nevada Gold Corp.(4)	1,295	21,225
B2Gold Corp.(4)	15,265	46,433
Barrick Gold Corp.	3,273	96,226
BHP Billiton Ltd. ADR	833	57,002
Detour Gold Corp.(4)	1,713	32,933
Franco-Nevada Corp.	1,961	89,513
Freeport-McMoRan Copper & Gold, Inc.	8,291	274,432
GoGold Resources, Inc.(4)	60,000	74,420
Goldcorp, Inc. New York Shares	5,506	185,167
Ivanplats Ltd.(4)	9,867	42,155
Kinross Gold Corp. New York Shares	6,880	54,558
New Gold, Inc.(4)	4,996	45,443
Newmont Mining Corp.	1,265	52,991
Osisko Mining Corp.(4)	4,085	24,248
Royal Gold, Inc.	1,109	78,772
Sandstorm Gold Ltd.(4)	10,659	100,940
Silver Wheaton Corp.	1,510	47,339
SunCoke Energy, Inc.(4)	2,353	38,425
Tahoe Resources, Inc.(4)	3,126	54,990
Teck Resources Ltd.	2,513	70,766
Torex Gold Resources, Inc.(4)	13,663	23,403
Yamana Gold, Inc. New York Shares	4,027	61,814

		1,573,195

OIL, GAS AND CONSUMABLE FUELS — 6.7%
Alpha Natural Resources, Inc.(4)	3,765	30,911
Anadarko Petroleum Corp.	3,755	328,375
Apache Corp.	3,225	248,841
Cabot Oil & Gas Corp.	1,546	104,525
Canadian Natural Resources Ltd.	4,987	160,232
Canadian Oil Sands Ltd.	2,517	51,884
Chesapeake Energy Corp.	5,412	110,459
Chevron Corp.	8,296	985,731
Cimarex Energy Co.	1,012	76,345
Cobalt International Energy, Inc.(4)	2,652	74,786

ConocoPhillips	7,849	471,725
Continental Resources, Inc.(4)	759	65,980
Denbury Resources, Inc.(4)	4,275	79,729
Devon Energy Corp.	3,451	194,705
Encana Corp.	7,044	137,076
Energy Transfer Equity LP	1,165	68,129
Energy Transfer Partners LP	839	42,529
EOG Resources, Inc.	2,471	316,461
Exxon Mobil Corp.	10,375	934,891
Forest Oil Corp.(4)	3,215	16,911
Hess Corp.	3,213	230,083
Marathon Oil Corp.	6,065	204,512
Marathon Petroleum Corp.	2,009	180,006
Newfield Exploration Co.(4)	1,179	26,433
Noble Energy, Inc.	1,456	168,401
Occidental Petroleum Corp.	5,291	414,656
Peabody Energy Corp.	2,232	47,207
Phillips 66	5,238	366,503
Pinecrest Energy, Inc.(4)	21,254	24,898
Pioneer Natural Resources Co.	742	92,193
Plains Exploration & Production Co.(4)	1,427	67,740
Range Resources Corp.	1,578	127,881
Renegade Petroleum Ltd.	14,079	24,115
Southwestern Energy Co.(4)	2,637	98,255
Spectra Energy Corp.	4,923	151,382
Suncor Energy, Inc.	9,506	285,275
Talisman Energy, Inc., New York Shares	7,515	92,059
TransCanada Corp.	792	37,813
Valero Energy Corp.	4,974	226,267
Whiting Petroleum Corp.(4)	1,442	73,311
Williams Cos., Inc. (The)	4,447	166,584
WPX Energy, Inc.(4)	2,892	46,330

		7,652,129

PAPER AND FOREST PRODUCTS — 0.2%
Domtar Corp.	1,137	88,254
International Paper Co.	1,829	85,195
Louisiana-Pacific Corp.(4)	4,332	93,571

		267,020

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.1%
Allied Properties Real Estate Investment Trust	1,313	42,692
American Assets Trust, Inc.	3,573	114,372
Apartment Investment & Management Co., Class A	4,315	132,298
Ascendas Real Estate Investment Trust	31,000	64,982
Big Yellow Group plc	5,199	28,044
Capital Property Fund	15,476	18,766
Charter Hall Group	12,829	51,157
Corio NV	904	42,174
Derwent London plc	1,436	46,955
Douglas Emmett, Inc.	4,932	122,955
Duke Realty Corp.	7,847	133,242
Gecina SA	518	60,105
GLP J-REIT	37	39,738

Goodman Group	14,494	72,132
GPT Group	15,146	58,504
Great Portland Estates plc	6,043	45,534
Host Hotels & Resorts, Inc.	9,452	165,315
Hudson Pacific Properties, Inc.	4,852	105,531
Japan Real Estate Investment Corp.	4	55,282
Japan Retail Fund Investment Corp.	20	49,503
Kilroy Realty Corp.	2,307	120,887
Link Real Estate Investment Trust (The)	20,500	111,709
Macerich Co. (The)	2,177	140,155
Mirvac Group	49,651	83,745
Newcastle Investment Corp.	10,826	120,926
Nippon Building Fund, Inc.	5	69,900
Nippon Prologis REIT, Inc.(4)	4	43,554
Plum Creek Timber Co., Inc.	1,865	97,353
Simon Property Group, Inc.	1,232	195,346
SL Green Realty Corp.	1,653	142,340
STAG Industrial, Inc.	2,616	55,642
Sunstone Hotel Investors, Inc.(4)	9,796	120,589
Unibail-Rodamco SE	501	116,689
Ventas, Inc.	2,570	188,124
Weingarten Realty Investors	3,922	123,739
Westfield Group	9,435	106,582
Weyerhaeuser Co.	7,136	223,928

		3,510,489

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.6%
Aliansce Shopping Centers SA	2,900	34,113
Ayala Land, Inc.	65,600	52,497
Brookfield Asset Management, Inc. Class A	3,871	141,253
Capital & Counties Properties plc	5,132	21,233
CapitaMalls Asia Ltd.	24,000	39,666
Central Pattana PCL	5,800	18,815
Cheung Kong Holdings Ltd.	6,000	88,579
China Overseas Grand Oceans Group Ltd.	21,000	27,702
China Overseas Land & Investment Ltd.	20,000	55,136
China Resources Land Ltd.	22,000	61,500
Country Garden Holdings Co.(4)	73,000	36,488
Countrywide plc(4)	7,115	42,162
Daito Trust Construction Co. Ltd.	400	34,249
Daiwa House Industry Co. Ltd.	2,000	38,987
Filinvest Land, Inc.	378,000	18,285
Forest City Enterprises, Inc. Class A(4)	6,827	121,316
Global Logistic Properties Ltd.	19,000	40,134
Growthpoint Properties Ltd.	11,151	32,682
Guangzhou R&F Properties Co. Ltd.	21,600	36,229
Keppel Land Ltd.	11,000	34,942
LPN Development PCL	10,800	9,312
Mitsubishi Estate Co. Ltd.	5,000	140,808
Mitsui Fudosan Co. Ltd.	3,000	85,154
Multiplan Empreendimentos Imobiliarios SA	2,200	63,145
New World Development Co. Ltd.	36,000	60,939
PT Alam Sutera Realty Tbk	297,000	32,703
PT Ciputra Development Tbk	277,500	30,841

Quality Houses PCL	116,600	17,280
SM Prime Holdings, Inc.	64,400	30,079
Sumitomo Realty & Development Co. Ltd.	1,000	38,721
Sun Hung Kai Properties Ltd.	7,000	94,325
Swire Properties Ltd.	20,200	71,692
Swiss Prime Site AG	592	47,925
TAG Immobilien AG	3,394	38,851
Unite Group plc	4,018	19,597
UOL Group Ltd.	7,000	39,392
Wharf Holdings Ltd.	11,000	98,061

		1,894,793

TRADING COMPANIES AND DISTRIBUTORS — 0.1%
Noble Group Ltd.	80,290	78,649

TOTAL COMMON STOCKS (Cost $16,982,538)		18,379,492

EXCHANGE-TRADED FUNDS — 15.6%

iShares S&P GSCI Commodity Indexed Trust(4)	228,983	7,533,541
PowerShares DB Commodity Index Tracking Fund(4)	168,655	4,605,968
SPDR Gold Shares(4)	18,115	2,797,862
Sprott Physical Gold Trust(4)	206,353	2,791,956

TOTAL EXCHANGE-TRADED FUNDS (Cost $17,856,481)		17,729,327

CORPORATE BONDS — 3.0%

AUTO COMPONENTS — 0.1%
Visteon Corp., 6.75%, 4/15/19	63,000	67,725

AUTOMOBILES — 0.2%
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	70,000	76,394
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	110,441

		186,835

BEVERAGES†
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	30,000	36,254

CHEMICALS — 0.1%
Ashland, Inc., 4.75%, 8/15/22(3)	75,000	76,312
CF Industries, Inc., 6.875%, 5/1/18	25,000	30,000

		106,312

COMMERCIAL BANKS†
Capital One Financial Corp., 2.125%, 7/15/14	50,000	50,798

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Corrections Corp. of America, 7.75%, 6/1/17	75,000	78,799

COMMUNICATIONS EQUIPMENT — 0.1%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	76,594
SBA Communications Corp., 5.625%, 10/1/19(3)	75,000	77,437

		154,031

CONSTRUCTION MATERIALS — 0.1%
Covanta Holding Corp., 7.25%, 12/1/20	75,000	83,002

CONSUMER FINANCE — 0.1%
CIT Group, Inc., 4.75%, 2/15/15(3)	75,000	78,750

Credit Suisse (New York), 5.50%, 5/1/14	20,000	21,046

		99,796

CONTAINERS AND PACKAGING — 0.1%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(3)	70,000	77,000
Ball Corp., 7.125%, 9/1/16	70,000	74,288

		151,288

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Ally Financial, Inc., 8.30%, 2/12/15	70,000	77,875
Citigroup, Inc., 6.00%, 12/13/13	60,000	62,177
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	45,000	47,826
Morgan Stanley, 5.625%, 9/23/19	20,000	23,042
UBS AG (Stamford Branch), 2.25%, 8/12/13	23,000	23,125

		234,045

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Cincinnati Bell, Inc., 8.25%, 10/15/17	70,000	74,550
Windstream Corp., 7.875%, 11/1/17	30,000	34,425

		108,975

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 9.75%, 4/15/16	70,000	83,825

FOOD PRODUCTS†
Tyson Foods, Inc., 6.60%, 4/1/16	20,000	23,012

HEALTH CARE PROVIDERS AND SERVICES — 0.1%
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	25,000	26,656
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(3)	70,000	77,175
Universal Health Services, Inc., 7.125%, 6/30/16	40,000	45,900

		149,731

HOTELS, RESTAURANTS AND LEISURE†
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 11/1/17	50,000	53,875

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(3)	70,000	72,188

INSURANCE — 0.1%
International Lease Finance Corp., 4.875%, 4/1/15	70,000	73,675

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	70,000	74,638
International Business Machines Corp., 1.95%, 7/22/16	50,000	51,910

		126,548

MEDIA — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	70,000	75,688
DISH DBS Corp., 7.00%, 10/1/13	50,000	51,406
Sirius XM Radio, Inc., 8.75%, 4/1/15(3)	70,000	78,225

		205,319

METALS AND MINING†
Barrick Gold Corp., 2.90%, 5/30/16	30,000	31,570

MULTI-UTILITIES — 0.2%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(3)	45,000	47,419
Calpine Corp., 7.25%, 10/15/17(3)	63,000	67,095
CMS Energy Corp., 4.25%, 9/30/15	30,000	32,354

CMS Energy Corp., 8.75%, 6/15/19	25,000	33,883
DTE Energy Co., VRN, 0.99%, 6/3/13	40,000	40,040

		220,791

OIL, GAS AND CONSUMABLE FUELS — 0.4%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	70,000	64,925
Anadarko Petroleum Corp., 5.95%, 9/15/16	20,000	23,043
Bill Barrett Corp., 7.00%, 10/15/22	75,000	78,937
Denbury Resources, Inc., 8.25%, 2/15/20	75,000	84,375
Newfield Exploration Co., 6.875%, 2/1/20	50,000	53,875
Peabody Energy Corp., 7.375%, 11/1/16	30,000	34,350
Peabody Energy Corp., 6.50%, 9/15/20	30,000	32,100
QEP Resources, Inc., 5.25%, 5/1/23	75,000	77,250

		448,855

PERSONAL PRODUCTS†
Procter & Gamble Co. (The), 0.70%, 8/15/14	50,000	50,292

PHARMACEUTICALS — 0.1%
Valeant Pharmaceuticals International, 6.50%, 7/15/16(3)	70,000	73,413

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
ERP Operating LP, 5.20%, 4/1/13	25,000	25,000
Reckson Operating Partnership LP, 6.00%, 3/31/16	50,000	54,828

		79,828

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	70,000	71,050

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	75,000	82,031
Polymer Group, Inc., 7.75%, 2/1/19	75,000	82,125

		164,156

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Nextel Corp., 6.00%, 12/1/16	70,000	76,125

TOTAL CORPORATE BONDS (Cost $3,227,342)		3,362,113

COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 2.1%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	15,204	15,732
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	16,734	17,157
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	75,000	78,937
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.86%, 4/1/13	43,930	42,722
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 4/1/13	110,067	107,673
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.31%, 4/1/13	137,174	136,924
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	12,136	12,469
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	107,683	110,842

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	17,640	18,281
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.36%, 4/1/13	74,702	75,123
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 4/1/13	94,158	97,264
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.02%, 4/1/13	98,964	92,488
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 4/1/13(3)	125,000	127,144
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	36,887	38,972
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.87%, 4/1/13	32,604	34,561
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	25,670	27,246
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	22,863	24,037
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	107,798	112,318
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	25,032	26,270
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 4/1/13	39,232	39,588
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.75%, 4/1/13	98,949	101,794
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 4/1/13	84,141	86,819
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	81,777	84,922
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	153,188	158,770
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	117,289	117,954
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A15 SEQ, 6.00%, 8/25/36	5,417	5,413
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	42,919	44,819
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.29%, 4/1/13	58,335	53,914
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.41%, 4/1/13	29,651	29,586
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.64%, 4/1/13	115,400	115,467
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	93,217	94,085
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	85,763	87,967
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	43,766	47,057
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	20,891	21,607
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.04%, 4/1/13	11,612	11,883

		2,297,805

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	94,797	103,931

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,319,429)		2,401,736

COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.7%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	147,627	150,948
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	15,205	15,335
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 4/1/13	100,000	109,670
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 4/1/13	75,000	82,604
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(3)	100,000	101,375
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 4/1/13	25,000	25,969
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	28,383	28,362
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 4/1/13	200,000	211,350
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 4/1/13	200,000	209,060
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	200,000	213,232
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	66,532	68,257
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	155,000	159,202
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.51%, 4/11/13	150,000	157,616
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 4/11/13	25,000	26,775
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 4/11/13	125,000	135,893
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 4/11/13	75,000	82,553
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	14,129	14,320
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 4/1/13	100,000	108,932

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,899,473)		1,901,453

WARRANTS†

METALS AND MINING†
GoGold Resources, Inc.(4) (Cost $—)	101,250	—

TEMPORARY CASH INVESTMENTS — 9.4%

SSgA U.S. Government Money Market Fund	3,346,932	3,346,932
Federal Home Loan Bank, Series 0001, 0.16%, 4/18/13(2)	3,500,000	3,500,084
Federal Home Loan Bank, 0.09%, 5/15/13(2)	3,900,000	3,899,809

TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,746,616)	10,746,825

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $111,712,180)	114,158,034

OTHER ASSETS AND LIABILITIES — (0.3)%	(292,224)

TOTAL NET ASSETS — 100.0%	$113,865,810

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
513,000	AUD for USD	Westpac Group	4/26/13	533,193	(5,159)
1,404,300	BRL for USD	Barclays Bank plc	4/26/13	693,061	14,655
91,300	CAD for USD	Barclays Bank plc	4/26/13	89,828	925
5,209,626	CAD for USD	Barclays Bank plc	4/26/13	5,125,608	(102,840)
100,000	CAD for USD	Deutsche Bank	4/26/13	98,387	(773)
26,900	CAD for USD	HSBC Holdings plc	4/26/13	26,466	(466)
65,300	CAD for USD	HSBC Holdings plc	4/26/13	64,247	(989)
636,867	CHF for USD	UBS AG	4/26/13	671,070	(15,364)
115,821,001	CLP for USD	Barclays Bank plc	4/26/13	244,776	2,015
11,651,999	CLP for USD	Barclays Bank plc	4/26/13	24,625	198
36,751,000	CNY for USD	HSBC Holdings plc	4/26/13	5,865,838	9,945
1,005,000	CNY for USD	Westpac Group	4/26/13	160,408	194
51,614,006	COP for USD	Barclays Bank plc	4/26/13	28,212	(623)
204,848,003	COP for USD	Barclays Bank plc	4/26/13	111,969	(2,846)
22,000	EUR for USD	Barclays Bank plc	4/26/13	28,205	(469)
54,600	EUR for USD	Barclays Bank plc	4/26/13	70,000	(705)
48,000	EUR for USD	Deutsche Bank	4/26/13	61,538	(2,705)
2,814,961	EUR for USD	Deutsche Bank	4/26/13	3,608,900	(139,390)
25,300	EUR for USD	HSBC Holdings plc	4/26/13	32,436	(1,258)
282,100	GBP for USD	Barclays Bank plc	4/26/13	428,583	(18,856)
2,731,000	HKD for USD	Westpac Group	4/26/13	351,861	(567)
3,413,969,962	IDR for USD	UBS AG	4/26/13	349,667	5,637
1,105,600	ILS for USD	UBS AG	4/26/13	303,677	8,231
32,459,000	INR for USD	UBS AG	4/26/13	592,583	(1,035)
2,159,000	INR for USD	Westpac Group	4/26/13	39,415	(36)
2,672,000	JPY for USD	Barclays Bank plc	4/26/13	28,389	111
6,963,000	JPY for USD	HSBC Holdings plc	4/26/13	73,980	(1,261)
16,521,342	JPY for USD	UBS AG	4/26/13	175,534	(11,195)
1,231,218,002	KRW for USD	HSBC Holdings plc	4/26/13	1,104,271	(45,385)
41,748,000	MXN for USD	Barclays Bank plc	4/26/13	3,372,298	107,067
519,000	MXN for USD	Barclays Bank plc	4/26/13	41,924	1,427
712,000	MXN for USD	Deutsche Bank	4/26/13	57,514	2,188
754,000	MXN for USD	Westpac Group	4/26/13	60,906	237
1,819,900	MYR for USD	Westpac Group	4/26/13	588,275	(13,544)
227,400	NOK for USD	Barclays Bank plc	4/26/13	38,898	45
2,539,300	NOK for USD	Barclays Bank plc	4/26/13	434,362	(9,837)
159,500	NOK for USD	Deutsche Bank	4/26/13	27,283	(254)
8,009,700	NOK for USD	Deutsche Bank	4/26/13	1,370,107	(60,478)
237,200	NZD for USD	Westpac Group	4/26/13	198,161	(259)
10,434,000	PHP for USD	Westpac Group	4/26/13	255,647	(1,557)
29,999	PLN for USD	Deutsche Bank	4/26/13	9,195	(282)

9,463,000	RUB for USD	UBS AG	4/26/13	303,159	(4,391)
633,300	SGD for USD	HSBC Holdings plc	4/26/13	510,611	(5,214)
14,556,000	THB for USD	Westpac Group	4/26/13	496,294	8,656
67,000	TRY for USD	Deutsche Bank	4/26/13	36,919	(482)
22,303,000	TWD for USD	HSBC Holdings plc	4/26/13	746,706	(27,421)
				29,534,986	(314,110)
(Value on Settlement Date $29,849,096)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
77,300	BRL for USD	Barclays Bank plc	4/26/13	38,150	462
46,500	CAD for USD	Barclays Bank plc	4/26/13	45,750	(53)
179,200	CAD for USD	HSBC Holdings plc	4/26/13	176,310	2,938
35,700	CHF for USD	HSBC Holdings plc	4/26/13	37,617	1,636
370,000	CNY for USD	Deutsche Bank	4/26/13	59,056	(119)
622,000	CNY for USD	HSBC Holdings plc	4/26/13	99,278	(491)
1,110,000	CNY for USD	HSBC Holdings plc	4/26/13	177,167	(860)
1,004,009	CZK for USD	Deutsche Bank	4/26/13	49,939	2,273
24,000	EUR for USD	Barclays Bank plc	4/26/13	30,769	87
95,300	EUR for USD	HSBC Holdings plc	4/26/13	122,179	6,827
71,000	EUR for USD	HSBC Holdings plc	4/26/13	91,025	5,220
6,833,466	HUF for USD	Deutsche Bank	4/26/13	28,699	1,874
2,880,000	JPY for USD	Barclays Bank plc	4/26/13	30,599	1,169
4,714,000	JPY for USD	Barclays Bank plc	4/26/13	50,085	(1,089)
2,113,000	MXN for USD	Barclays Bank plc	4/26/13	170,683	(4,587)
1,077,000	MXN for USD	Deutsche Bank	4/26/13	86,997	(558)
314,600	MYR for USD	Westpac Group	4/26/13	101,693	(513)
300,800	NOK for USD	HSBC Holdings plc	4/26/13	51,454	3,177
194,000	PEN for USD	Barclays Bank plc	4/26/13	74,848	1,320
2,289,000	PHP for USD	Westpac Group	4/26/13	56,084	183
2,521,400	SEK for USD	Barclays Bank plc	4/26/13	386,727	4,358
970,025	SEK for USD	Deutsche Bank	4/26/13	148,780	(129)
34,200	SGD for USD	Deutsche Bank	4/26/13	27,574	(192)
1,291,000	THB for USD	Westpac Group	4/26/13	44,017	(846)
924,000	TWD for USD	HSBC Holdings plc	4/26/13	30,936	405
176,000	ZAR for USD	Deutsche Bank	4/26/13	19,081	557
				2,235,497	23,049
(Value on Settlement Date $2,258,546)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
6	U.S. Treasury 5-Year Notes	June 2013	744,328	(388)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77	8/8/14	1,316
Bank of America N.A.	925,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	1/21/16	4,817
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97	12/21/16	12,045
Barclays Bank plc	500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	1,138
Barclays Bank plc	900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	3,838
Barclays Bank plc	2,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.52	5/13/16	(30,600)
Barclays Bank plc	700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	3,371
Morgan Stanley Capital Services LLC	800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	10/9/15	(324)
						(4,399)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen

KRW	-	South Korea Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Rouble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $10,510.

(2)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $13,950,053, which represented 12.3% of total net assets. None of these securities were considered illiquid.

(4)	Non-income producing.
(5)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
U.S. Treasury Securities	—	40,641,420	—
Commercial Paper	—	18,995,668	—
Common Stocks	14,736,961	3,642,531	—
Exchange-Traded Funds	17,729,327	—	—
Corporate Bonds	—	3,362,113	—
Collateralized Mortgage Obligations	—	2,401,736	—
Commercial Mortgage-Backed Securities	—	1,901,453	—
Warrants	—	—	—
Temporary Cash Investments	3,346,932	7,399,893	—
Total Value of Investment Securities	35,813,220	78,344,814	—

Other Financial Instruments
Futures Contracts	(388)	—	—
Swap Agreements	—	(4,399)	—
Forward Foreign Currency Exchange Contracts	—	(291,061)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	(388)	(295,460)	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$111,940,524
Gross tax appreciation of investments	$3,873,059
Gross tax depreciation of investments	(1,655,549)
Net tax appreciation (depreciation) of investments	$2,217,510

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Utilities Fund

March 31, 2013

Utilities - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%

ALTERNATIVE CARRIERS — 0.4%
Neutral Tandem, Inc.	228,105	745,903
Premiere Global Services, Inc.(1)	59,645	655,499

		1,401,402

COMMUNICATIONS EQUIPMENT — 2.8%
QUALCOMM, Inc.	139,070	9,310,737

CONSTRUCTION AND ENGINEERING — 0.5%
Pike Electric Corp.	115,079	1,637,574

ELECTRIC UTILITIES — 31.1%
American Electric Power Co., Inc.	300,151	14,596,343
Duke Energy Corp.	49,308	3,579,268
Edison International	64,978	3,269,693
El Paso Electric Co.	37,584	1,264,701
Entergy Corp.	188,278	11,906,701
Exelon Corp.	278,105	9,589,060
IDACORP, Inc.	16,183	781,153
NextEra Energy, Inc.	86,775	6,740,682
NV Energy, Inc.	245,267	4,912,698
Pinnacle West Capital Corp.	212,918	12,325,823
PNM Resources, Inc.	133,194	3,102,088
Portland General Electric Co.	347,287	10,533,215
PPL Corp.	474,686	14,862,419
Southern Co.	74,678	3,503,892
Xcel Energy, Inc.	112,193	3,332,132

		104,299,868

GAS UTILITIES — 4.6%
Chesapeake Utilities Corp.	16,010	785,290
Laclede Group, Inc. (The)	64,860	2,769,522
UGI Corp.	308,215	11,832,374

		15,387,186

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 4.0%
AES Corp. (The)	1,057,296	13,290,211

INTEGRATED TELECOMMUNICATION SERVICES — 24.8%
AT&T, Inc.	1,006,634	36,933,401
Atlantic Tele-Network, Inc.	44,159	2,142,153
BCE, Inc.	85,987	4,014,733
CenturyLink, Inc.	326,382	11,465,800
Frontier Communications Corp.	426,856	1,698,887
HickoryTech Corp.	23,007	233,521
IDT Corp., Class B	154,243	1,860,171
Verizon Communications, Inc.	507,969	24,966,676

		83,315,342

INTERNET SOFTWARE AND SERVICES — 3.6%
j2 Global, Inc.	311,512	12,214,386

MULTI-UTILITIES — 21.1%
Ameren Corp.	381,752	13,368,955
CenterPoint Energy, Inc.	414,373	9,928,377
Dominion Resources, Inc.	65,681	3,821,320
DTE Energy Co.	194,547	13,295,342
PG&E Corp.	338,644	15,079,817
Public Service Enterprise Group, Inc.	449,061	15,420,755
SCANA Corp.	2,242	114,701

		71,029,267

OIL AND GAS EXPLORATION AND PRODUCTION — 0.5%
Energen Corp.	32,781	1,704,940

WIRELESS TELECOMMUNICATION SERVICES — 5.4%
America Movil SAB de CV Series L ADR	121,128	2,538,843
MetroPCS Communications, Inc.(1)	779,543	8,497,019
NTELOS Holdings Corp.	132,021	1,691,189
USA Mobility, Inc.	243,054	3,225,326
Vodafone Group plc ADR	75,878	2,155,694

		18,108,071

TOTAL COMMON STOCKS (Cost $271,623,044)		331,698,984

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $283,330), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $277,722)		277,719
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $850,450), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $833,168)		833,156
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $283,379), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $277,722)		277,719
SSgA U.S. Government Money Market Fund	1,791,490	1,791,490

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,180,084)		3,180,084

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $274,803,128)		334,879,068

OTHER ASSETS AND LIABILITIES — 0.3%		961,756

TOTAL NET ASSETS — 100.0%		$335,840,824

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	331,698,984	—	—
Temporary Cash Investments	1,791,490	1,388,594	—
Total Value of Investment Securities	333,490,474	1,388,594	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$275,978,021
Gross tax appreciation of investments	$62,572,500
Gross tax depreciation of investments	(3,671,453)
Net tax appreciation (depreciation) of investments	$58,901,047

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 29, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 29, 2013